UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

AIG Retirement Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Evelyn M. Curran

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6425

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Item 1.	Schedule of Investments.

AIG Retirement Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 98.3%
Domestic Equity Investment Companies - 63.1%

AIG Retirement Co. I Blue Chip Growth Fund	949,065	$5,893,693
AIG Retirement Co. I Global Real Estate Fund†	689,721	4,110,739
AIG Retirement Co. I Mid Cap Index Fund	73,276	1,028,802
AIG Retirement Co. I Stock Index Fund	349,279	7,813,377
AIG Retirement Co. I Value Fund	687,395	4,523,057
AIG Retirement Co. II Capital Appreciation Fund	2,309,096	14,939,848
AIG Retirement Co. II Large Cap Value Fund	306,744	2,809,775
AIG Retirement Co. II Mid Cap Value Fund	205,798	2,055,926

Total Domestic Equity Investment Companies
(cost $59,332,092)		43,175,217

Fixed Income Investment Companies - 25.2%

AIG Retirement Co. I Government Securities Fund	902,218	10,005,596
AIG Retirement Co. II Core Bond Fund	610,254	5,687,564
AIG Retirement Co. II High Yield Bond Fund	258,609	1,507,693

Total Fixed Income Investment Companies
(cost $17,174,903)		17,200,853

International Equity Investment Companies - 10.0%

AIG Retirement Co. I International Equities Fund	571,094	3,289,502
AIG Retirement Co. I International Growth I Fund	373,466	2,741,242
AIG Retirement Co. II International Small Cap Equity Fund	86,566	822,373

Total International Equity Investment Companies
(cost $9,781,248)		6,853,117

Total Long-Term Investment Securities
(cost $86,288,243)		67,229,187

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

AIG Retirement Co. I Money Market I Fund
(cost $1,302,100)	1,302,100	1,302,100

TOTAL INVESTMENTS
(cost $87,590,343)(2)	100.2%	68,531,287
Liabilities in excess of other assets	(0.2)	(162,256)

NET ASSETS	100.0%	$68,369,031

#	The Aggressive Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 100.9%
Aerospace/Defense - 1.8%

Lockheed Martin Corp.	14,400	$1,110,384

Agricultural Chemicals - 6.3%

CF Industries Holdings, Inc.	6,200	326,306
Monsanto Co.	23,700	1,877,040
Potash Corp. of Saskatchewan, Inc.	13,000	801,320
The Mosaic Co.	28,300	858,905

		3,863,571

Applications Software - 3.2%

Microsoft Corp.	71,900	1,453,818
Salesforce.com, Inc.†	18,200	520,884

		1,974,702

Athletic Footwear - 1.4%

NIKE, Inc., Class B	16,200	862,650

Banks-Fiduciary - 1.5%

State Street Corp.	22,300	939,053

Banks-Super Regional - 2.0%

US Bancorp	26,500	714,970
Wells Fargo & Co.	17,800	514,242

		1,229,212

Beverages-Non-alcoholic - 3.2%

The Coca-Cola Co.	42,000	1,968,540

Cable TV - 1.2%

Comcast Corp., Class A	42,000	728,280

Cellular Telecom - 0.5%

NII Holdings, Inc.†	16,400	318,816

Coal - 0.3%

Massey Energy Co.	13,600	212,432

Commercial Services-Finance - 3.2%

Mastercard, Inc., Class A	7,700	1,118,810
Paychex, Inc.	29,200	825,192

		1,944,002

Computers - 5.4%

Apple, Inc.†	12,400	1,149,108
Hewlett-Packard Co.	38,100	1,344,168
International Business Machines Corp.	10,200	832,320

		3,325,596

Computers-Memory Devices - 1.8%

EMC Corp.†	102,600	1,084,482

Distribution/Wholesale - 0.9%

WW Grainger, Inc.	7,900	557,503

E-Commerce/Services - 1.5%

eBay, Inc.†	70,400	924,352

Electronic Components-Semiconductors - 0.9%

Intel Corp.	42,200	582,360

Energy-Alternate Sources - 1.3%

First Solar, Inc.†	6,200	774,008

Engineering/R&D Services - 2.3%

Fluor Corp.	17,400	792,396
Jacobs Engineering Group, Inc.†	13,300	595,441

		1,387,837

Engines-Internal Combustion - 0.9%

Cummins, Inc.	22,200	567,876

Enterprise Software/Service - 3.4%

CA, Inc.	40,000	673,600
Oracle Corp.†	89,100	1,433,619

		2,107,219

Finance-Investment Banker/Broker - 1.5%

The Charles Schwab Corp.	49,800	912,834

Food-Misc. - 2.4%

Campbell Soup Co.	18,700	599,335
General Mills, Inc.	13,700	865,429

		1,464,764

Industrial Gases - 1.8%

Praxair, Inc.	19,169	1,131,929

Machinery-Farming - 1.1%

AGCO Corp.†	26,600	654,892

Machinery-Pumps - 0.7%

Flowserve Corp.	8,000	402,640

Medical Instruments - 3.4%

Intuitive Surgical, Inc.†	7,700	1,020,481
St. Jude Medical, Inc.†	37,700	1,056,731

		2,077,212

Medical Products - 4.9%

Johnson & Johnson	24,600	1,441,068
Stryker Corp.	24,500	953,540
Varian Medical Systems, Inc.†	15,200	613,472

		3,008,080

Medical-Biomedical/Gene - 8.8%

Amgen, Inc.†	21,100	1,171,894
Biogen Idec, Inc.†	31,000	1,311,610
Celgene Corp.†	11,100	578,310
Gilead Sciences, Inc.†	31,700	1,419,843
Myriad Genetics, Inc.†	14,900	883,272

		5,364,929

Medical-Drugs - 7.1%

Abbott Laboratories	10,900	571,051
Bristol-Myers Squibb Co.	86,400	1,788,480
Forest Laboratories, Inc.†	39,800	962,364
Merck & Co., Inc.	18,900	505,008
Schering-Plough Corp.	31,400	527,834

		4,354,737

Multimedia - 1.5%

The Walt Disney Co.	41,700	939,084

Oil & Gas Drilling - 2.1%

Diamond Offshore Drilling, Inc.	11,200	826,560
Noble Corp.	16,800	450,072

		1,276,632

Oil Companies-Exploration & Production - 3.2%

EOG Resources, Inc.	8,600	731,172
Southwestern Energy Co.†	35,300	1,213,261

		1,944,433

Oil Companies-Integrated - 1.4%

Murphy Oil Corp.	19,200	845,760

Oil Field Machinery & Equipment - 1.7%

Cameron International Corp.†	22,000	464,200
National-Oilwell Varco, Inc.†	19,400	548,826

		1,013,026

Oil-Field Services - 0.8%

Smith International, Inc.	16,200	473,688

Pharmacy Services - 1.8%

Express Scripts, Inc.†	18,700	1,075,437

Pipelines - 0.3%

Williams Cos., Inc.	12,400	201,128

Retail-Apparel/Shoe - 0.8%

Urban Outfitters, Inc.†	26,400	479,688

Retail-Computer Equipment - 1.0%

GameStop Corp., Class A†	27,800	607,430

Retail-Discount - 2.3%

Wal-Mart Stores, Inc.	25,300	1,413,764

Retail-Jewelry - 0.7%

Tiffany & Co.	21,200	419,548

Savings & Loans/Thrifts - 1.3%

Hudson City Bancorp, Inc.	46,600	778,686

Telecommunication Equipment - 0.9%

Harris Corp.	15,600	544,128

Telephone-Integrated - 1.4%

AT&T, Inc.	30,700	876,792

Transport-Rail - 3.3%

Burlington Northern Santa Fe Corp.	7,600	582,236
Norfolk Southern Corp.	18,400	910,248
Union Pacific Corp.	10,600	530,424

		2,022,908

Web Portals/ISP - 1.7%

Google, Inc., Class A†	3,600	1,054,656

Total Long-Term Investment Securities
(cost $83,882,943)		61,801,680

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08 (cost $292,000)	292,000	292,000

TOTAL INVESTMENTS
(cost $84,174,943) (1)	101.4%	62,093,680
Liabilities in excess of other assets	(1.4)	(837,024)

NET ASSETS	100.0%	$61,256,656

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 97.5%
Domestic Equity Investment Companies - 31.1%

AIG Retirement Co. I Blue Chip Growth Fund	162,164	$1,007,036
AIG Retirement Co. I Global Real Estate Fund†	160,907	959,004
AIG Retirement Co. I Mid Cap Index Fund	34,161	479,617
AIG Retirement Co. I Stock Index Fund	150,061	3,356,860
AIG Retirement Co. I Value Fund	276,938	1,822,254
AIG Retirement Co. II Capital Appreciation Fund	696,706	4,507,686
AIG Retirement Co. II Large Cap Value Fund	125,644	1,150,897
AIG Retirement Co. II Mid Cap Value Fund	120,005	1,198,851
AIG Retirement Co. II Small Cap Growth Fund†	54,571	383,633

Total Domestic Equity Investment Companies
(cost $17,101,222)		14,865,838

Fixed Income Investment Companies - 62.4%

AIG Retirement Co. I Government Securities Fund	1,249,661	13,858,739
AIG Retirement Co. II Core Bond Fund	1,492,126	13,906,619
AIG Retirement Co. II High Yield Bond Fund	353,692	2,062,027

Total Fixed Income Investment Companies
(cost $30,382,816)		29,827,385

International Equity Investment Companies - 4.0%

AIG Retirement Co. I International Equities Fund
(cost $2,261,207)	333,014	1,918,163

Total Long-Term Investment Securities
(cost $49,745,245)		46,611,386

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 2.8%

AIG Retirement Co. I Money Market I Fund
(cost $1,342,716)	1,342,716	1,342,716

TOTAL INVESTMENTS
(cost $51,087,961)(2)	100.3%	47,954,102
Liabilities in excess of other assets	(0.3)	(135,160)

NET ASSETS	100.0%	$47,818,942

#	The Conversative Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.aigvalic.com.
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
ASSET BACKED SECURITIES - 8.7%
Diversified Financial Services - 8.7%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$660,000	$301,688
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(2)	2,542,629	1,813,527
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(2)	2,529,488	1,340,217
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	390,000	280,539
Chase Funding Mtg. Loan Asset-Backed Certs. Series 2003-6, Class 1A6 4.59% due 05/25/15	176,559	165,128
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.01% due 07/25/37(2)(3)	1,081,462	1,007,265
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/10/49(1)	870,000	391,786
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	1,377,000	1,217,357
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 2.58% due 02/05/19*(1)(4)	1,035,000	832,735
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	340,000	265,056
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(1)(3)	100,000	82,439
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	1,330,000	598,607
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.58% due 01/12/18(1)	1,698,000	756,612
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	285,000	255,529
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(5)	500,000	375,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	178,667	133,515
Swift Master Auto Receivables Trust Series 2007-2, Class A 2.07% due 10/15/12(4)	2,260,734	1,957,627
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(2)(3)	1,624,433	992,823
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	438,253	277,465

Total Asset Backed Securities (cost $19,283,314)		13,044,915

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(14) (cost $27,000)	27,000	12,150

CORPORATE BONDS & NOTES - 38.5%
Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Notes 6.13% due 07/15/38	190,000	178,380

Agricultural Chemicals - 0.3%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	20,000	15,200
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	150,000	108,375
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	395,000	335,750

		459,325

Airlines - 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	145,000	103,675
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	18,000	14,670
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	162,577	130,468

		248,813

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co. Senior Bonds 6.38% due 02/01/29	140,000	26,600
General Motors Corp. Senior Notes 7.13% due 07/15/13	108,000	26,460

		53,060

Banks-Commercial - 1.1%

American Express Bank FSB 5.55% due 10/17/12	250,000	224,781

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	80,000	76,699
First Maryland Capital II Company Guar. Notes 4.04% due 02/01/27(4)	159,000	98,297
KeyBank NA Sub. Notes 5.45% due 03/03/16	258,000	209,283
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	67,903
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	141,000	129,738
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	293,000	250,864
Sovereign Bank Sub. Notes 8.75% due 05/30/18	267,000	252,211
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	170,000	128,766
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	190,000	162,938

		1,601,480

Banks-Fiduciary - 0.2%

State Street Capital Trust IV Company Guar. Notes 3.82% due 06/15/37(4)	420,000	235,872

Banks-Super Regional - 0.9%

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	418,000	339,323
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	180,000	119,653
NationsBank Capital Trust III Bank Guar. Notes 5.30% due 01/15/27(4)	302,000	141,509
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(4)(8)	250,000	100,152
Wachovia Corp. Senior Notes 3.63% due 02/17/09	191,000	189,635
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	60,000	49,533
Wachovia Corp. Notes 5.50% due 05/01/13	175,000	165,842
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	318,000	313,511

		1,419,158

Beverages-Non-alcoholic - 0.1%

Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	165,000	171,618

Broadcast Services/Program - 0.1%

Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	305,000	149,450

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	173,000	168,891

Cable TV - 0.6%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	174,000	36,975
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	328,000	166,460
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	22,000	10,450
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	234,000	204,569
Comcast Corp. Notes 6.95% due 08/15/37	183,000	153,453
Cox Communications, Inc. Bonds 6.95% due 06/01/38*	125,000	100,033
Time Warner Cable, Inc. Notes 8.25% due 02/14/14	301,000	297,187

		969,127

Casino Hotels - 0.1%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	250,000	127,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	85,000	64,600

		192,100

Casino Services - 0.0%

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	125,000	59,375

Cellular Telecom - 0.9%

Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(4)	100,000	93,500
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	594,000	601,436
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	200,000	80,000
Verizon Wireless Notes 7.38% due 11/15/13*	342,000	338,825
Verizon Wireless Notes 8.50% due 11/15/18*	185,000	186,663

		1,300,424

Chemicals-Diversified - 0.3%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	54,000	51,898
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	352,000	334,153

		386,051

Chemicals-Specialty - 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	160,000	105,600
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	320,000	84,800

		190,400

Commercial Services-Finance - 0.3%

The Western Union Co. Senior Notes 5.40% due 11/17/11	525,000	499,943

Computer Services - 0.3%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	65,000	46,963
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	400,000	399,159

		446,122

Computers - 0.2%

International Business Machines Corp. Senior Notes 5.70% due 09/14/17	320,000	305,921

Consumer Products-Misc. - 0.1%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	80,000	78,400
Kimberly-Clark Corp. Senior Notes 7.50% due 11/01/18	135,000	146,903

		225,303

Containers-Paper/Plastic - 0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	7,000
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	475,000	125,875

		132,875

Cosmetics & Toiletries - 0.1%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	115,000	103,797

Direct Marketing - 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	95,000	59,850

Diversified Banking Institutions - 1.4%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	391,000	346,608
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	702,000	575,551
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	246,000	224,535
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	175,000	159,263
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	385,000	351,842
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	209,000	155,907
The Goldman Sachs Group, Inc. 3.25% due 06/15/12	153,000	153,219
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	170,000	152,716

		2,119,641

Diversified Financial Services - 1.0%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	450,000	409,673
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(4)	219,000	132,105
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	430,000	413,504

General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	675,000	552,604

		1,507,886

Diversified Manufacturing Operations - 0.3%

General Electric Co. Senior Notes 5.25% due 12/06/17	425,000	389,449

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	123,000	36,305

Electric-Distribution - 0.0%

Old Dominion Electric Cooperative 1st Mtg. Bonds 5.68% due 12/01/28	41,125	36,192

Electric-Generation - 0.5%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	440,000	344,752
The AES Corp. Senior Notes 8.00% due 10/15/17	320,000	220,800
The AES Corp. Senior Notes 8.88% due 02/15/11	190,000	164,350

		729,902

Electric-Integrated - 6.2%

Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	324,000	302,213
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	102,000	81,793
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	168,000	124,637
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	396,000	360,992
Delmarva Power & Light Co. Notes 6.40% due 12/01/13	360,000	359,968
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	506,000	247,940
Dominion Resources, Inc. Series D Senior Notes 8.88% due 01/15/19	150,000	152,878
DTE Energy Co. Senior Notes 6.38% due 04/15/33	282,000	203,928
DTE Energy Co. Senior Notes 7.05% due 06/01/11	131,000	129,820
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	280,000	259,779
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	380,000	312,337
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	255,000	252,307
Exelon Corp. Senior Notes 6.75% due 05/01/11	280,000	268,601
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	402,556	335,529
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	395,000	365,375
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	89,453	84,980
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	540,000	368,735
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	148,000	128,606
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	450,000	375,142
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	490,000	463,740
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	364,000	310,072
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	115,000	116,707
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	268,000	237,240
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	308,000	286,014
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	727,000	600,876
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	150,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	263,000	224,846
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	165,000	105,600

Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	175,000	112,000
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	320,000	285,989
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	157,000	156,902
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	2,000,000	1,654,574

		9,270,120

Electronic Components-Semiconductors - 0.3%

Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	90,000	54,000
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	380,000	303,987
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(4)(16)	145,000	30,450

		388,437

Electronic Measurement Instruments - 0.2%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	385,000	297,954

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	95,000	78,850

Finance-Auto Loans - 0.1%

Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	7,000	3,568
GMAC LLC Senior Bonds 6.88% due 09/15/11	140,000	53,796
GMAC LLC Senior Bonds 6.88% due 08/28/12	208,000	72,815

		130,179

Finance-Commercial - 0.5%

Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	400,000	376,753
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	334,688

		711,441

Finance-Credit Card - 0.2%

MBNA America Bank NA Senior Notes 7.13% due 11/15/12*	230,000	233,790

Finance-Investment Banker/Broker - 3.2%

Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	275,000	242,093
Credit Suisse USA, Inc. Notes 5.25% due 03/02/11	204,000	197,302
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	317,000	316,730
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	410,000	397,027
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	270,000	260,596
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	206,000	207,148
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(4)(8)(10)(11)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	230,000	23
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(11)	332,000	33,200
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	215,000	173,604
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	180,000	169,495
Morgan Stanley Senior Notes 5.38% due 10/15/15	220,000	180,265
Morgan Stanley Notes 5.45% due 01/09/17	198,000	156,327
Morgan Stanley Senior Notes 5.75% due 10/18/16	291,000	234,541
Morgan Stanley Senior Notes 6.00% due 04/28/15	410,000	338,243
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	85,000	39,356
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	248,000	243,997

The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	442,000	405,555
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	431,000	433,929
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	195,000	159,420
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	207,000	154,737
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	165,000	120,801
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	505,000	323,746

		4,788,168

Finance-Mortgage Loan/Banker - 0.3%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	416,000	394,901

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	195,000	158,259

Food-Misc. - 0.5%

Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	361,000	316,739
McCormick & Co., Inc. Notes 5.25% due 09/01/13	410,000	417,476

		734,215

Food-Retail - 0.2%

Kroger Co. Company Guar. Notes 7.50% due 01/15/14	360,000	365,258

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 6.75% due 04/01/16	255,000	192,525

Gambling (Non-Hotel) - 0.0%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	50,000	29,125

Home Furnishings - 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	40,000	16,600
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(9)	58,000	11,600

		28,200

Hotel/Motels - 0.1%

Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	170,000	119,855

Independent Power Producers - 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	215,000	174,687

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	145,000	140,363
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	75,000	74,422
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	40,000	16,050

		230,835

Insurance-Life/Health - 0.6%

Americo Life, Inc. Notes 7.88% due 05/01/13*	109,000	107,411
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	308,000	269,341
Monumental Global Funding II Notes 5.65% due 07/14/11*	120,000	121,257
Pricoa Global Funding I Notes 5.30% due 09/27/13*	470,000	406,497

		904,506

Insurance-Mutual - 0.1%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	225,000	118,866

Insurance-Property/Casualty - 0.4%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	336,000	288,443
Chubb Corp. Senior Notes 5.20% due 04/01/13	246,000	231,570
Chubb Corp. Senior Notes 6.50% due 05/15/38	179,000	150,861

		670,874

Insurance-Reinsurance - 0.2%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	410,000	326,959

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	228,047

Medical Products - 0.7%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	500,000	506,334
Johnson & Johnson Notes 5.95% due 08/15/37	262,000	274,994
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	175,000	129,500
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	250,000	190,000

		1,100,828

Medical-Drugs - 0.9%

GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	222,000	210,051
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	408,000	360,172
Wyeth Bonds 5.50% due 02/01/14	693,000	666,505
Wyeth Notes 6.95% due 03/15/11	100,000	103,431

		1,340,159

Medical-HMO - 0.8%

Aetna, Inc. Senior Notes. 6.75% due 12/15/37	269,000	206,927
Humana, Inc. Bonds 8.15% due 06/15/38	290,000	227,809
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	179,693
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	216,000	167,075
WellPoint, Inc. Notes 5.00% due 01/15/11	117,000	108,205
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	340,000	241,048

		1,130,757

Medical-Hospitals - 0.6%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	120,000	96,300
HCA, Inc. Senior Notes 6.25% due 02/15/13	225,000	144,000
HCA, Inc. Senior Notes 9.13% due 11/15/14	50,000	40,625
HCA, Inc. Senior Notes 9.25% due 11/15/16	500,000	406,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	250,000	190,000

		877,175

Medical-Wholesale Drug Distribution - 0.2%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	280,000	259,306

Metal-Aluminum - 0.2%

Alcoa, Inc. Notes 6.00% due 01/15/12	167,000	155,563
Alcoa, Inc. Bonds 6.50% due 06/15/18	224,000	170,155

		325,718

Metal Processors & Fabrication - 0.1%

Timken Co. Notes 5.75% due 02/15/10	133,000	130,974

Mining - 0.0%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(4)	105,000	34,125

Multimedia - 1.0%

Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	397,000	378,305
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	570,000	477,272
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	393,000	340,435
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	444,000	381,756

		1,577,768

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	49,111

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	312,000	293,536

		342,647

Office Automation & Equipment - 0.4%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37	510,000	444,151
Xerox Corp. Senior Notes 6.35% due 05/15/18	165,000	118,333

		562,484

Oil Companies-Exploration & Production - 1.2%

Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	70,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	665,000	528,675
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	551,975
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	145,000	103,675
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	515,000	355,350
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	170,000	139,740

		1,749,415

Oil Companies-Integrated - 0.4%

Hess Corp. Notes 7.13% due 03/15/33	195,000	161,263
Hess Corp. Bonds 7.88% due 10/01/29	265,000	236,665
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	293,000	271,490

		669,418

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp. Senior Notes 7.00% due 07/15/38	193,000	154,061

Oil Refining & Marketing - 0.2%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	396,000	367,665

Oil-Field Services - 0.1%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	11,700
Baker Hughes, Inc. Senior Notes 7.50% due 11/15/18	195,000	202,689

		214,389

Paper & Related Products - 0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	110,000	21,175
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	90,000	68,400
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	20,000	14,700

		104,275

Physicians Practice Management - 0.1%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	115,000	86,250

Pipelines - 1.6%

CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	670,000	618,171
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	50,000	32,750
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	545,000	386,950
DCP Midstream LLC Notes 9.70% due 12/01/13*	185,000	185,921
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	80,000	78,231
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	215,000	153,359
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	337,000	226,858
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	371,000	286,984
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	540,000	410,400

		2,379,624

Publishing-Periodicals - 0.0%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	9,000	5,580
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	8,000	2,120

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	120,000	29,700

		37,400

Real Estate Investment Trusts - 0.2%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	220,000	131,438
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	185,000	156,835

		288,273

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	100,000	6,000

Rental Auto/Equipment - 0.0%

United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	90,000	54,000

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	155,000	85,250

Retail-Discount - 0.2%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	333,000	318,689

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	215,000	193,654

Retail-Restaurants - 0.1%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	209,000	142,120

Savings & Loans/Thrifts - 0.2%

Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(4)	81,000	65,133
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	266,000	259,363

		324,496

Special Purpose Entities - 1.1%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	156,000	140,107
CCM Merger, Inc. Notes 8.00% due 08/01/13*	200,000	112,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	95,000	43,700
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	10,000	4,100
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	93,000	30,225
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	70,000	36,400
John Hancock Global Funding II Notes 7.90% due 07/02/10*	188,000	193,698
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(4)	150,000	63,000
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	127,000	72,390
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	739,000	693,588
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	120,000	69,600
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(4)(8)	648,000	222,886

		1,681,694

Steel-Producers - 0.8%

ArcelorMittal USA Senior Notes 6.50% due 04/15/14	370,000	301,714
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	690,000	726,424
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(4)	125,000	82,500
United States Steel Corp. Senior Notes 7.00% due 02/01/18	167,000	105,266

		1,215,904

Telecom Services - 0.9%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	614,000	416,377
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	55,000	28,050
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	210,000	117,075
Qwest Corp. Senior Notes 6.50% due 06/01/17	200,000	140,000

Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	103,950
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	550,000	542,779

		1,348,231

Telephone-Integrated - 1.7%

AT&T Corp. Senior Notes 7.30% due 11/15/11	640,000	650,058
BellSouth Corp. Senior Notes 6.00% due 10/15/11	725,000	710,933
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	9,975
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	450,000	405,521
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	324,000	270,566
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	185,000	185,047
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	380,000	364,980

		2,597,080

Television - 0.1%

Belo Corp. Senior Notes 6.75% due 05/30/13	80,000	49,896
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(4)(13)	310,189	58,160
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(16)	105,000	1,575

		109,631

Transactional Software - 0.0%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	120,000	36,600

Transport-Air Freight - 0.4%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	261,914	209,531
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	211,305	169,044
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	229,922	193,135

		571,710

Transport-Equipment & Leasing - 0.1%

GATX Corp. Pass Through Certs. 9.00% due 11/15/13	78,000	81,185

Transport-Rail - 0.2%

CSX Corp. Senior Notes 6.25% due 04/01/15	205,000	191,192
CSX Corp. Senior Notes 6.25% due 03/15/18	138,000	121,051

		312,243

Transport-Services - 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	275,000	167,750

Travel Services - 0.0%

Travelport LLC Company Guar. Notes 7.44% due 09/01/14(4)	184,000	44,160

Total Corporate Bonds & Notes (cost $70,265,385)		57,975,869

FOREIGN CORPORATE BONDS & NOTES - 6.1%
Banks-Commercial - 0.7%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	48,000	48,000
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(8)	390,000	222,230
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	342,000	291,726
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 12/30/09(4)(8)	132,000	80,520
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(8)	350,000	177,572
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(8)	205,000	103,172
NIB Capital Bank Bonds 5.82% due 12/11/13*(4)(8)	393,000	67,925

		991,145

Banks-Money Center - 0.1%

Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	165,000	148,721

Beverages-Wine/Spirits - 0.4%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	685,000	655,843

Brewery - 0.3%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	270,000	213,858
SABMiller PLC Senior Notes 6.50% due 07/15/18*	322,000	285,833

		499,691

Broadcast Services/Program - 0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	176,000	137,187

Cellular Telecom - 0.1%

Vodafone Group PLC Senior Notes 7.75% due 02/15/10	195,000	194,499

Containers-Metal/Glass - 0.2%

Rexam PLC Bonds 6.75% due 06/01/13*	254,000	242,356
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	200,000	56,000

		298,356

Cruise Lines - 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	300,000	180,000

Diversified Manufacturing Operations - 0.2%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	160,000	134,400
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	160,000	138,550

		272,950

Diversified Operations - 0.2%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	280,000	234,121

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	221,000	176,213

Electric-Integrated - 0.2%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	210,000	208,043
TransAlta Corp. Senior Notes 6.65% due 05/15/18	137,000	116,756

		324,799

Finance-Other Services - 0.1%

BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	195,000	195,612

Food-Meat Products - 0.1%

JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000	79,750

Food-Retail - 0.2%

Delhaize Group SA Senior Notes 6.50% due 06/15/17	359,000	321,844

Insurance-Multi-line - 0.2%

Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(4)(8)	189,000	51,124
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	170,000	120,353
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	187,127

		358,604

Investment Companies - 0.1%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	223,000	147,896

Medical Products - 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(4)	60,000	34,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	260,000	85,800

		120,000

Medical-Drugs - 0.1%

Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	345,000	207,000

Multimedia - 0.2%

Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	322,000	305,767

Oil Companies-Exploration & Production - 0.3%

Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	133,000	98,366
Nexen, Inc. Bonds 5.88% due 03/10/35	339,000	234,075

OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	190,000	72,200
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	10,000	3,900

		408,541

Pipelines - 0.1%

Enbridge, Inc. Senior Notes 5.80% due 06/15/14	157,000	130,983

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(10)(11)	165,000	10,725

Property Trust - 0.1%

Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	205,000	164,598

Satellite Telecom - 0.2%

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	260,000	222,300
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	15,000	12,525

		234,825

Special Purpose Entities - 0.6%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14	500,000	621,250
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)	260,000	110,290
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(8)	272,000	188,357

		919,897

Telecom Services - 0.0%

TELUS Corp. Notes 8.00% due 06/01/11	45,000	45,491

Telecommunication Equipment - 0.0%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(15)	100,000	29,000

Telephone-Integrated - 0.5%

Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	375,000	273,750
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	500,000	440,000

		713,750

Transport-Marine - 0.2%

DP World, Ltd. Bonds 6.85% due 07/02/37*	495,000	264,566

Transport-Rail - 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	180,000	180,883

Water - 0.2%

Veolia Environnement Notes 6.75% due 06/01/38	330,000	260,602

Total Foreign Corporate Bonds & Notes (cost $12,120,064)		9,213,859

FOREIGN GOVERNMENT AGENCIES - 0.2%
Sovereign - 0.2%

Province of Quebec Bonds 7.50% due 09/15/29	224,000	310,205
United Mexican States Notes 6.75% due 09/27/34	2,000	1,790

Total Foreign Government Agencies (cost $270,035)		311,995

U.S. GOVERNMENT AGENCIES - 45.0%
Federal Home Loan Mtg. Corp. - 31.0%

4.50% due 11/01/18	439,145	442,066
4.50% due 02/01/19	474,916	475,997
5.00% due 03/01/19	196,103	198,878
5.00% due 11/15/28	475,000	481,758
5.00% due 09/15/31	610,000	616,418
5.00% due 10/01/33	57,341	57,781
5.00% due 06/01/34	1,120,983	1,128,540
5.00% due 10/15/34	2,740,000	2,692,983
5.00% due 12/01/34	379,274	381,831
5.00% due 07/01/35	600,134	603,992
5.00% due 08/01/35	1,290,960	1,299,259
5.00% due 10/01/35	3,067,404	3,087,124
5.00% due 11/01/35	802,319	807,477
5.00% due 11/01/36	455,576	458,363
5.00% due 01/01/37	578,238	581,774
5.00% due 04/01/37	1,671,210	1,680,909
5.00% due 11/01/37	1,716,718	1,726,682
5.47% due 03/01/36(4)	447,701	445,364
5.50% due 11/01/18	239,068	243,839
5.50% due 06/15/31	1,106,000	1,130,238
5.50% due 10/01/33	567,202	576,767
5.50% due 07/01/34	370,984	377,009
5.50% due 02/01/35	476,777	484,221
5.50% due 07/01/35	16,735	16,996
5.50% due 05/01/37	1,522,180	1,545,471
5.50% due 06/01/37	1,795,227	1,822,697

5.50% due 09/01/37	3,138,642	3,186,668
5.50% due 10/01/37	8,121,717	8,245,990
5.50% due 07/01/38	401,872	408,021
5.80% due 01/01/37(4)	558,422	559,245
5.95% due 10/01/36(4)	2,158,554	2,186,460
6.00% due 07/01/35	438,407	448,266
6.00% due 12/01/36	636,165	650,273
6.00% due 08/01/37	3,573,657	3,652,908
6.50% due 12/01/32	446,031	461,911
6.50% due 02/01/36	185,010	190,643
6.50% due 09/01/36	8,361	8,613
6.50% due 05/01/37	796,129	819,995
6.50% due 11/01/37	2,253,843	2,321,408
7.00% due 11/01/16	26,875	28,223
7.00% due 07/01/32	50,081	52,142
7.50% due 12/01/30	5,996	6,358
7.50% due 04/01/31	65,990	69,885
8.00% due 02/01/30	5,136	5,438
8.00% due 07/01/30	1,650	1,747

		46,668,628

Federal National Mtg. Assoc. - 10.6%

4.50% due 06/01/18	111,394	112,118
4.67% due 10/01/35	326,346	324,817
4.75% due 12/15/10	202,000	211,056
5.00% due 09/01/18	38,022	38,762
5.00% due 10/01/18	36,905	37,624
5.00% due 02/01/20	62,150	63,165
5.00% due 06/01/22	1,990,258	2,014,269
5.00% due 11/25/30	600,000	596,088
5.00% due 10/01/35	2,211,285	2,228,265
5.00% due 03/01/37	394,549	397,372
5.00% due 06/01/37	134,124	135,083
5.00% due 07/01/37	825,711	831,618
5.50% due 10/01/17	75,972	77,821
5.50% due 05/01/18	79,354	81,160
5.50% due 11/01/19	76,066	77,798
5.50% due 11/01/22	613,012	624,156
5.50% due 12/01/33	484,239	493,313
5.50% due 05/01/34	193,244	196,865
5.50% due 12/01/35	83,316	84,799
5.50% due 02/01/36(4)	363,646	369,390
5.50% due 11/01/36	693,013	705,132
5.50% due 07/01/37	577,817	587,799
6.00% due 09/01/16	110,020	112,839
6.00% due 12/01/16	26,825	27,513
6.00% due 12/01/33	451,674	462,820
6.00% due 07/01/34	413,193	423,571
6.00% due 10/01/36	1,867,450	1,910,322
6.00% due 10/01/37	901,768	922,421
6.50% due 02/01/17	46,562	47,953
6.50% due 03/01/17	53,952	55,563
6.50% due 04/01/29	60,138	62,366
6.50% due 06/01/29	114,479	118,719
6.50% due 07/01/32	57,155	59,129
6.50% due 02/01/37	1,284,371	1,321,913
7.00% due 09/01/31	128,194	134,334

		15,947,933

Government National Mtg. Assoc. - 3.4%

5.00% due 05/15/34	1,400,498	1,414,653
6.00% due 09/15/38	3,533,065	3,612,940
6.50% due 06/15/29	17,961	18,530
7.00% due 09/15/28	13,322	13,775

		5,059,898

Total U.S. Government Agencies (cost $66,749,823)		67,676,459

U.S. GOVERNMENT TREASURIES - 1.5%
United States Treasury Bonds - 0.6%

4.38% due 02/15/38	184,000	213,167
4.50% due 05/15/38	200,000	236,609
7.25% due 08/15/22	300,000	410,508

		860,284

United States Treasury Notes - 0.9%

3.25% due 12/31/09	200,000	205,359
3.63% due 06/15/10	250,000	260,527
4.00% due 08/15/18	48,000	52,328
4.38% due 12/15/10	250,000	267,656
4.50% due 05/15/10	155,000	163,259
4.50% due 02/28/11	400,000	431,281

		1,380,410

Total U.S. Government Treasuries (cost $2,075,872)		2,240,694

COMMON STOCK - 0.0%
Independent Power Producers - 0.0%

Mirant Corp.† (cost $0)	186	3,203

PREFERRED STOCK - 0.8%
Banks-Commercial - 0.3%

CoBank ACB 11.00%	7,302	381,354

Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(4)	23,200	197,200

Banks-Super Regional - 0.1%

Wachovia Capital Trust IX 6.38%	10,650	172,530

Diversified Financial Services - 0.2%

General Electric Capital Corp. 8.00%(9)	12,000	226,680

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 8.38%(4)	6,900	5,175

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	225,144

Total Preferred Stock (cost $2,120,917)		1,208,083

Total Long-Term Investment Securities (cost $172,912,410)		151,687,227

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.1%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $238,000 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00%, due 05/21/13 and having an approximate value of $247,450 (Cost $238,000)	238,000	238,000

TOTAL INVESTMENTS (cost $173,150,410) (12)	101.0%	151,925,227
Liabilities in excess of other assets	(1.0)	(1,476,113)

NET ASSETS	100.0%	$150,449,114

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $10,772,858 representing 7.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgaged Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security - the rate reflected is as of November 30, 2008, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(5)	Fair valued security; see Note 1
(6)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $12,150 representing 0.0% of net assets.
(7)	To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc.
7.50% due 08/15/09	08/11/05	$27,000	$27,000	$12,150	$100.00	0.01%

Southern Energy, Inc.	01/10/06	150,000	0	0	$0.00	0.00%

7.90% due 07/15/09				$12,150		0.01%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	Bond in default
(12)	See Notes 4 for cost of investment on a tax basis.
(13)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividend in the form of additional bonds or preferred stocks.
(14)	Income may be received in cash or additional Shares at the discretion of the issuer.
(15)	Subsequent to November 30, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(16)	Subsequent to November 30, 2008, the company is in default of interest.

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES - 0.3%
Drug Delivery Systems - 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$75,000	$41,250

Electronic Components-Semiconductors - 0.1%

Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*(21)	790,000	112,575

Optical Supplies - 0.1%

Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	200,000	160,000

Telecom Services - 0.1%

ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)(18)	270,000	121,500

Total Convertible Bonds & Notes
(cost $1,159,179)		435,325

CORPORATE BONDS & NOTES - 73.3%
Agricultural Chemicals - 0.7%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	200,000	152,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	1,020,000	736,950

		888,950

Airlines - 1.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,120,000	800,800
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	106,000	86,390
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	484,264	389,832
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	150,000	126,000
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	23,568	22,625

		1,425,647

Applications Software - 0.3%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	450,000	398,250

Auto-Cars/Light Trucks - 0.6%

Ford Motor Co. Senior Bonds 6.38% due 02/01/29	1,675,000	318,250
General Motors Corp. Senior Notes 7.13% due 07/15/13	1,770,000	433,650

		751,900

Auto/Truck Parts & Equipment-Original - 0.1%

Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	98,000	27,930
Lear Corp. Senior Notes 8.75% due 12/01/16	459,000	98,685

		126,615

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Notes 10.00% due 03/15/25†(2)(3)	300,000	0

Beverages-Non-alcoholic - 0.1%

Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	218,000	128,620

Broadcast Services/Program - 0.6%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	731,000	606,730
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	550,000	269,500

		876,230

Building & Construction Products-Misc. - 1.0%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	625,000	534,375
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,075,000	806,250

		1,340,625

Building Products-Wood - 0.1%

Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(4)	765,000	91,800

Cable TV - 3.1%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	1,973,000	419,262
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	2,500,000	1,268,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	780,000	370,500

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	627,000	357,390
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	309,000	221,708
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	610,000	539,850
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	525,000	504,000
DirecTV Holdings 7.63% due 05/15/16	590,000	502,975

		4,184,435

Casino Hotels - 1.8%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(5)	429,222	377,715
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	475,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,565,000	798,150
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,100,000	836,000

		2,486,865

Casino Services - 0.3%

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	835,000	396,625

Cellular Telecom - 0.3%

Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(6)	411,000	384,285

Chemicals-Specialty - 2.2%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	995,000	656,700
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,510,000	996,600
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	605,000	494,587
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	2,705,000	716,825
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12(20)	1,585,000	110,950

		2,975,662

Computer Services - 1.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,040,000	751,400
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	379,750
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15	400,000	303,000

		1,434,150

Computers-Integrated Systems - 0.1%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	175,000	101,500

Consumer Products-Misc. - 0.8%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	407,000	398,860
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	200,000	182,500
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	61,200
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(7)	640,000	468,800

		1,111,360

Containers-Metal/Glass - 1.3%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	200,063
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	685,000	505,187
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,060,000	996,400

		1,701,650

Containers-Paper/Plastic - 0.3%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	545,000	152,600

Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,100,000	291,500

		444,100

Decision Support Software - 0.6%

Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,285,000	745,300

Direct Marketing - 0.7%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	975,000	614,250
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	475,000	380,000

		994,250

Diversified Manufacturing Operations - 0.4%

Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(6)	400,000	164,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	875,000	385,000
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	59,000	34,220

		583,220

Electric-Generation - 2.3%

Edison Mission Energy Senior Notes 7.20% due 05/15/19	370,000	270,100
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	428,400
Edison Mission Energy Senior Notes 7.75% due 06/15/16	650,000	508,625
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	106,100	93,103
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	409,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	314,039	277,001
The AES Corp. Senior Notes 8.00% due 10/15/17	600,000	414,000
The AES Corp. Senior Notes 8.00% due 06/01/20*	450,000	288,000
The AES Corp. Sec. Notes 8.75% due 05/15/13*	458,000	403,040

		3,091,769

Electric-Integrated - 2.8%

Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	505,000	325,725
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	750,000	693,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	875,000	612,500
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	2,060,000	1,318,400
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	410,000	262,400
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	960,000	518,400

		3,731,175

Electronic Components-Misc. - 0.1%

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	62,500

Electronic Components-Semiconductors - 1.1%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	910,000	564,200
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	535,000	321,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	840,000	172,200
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(6)(21)	2,075,000	435,750
Spansion LLC Senior Notes 11.25% due 01/15/16*(21)	400,000	48,000

		1,541,150

Electronics-Military - 0.5%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	760,000	646,000

Energy-Alternate Sources - 0.3%

VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(4)(8)	835,000	480,125

Finance-Auto Loans - 1.1%

Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	223,000	113,671
GMAC LLC Senior Notes 3.40% due 05/15/09(6)	447,000	290,550
GMAC LLC Senior Notes 6.00% due 12/15/11	1,825,000	650,120
GMAC LLC Senior Bonds 6.88% due 09/15/11	1,150,000	441,897

		1,496,238

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	75,000	45,000
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	200,000	110,000

		155,000

Funeral Services & Related Items - 1.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	300,000	226,500
Service Corp. International Senior Notes 7.00% due 06/15/17	570,000	410,400
Service Corp. International Senior Notes 7.38% due 10/01/14	455,000	368,550
Service Corp. International Debentures 7.88% due 02/01/13	425,000	391,000

		1,396,450

Gambling (Non-Hotel) - 0.8%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	745,000	433,962
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(4)(8)	930,000	190,650
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	431,000	407,295

		1,031,907

Home Furnishings - 0.2%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	470,000	195,050
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(7)	672,000	134,400

		329,450

Hotels/Motels - 0.7%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,180,000	637,200
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	525,000	311,719

		948,919

Human Resources - 0.4%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	614,000	506,550

Independent Power Producers - 1.8%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,865,000	1,515,312
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	450,000	436,500
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	615,000	447,413

		2,399,225

Insurance Brokers - 0.5%

USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(6)	327,000	134,479
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,400,000	561,750

		696,229

Medical Information Systems - 0.4%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,100,000	539,000

Medical Products - 1.5%

LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	1,115,000	825,100
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(6)	470,000	305,500

Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	1,195,000	908,200

		2,038,800

Medical-HMO - 1.0%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,605,000	1,332,150

Medical-Hospitals - 5.0%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,490,000	1,195,725
HCA, Inc. Senior Notes 6.25% due 02/15/13	500,000	320,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	185,000	171,125
HCA, Inc. Senior Notes 9.13% due 11/15/14	615,000	499,687
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,740,000	2,226,250
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,830,000	1,317,600
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	500,000	298,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,065,000	809,400

		6,838,537

Medical-Nursing Homes - 0.3%

Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	485,000	402,550

Metal-Aluminum - 0.0%

Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(6)	475,000	57,000

Metal-Diversified — 0.6%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	375,000	271,875
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	805,000	571,550

		843,425

Mining - 0.4%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(6)	1,665,000	541,125

Multimedia — 0.1%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	175,000	146,125

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(9)(11)	210,000	0

Non-Hazardous Waste Disposal - 0.0%

Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	75,000	57,000

Oil Companies-Exploration & Production — 5.7%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	775,000	484,375
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	135,000	94,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	950,000	484,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,045,000	386,650
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,150,875
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	700,000	490,000
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	300,000	129,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	655,000	432,300
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	120,750
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	785,000	361,100
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	695,000	535,150
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	380,000	271,700
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	143,000
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	600,000	372,000

Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	115,000
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	900,000	580,500
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	225,000	160,875
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,965,000	1,355,850
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	300,000	87,000

		7,755,125

Oil-Field Services - 0.8%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	560,000	327,600
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	675,000	354,375
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	325,000	226,688
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	135,860	140,078

		1,048,741

Paper & Related Products - 1.2%

Bowater, Inc. Notes 6.50% due 06/15/13	565,000	108,763
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	585,000	351,000
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	123,880
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	150,675
International Paper Co. Notes 7.95% due 06/15/18	323,000	253,533
NewPage Corp. Senior Notes 9.44% due 05/01/12(6)	228,000	119,700
NewPage Corp. Sec. Notes 10.00% due 05/01/12	530,000	286,200
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	597,000	205,965

		1,599,716

Physicians Practice Management - 1.0%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,715,000	1,286,250

Pipelines - 3.5%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	354,000	230,100
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	1,575,000	1,008,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,095,000	777,450
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,410,000	1,005,753
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	574,512
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	575,000	379,500
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	199,775
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	400,000	252,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	970,000	388,000

		4,815,090

Printing-Commercial - 0.1%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	580,000	185,600

Publishing-Periodicals - 0.5%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	33,000	20,460
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,137,000	93,803
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	15,000	1,950
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	806,000	213,590
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,415,000	350,212

		680,015

Real Estate Investment Trusts - 0.7%

Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,155,000	964,425

Recycling - 0.1%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,990,000	119,400

Rental Auto/Equipment - 0.3%

Rental Service Corp. Notes 9.50% due 12/01/14	775,000	379,750

Research & Development - 0.3%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	840,000	462,000

Retail-Drug Store - 0.3%

Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,330,000	392,350

Retail-Major Department Stores - 0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	200,000	156,000

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(1)(2)(3)(8)	16,572	829

Retail-Petroleum Products - 0.7%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	376,000	263,200
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	475,000	332,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	525,000	385,875

		981,575

Retail-Restaurants - 0.3%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	585,000	397,800

Rubber-Tires - 0.1%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	720,000	194,400

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(9)(11)	50,000	5

Satellite Telecom - 0.5%

Telesat Canada/Telesat LLC Senior Notes 9.00% due 11/01/15*	1,100,000	737,000

Seismic Data Collection - 0.6%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,415,000	820,700

Soap & Cleaning Preparation - 0.0%

Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(7)	50,000	35,500

Special Purpose Entities - 4.9%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(7)	600,000	540,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	175,000	162,750
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	825,000	693,000
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	350,000	373,314
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	995,000	318,400
CCM Merger, Inc. Notes 8.00% due 08/01/13*	880,000	492,800
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,245,000	572,700
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	585,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	403,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	520,000	169,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	690,000	358,800
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(6)	260,000	109,200

KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	1,035,000	439,875
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	435,000	174,544
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	135,000	140,737
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(6)	450,000	225,000
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(6)	400,000	236,000
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	830,000	481,400
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	225,000	182,250

		6,657,770

Specified Purpose Acquisitions - 0.2%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	265,000	243,137

Steel-Producers - 0.5%

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,182,000	732,840

Steel-Specialty - 0.1%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	100,000	105,624

Storage/Warehousing - 0.6%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	379,850
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	660,000	488,400

		868,250

Telecom Services - 1.8%

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	31,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	275,000	173,250
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	590,000	300,900
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,190,000	663,425
Qwest Corp. Senior Notes 7.88% due 09/01/11	375,000	309,375
Qwest Corp. Notes 8.88% due 03/15/12	1,125,000	928,125

		2,406,575

Telephone-Integrated - 3.4%

Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	311,000	221,587
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	50,000	34,000
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	313,000	231,229
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	1,199,000	779,350
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	217,000	141,050
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	725,000	703,250
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	687,000	391,590
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,283,000	872,440
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	2,309,000	1,200,680
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	105,000	58,275

		4,633,451

Television - 0.6%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	35,000	20,300
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	125,000	43,750
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	590,000	274,350
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(5)(6)	2,388,948	447,928
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14(21)	385,000	5,775

Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(21)	540,000	8,100

		800,203

Theaters - 1.3%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,068,000	662,160
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	377,000	267,670
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(7)	1,025,000	840,500

		1,770,330

Transactional Software - 0.2%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,090,000	332,450

Transport-Air Freight - 1.7%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	336,337	269,070
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	348,017	278,413
Atlas Air, Inc. Pass Through Certs. Series A 7.38% due 01/02/18	52,377	41,902
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	862,020	689,616
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	953,338	800,804
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	87,400	76,038
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	181,401

		2,337,244

Transport-Services - 0.3%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	475,000	327,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	230,000	140,300

		468,050

Travel Services - 0.0%

Travelport LLC Company Guar. Notes 11.88% due 09/01/16	168,000	40,320

Vitamins & Nutrition Products - 0.3%

General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(6)	585,000	336,375

Total Corporate Bonds & Notes (cost $163,445,622)		99,625,328

FOREIGN CORPORATE BONDS & NOTES - 9.2%
Building Products-Doors & Windows - 0.0%

Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15(4)	80,000	9,600

Computers-Memory Devices - 0.4%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	875,000	546,875

Containers-Metal/Glass - 0.4%

Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,270,000	336,550
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	550,000	154,000

		490,550

Diversified Manufacturing Operations - 0.6%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	910,000	764,400

Food-Meat Products - 0.6%

JBS SA Company Guar. Notes 9.38% due 02/07/11	900,000	717,750
JBS SA Senior Notes 10.50% due 08/04/16*	100,000	57,250

		775,000

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(4)(19)	475,000	475

Medical Products - 0.5%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(6)	1,050,000	598,500

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	355,000	117,150

		715,650

Medical-Drugs - 0.8%

Elan Finance PLC Company Guar. Notes 6.15% due 11/15/11(6)	250,000	141,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,675,000	1,005,000

		1,146,250

Multimedia - 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	184,250

Oil Companies-Exploration & Production - 0.7%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	500,000	205,000
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	740,000	281,200
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	1,165,000	454,350

		940,550

Oil-Field Services - 0.4%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	835,000	626,250

Paper & Related Products - 0.6%

Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	900,000	679,500
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	284,000	92,300

		771,800

Printing-Commercial - 0.1%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(4)(8)	1,140,000	74,100

Satellite Telecom - 2.9%

Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(7)	2,194,000	1,480,950
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,810,000	1,547,550
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,081,000	902,635

		3,931,135

Special Purpose Entity - 0.1%

Hellas Telecommunications Luxembourg II Sub. Notes 10.50% due 01/15/15*(6)	925,000	203,500

Telecom Services - 0.4%

Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	660,000	462,000
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	100,000	82,000

		544,000

Telecommunication Equipment - 0.3%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(20)	1,275,000	369,750

Transport-Marine - 0.2%

Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	380,000	247,000

Transport-Rail - 0.1%

TFM SA de CV Senior Notes 9.38% due 05/01/12	137,000	108,915

Total Foreign Corporate Bonds & Notes (cost $21,247,964)		12,450,050

LOANS - 6.1%
Beverages-Non-alcoholic - 0.1%

Le-Natures, Inc. 9.36% due 03/01/11†(1)(3)(4)(8)(12)(13)	600,000	124,000

Building-Residential/Commercial - 0.2%

TOUSA, Inc. 14.00% due 07/31/13(1)(3)(12)(13)	1,147,624	344,287

Casino Services - 0.9%
Herbst Gaming, Inc. Term Loan B, Tranche 1 12.50% due 12/02/11(1)(3)(12)(13)(17)	265,517	119,482
Herbst Gaming, Inc. Delayed Draw Term B, Tranche 2 12.50% due 12/02/11(1)(3)(12)(13)(17)	726,922	327,115
Holding Gaming Borrower LP 9.25% due 02/19/13(1)(3)(12)(13)	1,000,000	725,000

		1,171,597

Diversified Financial Services - 1.2%

Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(1)(3)(12)(13)	1,275,566	797,229

Wind Finance SL S.A 9.64% due 11/26/14(3)(12)(13)	1,000,000	823,333

		1,620,562

Electric Products-Misc. - 0.5%

Texas Competitive Electric 5.27% due 10/10/14(1)(3)(12)(13)	982,500	668,714
Texas Competitive Electric 7.26% due 10/10/14(1)(3)(12)(13)	7,500	5,105

		673,819

Energy-Alternative Sources - 0.4%
Verasun Energy Corp. 16.50% due 11/03/09(1)(2)(3)(8)(12)(13)(15)	500,000	500,000

Gambling (Non-Hotel) - 0.7%
Greektown Holdings LLC 9.25% due 06/01/09(1)(3)(8)(12)(13)	680,448	649,828
Greektown Holdings LLC 9.75% due 11/11/09(1)(3)(8)(12)(13)(15)	319,552	305,172

		955,000

Leisure Products - 0.1%

AMC Entertainment Holdings, Inc. 7.82% due 06/15/12(1)(3)(12)(13)	337,447	172,941

Medical-Drugs - 0.7%

Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(12)(13)(14)	1,033,001	928,985

Medical-Hospitals - 0.7%

Capella Healthcare, Inc. 13.00% due 02/29/16(1)(3)(12)(13)	1,000,000	915,000

Paper & Related Products - 0.5%

Boise Paper Holdings LLC 10.50% due 02/22/15(1)(3)(12)(13)	1,000,000	650,000

Publishing-Periodicals - 0.1%

Idearc, Inc. 5.54% due 11/17/14(1)(3)(12)(13)(15)	500,000	168,215

Total Loans (Cost $11,612,782)		8,224,406

COMMON STOCK - 1.0%
Casino Services - 0.0%

Shreveport Gaming Holdings, Inc.†(1)(2)(3)	2,501	48,294

Cellular Telecom - 0.2%

iPCS, Inc.†(1)(3)	29,729	221,481

Food-Misc. - 0.1%

Wornick Co.†(1)(2)(3)	3,444	172,200

Independent Power Producers - 0.0%

Calpine Corp.†	3,705	33,197
Mirant Corp.†	1,525	26,260

		59,457

Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC(1)(2)(3)(16)	85,612	35,957

Medical-Hospitals - 0.2%

MedCath Corp.†	26,598	196,293

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.(1)(2)(3)	13,262	133

Oil Companies-Exploration & Production - 0.4%

EXCO Resources, Inc.†	78,420	601,482
Transmeridian Exploration, Inc.†	3,206	144

		601,626

Oil-Field Services - 0.1%

Trico Marine Services, Inc.†	16,259	62,110

Retail-Music Store - 0.0%

MTS, Inc.(1)(2)(3)	3,863	0

Total Common Stock (cost $3,478,904)		1,397,551

PREFERRED STOCK - 0.3%
Medical-Drugs - 0.0%

Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(16)	26,118	52,235

Medical-Generic Drugs - 0.3%

Mylan, Inc. 6.50%	593	349,870

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Convertible 15.00%(2)(5)	2,608	20,864

Total Preferred Stock (cost $878,001)		422,969

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(2) (cost $37,980)	13,811	138

Total Long-Term Investment Securities (cost $201,860,432)		122,555,767

REPURCHASE AGREEMENT - 7.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $10,173,008 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 05/21/13 and having an approximate value of $10,478,750 (cost $10,173,000)	10,173,000	10,173,000

TOTAL INVESTMENTS (cost $212,033,432)(10)	97.7%	132,728,767
Other assets less liabilities	2.3	3,173,087

NET ASSETS	100.0%	$135,901,854

BONDS & NOTES SOLD SHORT — (0.5%)
Medical Products — (0.5%)
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17 (Proceeds $668,500)	(700,000)	(630,000)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $26,550,225 representing 19.60% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings, Inc. Loan Agreement 7.82% due 06/15/12	06/08/07	$300,000	$292,500
	09/17/07	8,288	8,288
	02/11/08	8,260	8,260
	03/27/08	7,994	7,994
	06/25/08	6,399	6,399
	09/15/08	6,506	6,505

		$337,447	$329,946	$172,941	$51.25	0.13%

Boise Paper Holdings LLC Loan Agreement 10.50% due 02/22/15	02/20/08	1,000,000	920,000	650,000	65.00	0.48
Capella Healthcare, Inc. Loan Agreement 13.00% due 02/29/16	03/03/08	1,000,000	990,000	915,000	91.50	0.67
Critical Care Systems International, Inc. Common Stock	05/06/04	3,788	—
	07/23/04	4,737	—
	11/09/04	4,737	—

		13,262	—	133	0.01	0.00

Greektown Holdings LLC Loan Agreement 9.25% due 06/01/09	06/06/08	225,647	223,890
	06/06/08	89,634	89,014
	08/11/08	118,762	118,762
	09/12/08	82,642	82,642
	11/05/08	74,505	74,505
	11/05/08	89,258	89,259

		680,448	678,072	649,828	0.96	0.48

Greektown Holdings LLC Loan Agreement 9.75% due 11/11/09	06/06/08	319,552	315,463	305,172	95.50	0.22
Herbst Gaming, Inc. Loan Agreement 12.50% due 12/02/11	03/26/08	172,462	122,866
	03/26/08	90,848	66,195
	03/26/08	2,207	1,611

		265,517	190,672	119,482	45.00	0.09

Herbst Gaming, Inc. Loan Agreement 12.50% due 12/02/11	03/26/08	49,593	35,301
	03/26/08	178,589	130,127
	08/05/08	388,103	328,142
	08/05/08	110,637	92,849

		726,922	586,419	327,115	45.00	0.24

Holding Gaming Borrower LP Loan Agreement 9.25% due 02/19/13	08/19/08	1,000,000	940,000	725,000	72.50	0.53
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/05	250,000	250,000
	02/15/08	10,000	10,000
	09/11/08	10,000	10,000

		270,000	270,000	121,500	45.00	0.09
Idearc, Inc. Loan Agreement 5.54% due 11/17/14	10/21/08	200,000	90,000
	10/22/08	100,000	45,500
	10/23/08	200,000	91,500

		500,000	227,000	168,215	33.64	0.12

iPCS, Inc. Common Stock	08/12/04	28,477	451,013
	07/28/05	1,252	0

		29,729	451,013	221,481	7.45	0.16

Le-Natures, Inc. Loan Agreement 9.36% due 03/01/11	09/26/06	600,000	600,000	124,000	20.67	0.09
MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00
MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	13,636	47,099
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	48,323	829	5.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	531	12,228
	07/19/05	1,970	45,355

		2,501	57,583	48,294	19.31	0.04

Southern Energy Notes 7.90% due 07/15/09	01/10/06	1,225,000	0	0	0.00	0.00
Texas Competitive Electric Loan Agreement 5.27% due 10/10/14	10/31/07	94,167	94,167
	08/14/08	888,333	889,703

		982,500	983,870	668,714	68.06	0.49

Texas Competitive Electric Loan Agreement 7.26% due 10/10/14	08/11/08	7,500	7,500	5,105	68.07	0.00
TOUSA, Inc. Loan Agreement 14.00% due 07/31/13	10/11/07	1,022,829	920,511
	01/16/08	11,293	11,293
	02/14/08	10,700	10,700
	04/08/08	26,285	26,285
	07/24/08	37,503	37,503
	10/02/08	39,014	39,013

		1,147,624	1,045,305	344,287	30.00	0.25

Triax Pharmaceuticals LLC Loan Agreement 14.00% due 08/30/11	08/31/07	1,000,000	899,308
	11/01/07	2,583	2,583
	01/11/08	7,603	7,603
	04/28/08	7,492	7,492
	07/03/08	7,633	7,633
	10/03/08	7,690	7,690

		1,033,001	932,309	928,985	89.93	0.68

Triax Pharmaceuticals LLC Common Stock	08/31/07	85,612	35,957	35,957	0.42	0.03
Triax Pharmaceuticals LLC Preferred Stock 14.70%	08/31/07	26,118	52,235	52,235	2.00	0.04
Verasun Energy Corp. Loan Agreement 16.50% due 11/03/09	11/03/08	260,000	260,000
	11/03/08	240,000	240,000

		500,000	500,000	500,000	1.92	0.37

Wind Acquisition Holdings Finance S.A. Loan Agreement 11.75% due 12/21/11	03/15/07	206,305	206,843
	03/19/07	103,153	103,150
	06/21/07	206,374	208,892
	07/18/07	3,288	3,308
	07/18/07	6,575	6,618
	10/31/07	16,941	16,941
	11/01/07	600,000	605,724
	01/31/08	36,380	36,380
	04/30/08	33,383	33,383
	08/05/08	30,597	30,597
	10/21/08	32,570	32,570

		1,275,566	1,284,406	797,229	62.50	0.59

Womick Co. Common Stock	08/08/08	3,444	450,320	172,200	50.00	0.08

				$8,053,702		5.92%

(2)	Fair valued security; see Note 1
(3)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $9,730,230 representing 7.2% of net assets.
(4)	Bond in default
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Company has filed Chapter 7 bankruptcy.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Bond is in default and did not pay principal at maturity.
(12)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(13)	Senior Loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	A portion of the interest is paid in the form of additional bonds.
(15)	Loan is subject to an unfunded loan commitment. See Note 5 for details.
(16)	Consists of more than one class of securities traded together as a unit.
(17)	As of January 1, 2009, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. The issuer disclosed in filings with the Securities and Exchange Commission that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to, among others, a “going concern” qualification in its auditors’ report on its annual financial statements, and failure to comply with financial ratio covenants. The Forbearance Agreement expired in accordance with its terms and the issuer and the lenders remain in active discussions regarding the terms of a restructuring agreement and a forbearance agreement through February 2, 2009. There can be no assurance, however, that the issuer will be successful in reaching agreement with the lenders regarding a new forbearance agreement or the terms of a restructuring agreement.
(18)	Income may be received in cash or additional shares at the discretion of the issuer.
(19)	Company has filed bankruptcy in country of issuance.
(20)	Subsequent to November 30, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default to interest.
(21)	Subsequent to November 30, 2008, the company is in default to interest.

See Notes to Portfolio of Investments

AIG Retirement Company II International Small Cap Equity

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)(1)
COMMON STOCK - 91.3%
Australia - 1.1%

ABB Grain, Ltd.	216,987	$1,078,014
AWB, Ltd.	314,465	706,589
Crane Group, Ltd.	102,708	538,185
Macmahon Holdings, Ltd.	1,284,612	444,802
Oakton, Ltd.	301,565	297,016
Orica, Ltd.	56,250	574,804
Primary Health Care, Ltd.	55,054	155,894
Sonic Healthcare, Ltd.	16,218	142,598
Tassal Group, Ltd.	503,259	595,282
Transfield Services, Ltd.(2)	108,594	248,952
Western Areas NL†	83,267	192,160

		4,974,296

Austria - 0.7%

Oesterreichische Post AG	117,098	3,479,811

Belgium - 0.5%

Bekaert NV	40,272	2,591,879

Bermuda - 2.1%

Catlin Group, Ltd.	356,935	2,314,034
China Yurun Food Group, Ltd.	1,598,000	1,778,331
CNPC Hong Kong, Ltd.	1,860,000	585,232
Hiscox, Ltd.	635,742	3,047,078
Huabao International Holdings, Ltd.	1,985,000	1,243,646
IT, Ltd.	5,024,000	240,405
Luk Fook Holdings International, Ltd.	1,674,000	337,901
Pacific Basin Shipping, Ltd.	1,134,000	476,767
Peace Mark Holdings, Ltd.(2)	686,000	132,759

		10,156,153

Cayman Islands - 0.7%

Agile Property Holdings, Ltd.	2,048,000	778,555
Anta Sports Products, Ltd.	2,097,000	854,646
Li Ning Co., Ltd.	270,000	381,645
New World Department Store China, Ltd.	1,332,000	570,390
SA SA International Holdings, Ltd.	2,344,000	424,331
Want Want China Holdings, Ltd.	599,000	243,805

		3,253,372

China - 0.7%

AsiaInfo Holdings, Inc.†	207,800	2,292,034
China National Materials Co., Ltd.†	408,000	166,292
Weichai Power Co., Ltd.	280,800	475,573
Wumart Stores, Inc.	23,000	18,478
Zhuzhou CSR Times Electric Co., Ltd.	583,000	470,928

		3,423,305

Denmark - 1.5%

Genmab A/S†	52,759	2,357,288
Topdanmark A/S†	40,590	4,866,052

		7,223,340

Finland - 2.2%

Pohjola Bank PLC, Class A	456,169	5,861,834
Wartsila Oyj, Class B	197,646	4,636,428

		10,498,262

France - 1.9%

BioMerieux	65,572	4,809,837
Bureau Veritas SA	123,219	4,408,621

		9,218,458

Germany - 5.6%

Fielmann AG	154,310	8,710,297
GEA Group AG	342,644	5,313,805
SGL Carbon AG†	76,513	2,004,443
Vossloh AG	115,066	10,668,961

		26,697,506

Greece - 0.3%

Fourlis Holdings SA	164,451	1,202,927

Hong Kong - 1.0%

China Everbright International, Ltd.	11,564,000	1,510,340
China Green Holdings, Ltd.	2,658,000	1,725,232
Dah Sing Banking Group, Ltd.	493,200	287,054
Denway Motors, Ltd.	2,830,000	732,874
Ports Design, Ltd.	272,500	311,085

		4,566,585

India - 0.1%

Chennai Petroleum Corp., Ltd.	292,380	615,719

Indonesia - 0.2%

Medco Energi Internasional Tbk PT†	2,314,000	357,785
United Tractors Tbk PT	1,278,666	420,934

		778,719

Ireland - 1.2%

Kerry Group PLC	279,371	5,890,677

Italy - 0.9%

Hera SpA	1,891,990	4,064,646

Japan - 33.3%

Alpha Systems, Inc.	103,100	2,230,662
Capcom Co., Ltd.	45,100	917,126
Chugoku Marine Paints, Ltd.	203,000	961,576
Daiseki Co., Ltd.	104,600	2,463,216
Daito Trust Construction Co., Ltd.	95,200	4,052,519
Dena Co., Ltd.	339	844,224
Disco Corp.	58,700	1,122,627
Don Quijote Co., Ltd.	225,700	4,860,795
en-japan, Inc.	752	518,280
EPS Co., Ltd.	941	3,678,565
Exedy Corp.	197,900	2,645,967
Ferrotec Corp.	75,200	724,725
FP Corp.	117,400	5,198,611
Fuji Oil Co., Ltd.	180,600	2,281,996
Fujimi, Inc.	128,700	1,620,231
Harmonic Drive Systems, Inc.	384	885,693
Hisaka Works, Ltd.	75,000	903,676
Hisamitsu Pharmaceutical Co., Inc.	133,900	5,361,008
Hitachi Metals, Ltd.	226,000	1,341,508
Hitachi Systems & Services, Ltd.	150,500	1,963,959
Japan Steel Works, Ltd.	339,000	3,485,306
Kakaku.com, Inc.	1,430	5,017,504
Koito Manufacturing Co., Ltd.	271,000	1,777,094
Kureha Corp.	527,000	2,310,778
Kyoritsu Maintenance Co., Ltd.	171,600	2,271,593
Lawson, Inc.	64,000	3,204,876
Lintec Corp.	263,400	2,932,469
Mani, Inc.	32,400	2,035,099

Miraca Holdings, Inc.	112,900	2,316,889
Mitsubishi UFJ Lease & Finance Co., Ltd.	74,500	1,242,772
Moshi Moshi Hotline, Inc.	261,900	5,271,224
Nabtesco Corp.	354,000	2,231,771
Nippon Shokubai Co., Ltd.	374,000	2,076,961
Nishimatsuya Chain Co., Ltd.	165,500	1,767,025
Nissha Printing Co., Ltd.	57,900	2,699,414
NPC, Inc	30,100	1,134,662
Okasan Holdings, Inc.	489,000	2,026,466
Osaka Securities Exchange Co., Ltd.	783	3,496,143
Otsuka Corp.	67,700	3,072,415
Pigeon Corp.	143,000	4,630,030
Rengo Co., Ltd.	451,000	2,787,130
Rinnai Corp.	82,800	2,985,671
Saint Marc Holdings Co., Ltd.	30,100	795,033
Sankyu, Inc.	640,000	2,480,084
Seven Bank, Ltd.	1,279	4,548,247
Shimadzu Corp.	150,000	998,857
So-net M3, Inc.	602	1,964,474
Sugi Pharmacy Co., Ltd.	82,800	1,816,734
Suruga Bank, Ltd.	331,000	3,342,338
Sysmex Corp.	72,200	2,566,685
Taiyo Ink Manufacturing Co., Ltd.	112,100	1,852,157
Toho Pharmaceutical Co., Ltd.	143,000	1,449,375
Toyo Suisan Kaisha, Ltd.	75,000	1,752,523
Toyo Tanso Co., Ltd.	57,900	2,796,776
Tsumura & Co.	180,600	5,790,862
Uni-Charm Corp.	37,600	2,596,561
Unicharm Petcare Corp.	87,300	2,846,320
Union Tool Co.	85,000	1,821,853
USS Co., Ltd.	75,250	4,733,422
Vantec Group Holdings Corp.	489	818,169
Village Vanguard Co., Ltd.	391	1,279,179
Works Applications Co., Ltd.	2,408	1,230,190
Xebio Co., Ltd.	105,300	2,040,449
Yamaguchi Financial Group, Inc.	173,000	1,630,807
Zappallas, Inc.	439	1,152,770

		157,654,121

Luxembourg - 0.7%

Oriflame Cosmetics SA SDR	120,804	3,309,977

Malaysia - 0.3%

IJM Corp. Bhd	574,400	397,038
Sarawak Energy Bhd	1,747,400	1,048,932

		1,445,970

Netherlands - 4.9%

Fugro NV	171,914	5,474,514
Koninklijke Vopak NV	198,868	5,781,913
Nutreco Holding NV	153,662	4,986,338
Qiagen NV†	243,165	3,859,897
Smit Internationale NV	51,840	2,882,012

		22,984,674

New Zealand - 0.1%

Nufarm, Ltd.	64,935	390,008

Portugal - 1.2%

Jeronimo Martins SGPS SA	1,086,678	5,702,660

Singapore - 0.2%

City Developments, Ltd.	65,000	246,955
Raffles Education Corp., Ltd.	1,592,000	464,729

		711,684

South Korea - 2.2%

Cheil Industries, Inc.	23,950	651,498
Elim Edu Co., Ltd.†	499,153	136,315
Hansol Paper Co., Ltd.†	111,210	704,490
Hyundai DSF Co., Ltd.	105,470	412,302
Hyunjin Materials Co., Ltd.	31,875	421,553
Jinsung T.E.C. Co., Ltd.	191,662	1,125,156
JVM Co., Ltd.	39,825	303,683
Korea Kumho Petrochemical Co., Ltd.	35,630	469,543
Korean Reinsurance Co.	102,530	624,967
LG Dacom Corp.	131,550	1,751,778
LG Household & Health Care, Ltd.	4,737	539,448
MegaStudy Co., Ltd.	4,539	472,112
SODIFF Advanced Materials Co., Ltd.	25,709	824,339
Synopex, Inc.†	186,314	326,931
Taewoong Co., Ltd.	16,388	795,046
Taeyoung Engineering & Construction	138,010	357,465
Youngone Corp.	74,890	272,340

		10,188,966

Spain - 7.2%

Ebro Puleva SA	379,305	4,989,461
Grifols SA	298,451	5,141,034
Indra Sistemas SA	283,260	5,791,570
Prosegur Cia de Seguridad SA	263,322	7,482,086
Red Electrica Corp. SA	189,173	8,394,690
Tecnicas Reunidas SA	98,178	2,287,359

		34,086,200

Sweden - 1.2%

Swedish Match AB	364,839	5,586,249

Switzerland - 3.8%

Actelion, Ltd.†	97,426	4,400,612
Basilea Pharmaceutica AG†	37,130	3,470,381
Bucher Industries AG	18,573	1,557,227
Galenica AG	17,311	4,901,329
Lonza Group AG	44,121	3,650,278

		17,979,827

Taiwan - 0.8%

Everlight Electronics Co., Ltd.	509,499	649,147
Far Eastern Department Stores, Ltd.	2,260,650	1,141,556
International Games System Co., Ltd.	180,815	670,005
L&K Engineering Co., Ltd.	651,000	315,054
Shin Zu Shing Co., Ltd.	225,385	557,712
Vanguard International Semiconductor Corp.	1,282,437	270,808

		3,604,282

Thailand - 0.2%

Somboon Advance Technology PCL†(2)	1,927,600	270,636
Tata Steel Thailand PCL†(2)	14,443,900	268,762

Thoresen Thai Agencies PCL	884,600	322,218

		861,616

United Kingdom - 14.5%
Aggreko PLC	772,632	5,360,691
Amlin PLC	743,798	4,218,111
Arriva PLC	670,667	6,594,093
Charter International PLC	381,500	1,811,310
Cobham PLC	2,865,617	7,880,885
Croda International PLC	605,045	4,221,763
De La Rue PLC	472,368	6,213,588
IG Group Holdings PLC	2,149,116	7,460,326
Lamprell PLC	1,713,892	2,494,503
Northumbrian Water Group PLC	1,339,981	5,422,848
Pennon Group PLC	877,159	6,169,836
Rotork PLC	217,454	2,623,070
Serco Group PLC	1,094,959	6,737,279
Wellstream Holdings PLC	271,190	1,618,196

		68,826,499

Total Common Stock
(cost $643,447,682)		431,968,388

WARRANTS - 0.0%
Malaysia - 0.0%

IJM Land Bhd Expires 09/11/13 (Strike price 1.35 MYR)†
(cost $0)	57,440	3,170

Total Long-Term Investment Securities (cost $643,447,682)		431,971,558

SHORT-TERM INVESTMENT SECURITIES - 7.0%
Time Deposits - 7.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 12/01/08 (cost $33,326,000)	$33,326,000	33,326,000

TOTAL INVESTMENTS - (cost $676,773,682) (3)	98.3%	465,297,558
Other assets less liabilities	1.7	7,825,826

NET ASSETS -	100.0%	$473,123,384

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using the fair value procedures at November 30, 2008. At November 30, 2008, the aggregate value of these securities was $426,441,211 representing 90.1% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	See Note 4 for cost of investments on a tax basis.
SDR	- Swedish Depository Receipt

Currency Legend

MYR	- Malaysian Ringgit

Industry Allocation*
Time Deposits	7.0%
Medical-Drugs	4.6
Food-Misc.	3.8
Transport-Services	3.5
Banks-Commercial	3.3
Chemicals-Specialty	2.5
Water	2.4
Consulting Services	2.4
Electric Products-Misc.	2.4
Cosmetics & Toiletries	2.3
Commercial Services	2.1
Medical-Biomedical/Gene	2.0
Insurance-Property/Casualty	2.0
Printing-Commercial	1.9
Retail-Misc./Diversified	1.8
Miscellaneous Manufacturing	1.8
Electric-Transmission	1.8
Containers-Paper/Plastic	1.8
Chemicals-Diversified	1.8
Machinery-General Industrial	1.7
Oil-Field Services	1.7
Aerospace/Defense-Equipment	1.7
Diversified Manufacturing Operations	1.6
Security Services	1.6
Gambling (Non-Hotel)	1.6
Medical-Wholesale Drug Distribution	1.3
Computer Services	1.2
Food-Retail	1.2
Tobacco	1.2
Direct Marketing	1.1
Therapeutics	1.1
Computers-Integrated Systems	1.1
Internet Content-Information/News	1.1
Sugar	1.1
Insurance-Multi-line	1.0
Retail-Discount	1.0
Medical Labs & Testing Services	1.0
Retail-Automobile	1.0
Auto/Truck Parts & Equipment-Original	1.0
Electric-Integrated	0.9
Real Estate Management/Services	0.9
Transport-Marine	0.8
Medical Instruments	0.7
Agricultural Operations	0.7
Finance-Other Services	0.7
Retail-Convenience Store	0.7
Building Products-Air & Heating	0.6
Machinery-Electrical	0.6
Rubber/Plastic Products	0.6
Building-Heavy Construction	0.6
Instruments-Controls	0.6
Wire & Cable Products	0.5
Real Estate Operations & Development	0.5
Transport-Truck	0.5
Fisheries	0.5
Internet Infrastructure Software	0.5
Building-Maintance & Services	0.5
Communications Software	0.5
Retail-Sporting Goods	0.4
Medical Products	0.4
Finance-Investment Banker/Broker	0.4
Retail-Apparel/Shoe	0.4
Metal Processors & Fabrication	0.4
Retail-Drug Store	0.4
Web Portals/ISP	0.4
Machinery-Construction & Mining	0.4
Oil Field Machinery & Equipment	0.3
Entertainment Software	0.3
Retail-Regional Department Stores	0.3
E-Commerce/Services	0.3
Metal-Iron	0.3
Retail-Bookstores	0.3
Finance-Leasing Companies	0.3
Applications Software	0.3
Appliances	0.3
Internet Content-Entertainment	0.2
Batteries/Battery Systems	0.2
Electric-Generation	0.2
Coatings/Paint	0.2
Oil Companies-Exploration & Production	0.2
Schools	0.2
Machinery-Thermal Process	0.2
Footwear & Related Apparel	0.2
Advanced Materials	0.2
Retail-Restaurants	0.2
Auto-Cars/Light Trucks	0.2
Computers-Periphery Equipment	0.1
Building & Construction-Misc.	0.1
Paper & Related Products	0.1
Engineering/R&D Services	0.1
Electronic Components-Semiconductors	0.1
Insurance-Reinsurance	0.1
Oil Refining & Marketing	0.1
Apparel Manufacturers	0.1
Retail-Major Department Stores	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Perfume & Cosmetics	0.1
Engines-Internal Combustion	0.1
Athletic Footwear	0.1
Retail-Jewelry	0.1
E-Services/Consulting	0.1
Semiconductor Components-Integrated Circuits	0.1
Steel-Specialty	0.1
Food-Confectionery	0.1

98.3%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

AIG Retirement Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.3%
Aerospace/Defense - 1.4%

General Dynamics Corp.	47,686	$2,463,936

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	19,914	1,048,074

Banks-Commercial - 0.9%

Bank of Hawaii Corp.	23,965	1,069,079
SVB Financial Group†	13,000	520,650

		1,589,729

Banks-Fiduciary - 1.7%

The Bank of New York Mellon Corp.	94,425	2,852,579

Banks-Super Regional - 3.8%

Capital One Financial Corp.	65,000	2,236,650
US Bancorp	35,000	944,300
Wells Fargo & Co.	112,905	3,261,825

		6,442,775

Beverages-Non-alcoholic - 0.5%

Dr. Pepper Snapple Group, Inc.†	48,700	786,018

Building Products-Air & Heating - 0.6%

Lennox International, Inc.	36,700	1,014,388

Building-Residential/Commercial - 1.0%

NVR, Inc.†	3,968	1,723,104

Cable TV - 1.1%

Comcast Corp., Class A	37,400	648,516
The DIRECTV Group, Inc.†	55,024	1,211,078

		1,859,594

Computer Services - 1.1%

Affiliated Computer Services, Inc., Class A†	45,706	1,848,808

Computers - 1.1%

Hewlett-Packard Co.	21,200	747,936
International Business Machines Corp.	13,734	1,120,694

		1,868,630

Computers-Periphery Equipment - 1.1%

Lexmark International, Inc., Class A†	71,445	1,870,430

Cosmetics & Toiletries - 2.4%

Procter & Gamble Co.	64,178	4,129,854

Distribution/Wholesale - 0.5%

Owens & Minor, Inc.	19,737	819,678

Diversified Banking Institutions - 6.6%

Bank of America Corp.	204,377	3,321,126
Citigroup, Inc.	160,135	1,327,519
JPMorgan Chase & Co.	181,569	5,748,475
The Goldman Sachs Group, Inc.	10,124	799,695

		11,196,815

Diversified Manufacturing Operations - 2.8%

General Electric Co.	281,445	4,832,411

Electric-Integrated - 2.7%

Dominion Resources, Inc.	90,014	3,314,315
Edison International	17,434	582,296
TECO Energy, Inc.	48,500	630,500

		4,527,111

Engineering/R&D Services - 1.8%

EMCOR Group, Inc.†	129,504	2,042,278
Fluor Corp.	21,748	990,404

		3,032,682

Enterprise Software/Service - 1.6%

BMC Software, Inc.†	64,322	1,605,477
Oracle Corp.†	70,832	1,139,687

		2,745,164

Finance-Commercial - 0.3%

CapitalSource, Inc.	88,116	459,084

Finance-Credit Card - 1.0%

Discover Financial Services	172,618	1,765,882

Finance-Investment Banker/Broker - 1.1%

Knight Capital Group, Inc., Class A†	116,314	1,924,997

Food-Misc. - 2.3%

General Mills, Inc.	48,900	3,089,013
Ralcorp Holdings, Inc.†	13,600	850,816

		3,939,829

Food-Retail - 0.4%

The Kroger Co.	27,000	746,820

Food-Wholesale/Distribution - 0.5%

Fresh Del Monte Produce, Inc.†	32,522	820,855

Gas-Distribution - 1.9%

Sempra Energy	71,083	3,317,444

Human Resources - 0.4%

Hewitt Associates, Inc., Class A†	24,626	703,811

Insurance Brokers - 1.7%

AON Corp.	64,427	2,918,543

Insurance-Multi-line - 0.4%

American Financial Group, Inc.	29,300	600,357

Insurance-Property/Casualty - 0.6%

Arch Capital Group, Ltd.†	15,165	1,028,035

Insurance-Reinsurance - 2.2%

Aspen Insurance Holdings, Ltd.	68,499	1,262,437
Platinum Underwriters Holdings, Ltd.	78,418	2,409,785

		3,672,222

Internet Security - 1.3%

Symantec Corp.†	188,400	2,266,452

Machinery-General Industrial - 0.7%

Gardner Denver, Inc.†	49,640	1,228,590

Medical Labs & Testing Services - 0.8%

Quest Diagnostics, Inc.	30,303	1,411,211

Medical Products - 2.3%

Johnson & Johnson	68,031	3,985,256

Medical-Biomedical/Gene - 3.1%

Amgen, Inc.†	77,119	4,283,189
Martek Biosciences Corp.	34,410	961,760

		5,244,949

Medical-Drugs - 5.9%

Eli Lilly & Co.	98,069	3,349,056
Forest Laboratories, Inc.†	64,200	1,552,356
Pfizer, Inc.	311,671	5,120,755

		10,022,167

Medical-Generic Drugs - 0.3%

Watson Pharmaceuticals, Inc.†	24,500	581,875

Multimedia - 0.3%

Time Warner, Inc.	64,954	587,834

Oil & Gas Drilling - 0.4%

ENSCO International, Inc.	23,290	754,829

Oil Companies-Exploration & Production - 2.4%

Apache Corp.	33,087	2,557,625
Occidental Petroleum Corp.	29,279	1,585,165

		4,142,790

Oil Companies-Integrated - 14.3%

Chevron Corp.	82,888	6,548,981
ConocoPhillips	101,222	5,316,179
Exxon Mobil Corp.	156,841	12,570,806

		24,435,966

Oil Refining & Marketing - 1.0%

Valero Energy Corp.	90,600	1,662,510

Pharmacy Services - 1.6%

Omnicare, Inc.	112,482	2,711,941

Rental Auto/Equipment - 0.6%

United Rentals, Inc.†	133,520	1,077,506

Retail-Apparel/Shoe - 1.5%

Ross Stores, Inc.	41,929	1,111,118
The Gap, Inc.	110,484	1,438,502

		2,549,620

Retail-Auto Parts - 1.3%

AutoZone, Inc.†	20,011	2,185,601

Retail-Consumer Electronics - 0.7%

RadioShack Corp.	123,978	1,221,183

Retail-Discount - 2.6%

Big Lots, Inc.†	117,009	2,049,998
Wal-Mart Stores, Inc.	43,225	2,415,413

		4,465,411

Savings & Loans/Thrifts - 1.3%

Hudson City Bancorp, Inc.	131,254	2,193,254

Schools - 0.5%

Apollo Group, Inc., Class A†	10,800	829,872

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	15,700	933,208

Steel-Producers - 0.7%

Reliance Steel & Aluminum Co.	54,843	1,130,863

Telephone-Integrated - 5.0%

AT&T, Inc.	148,567	4,243,073
CenturyTel, Inc.	65,005	1,726,533
Verizon Communications, Inc.	76,904	2,510,916

		8,480,522

Tobacco - 0.9%

Philip Morris International, Inc.	38,263	1,613,168

Transport-Rail - 2.1%

Burlington Northern Santa Fe Corp.	13,500	1,034,235
Norfolk Southern Corp.	20,900	1,033,923
Union Pacific Corp.	28,800	1,441,152

		3,509,310

Total Long-Term Investment Securities
(cost $208,148,176)		167,775,547

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

American Advantage Money Market Fund (cost $4,072)	4,072	4,072

TOTAL INVESTMENTS
(cost $208,152,248)(1)	98.3%	167,779,619
Other assets less liabilities	1.7	2,959,612

NET ASSETS	100.0%	$170,739,231

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 95.2%
Agricultural Chemicals - 0.4%

Intrepid Potash, Inc.†	25,990	$499,008

Apparel Manufacturers - 0.8%

Gildan Activewear, Inc.†	63,309	1,075,464

Applications Software - 1.8%

Check Point Software Technologies, Ltd.†	110,878	2,285,196

Banks-Super Regional - 0.7%

Fifth Third Bancorp	94,585	904,233

Casino Services - 1.1%

Scientific Games Corp., Class A†	91,545	1,374,090

Commercial Services - 2.7%

Alliance Data Systems Corp.†	51,286	2,221,197
Quanta Services, Inc.†	74,390	1,209,581

		3,430,778

Commercial Services-Finance - 3.3%

Equifax, Inc.	62,538	1,591,592
Moody’s Corp.	88,248	1,915,864
Riskmetrics Group, Inc.†	42,512	635,129

		4,142,585

Computer Aided Design - 1.2%

Ansys, Inc.†	54,344	1,568,368

Computer Services - 2.8%

Cognizant Technology Solutions Corp., Class A†	88,708	1,703,194
IHS, Inc.†	50,569	1,835,149

		3,538,343

Computers-Memory Devices - 0.9%

NetApp, Inc.†	86,599	1,169,087

Consumer Products-Misc. - 1.3%

Jarden Corp.†	127,202	1,587,481

Containers-Metal/Glass - 3.1%

Crown Holdings, Inc.†	159,006	2,552,046
Owens-Illinois, Inc.†	70,261	1,420,678

		3,972,724

Containers-Paper/Plastic - 2.5%

Pactiv Corp.†	127,182	3,178,278

Cosmetics & Toiletries - 1.3%

The Estee Lauder Cos., Inc., Class A	56,893	1,587,315

Decision Support Software - 0.6%

MSCI, Inc., Class A†	52,615	811,849

Dialysis Centers - 1.2%

DaVita, Inc.†	29,305	1,472,576

Distribution/Wholesale - 1.1%

LKQ Corp.†	138,750	1,445,775

Diversified Banking Institutions - 0.5%

Morgan Stanley	42,418	625,666

Electronic Components-Semiconductors - 1.6%

Altera Corp.	57,275	842,515
Intersil Corp., Class A	128,371	1,163,042

		2,005,557

Electronic Connectors - 1.2%

Amphenol Corp., Class A	63,055	1,464,137

Engineering/R&D Services - 0.6%

The Shaw Group, Inc.†	43,625	802,700

Entertainment Software - 0.7%

Activision Blizzard, Inc.†	80,862	946,085

Finance-Consumer Loans - 1.2%

SLM Corp.†	170,088	1,566,510

Finance-Investment Banker/Broker - 3.3%

Lazard, Ltd., Class A	73,294	2,291,171
TD Ameritrade Holding Corp.†	144,841	1,926,385

		4,217,556

Human Resources - 1.2%

Robert Half International, Inc.	71,912	1,502,242

Independent Power Producers - 1.5%

Dynegy, Inc., Class A†	165,000	367,950
NRG Energy, Inc.†	63,062	1,493,939

		1,861,889

Instruments-Scientific - 1.1%

Waters Corp.†	32,958	1,358,858

Internet Security - 1.7%

McAfee, Inc.†	72,513	2,199,319

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	37,340	1,045,520

Machinery-Construction & Mining - 1.1%

Bucyrus International, Inc.	69,887	1,364,893

Machinery-Pumps - 0.5%

Flowserve Corp.	12,653	636,825

Medical Labs & Testing Services - 1.7%

Laboratory Corp. of America Holdings†	33,033	2,092,971

Medical-Biomedical/Gene - 2.4%

Genzyme Corp.†	29,894	1,913,814
United Therapeutics Corp.†	21,257	1,165,521

		3,079,335

Medical-HMO - 1.5%

Humana, Inc.†	61,354	1,854,731

Medical-Outpatient/Home Medical - 0.8%

Amedisys, Inc.†	26,836	1,043,652

Metal Processors & Fabrication - 1.2%

Precision Castparts Corp.	24,760	1,552,452

Multimedia - 1.3%

The McGraw-Hill Cos., Inc.	64,668	1,616,700

Networking Products - 1.2%

Juniper Networks, Inc.†	90,328	1,569,901

Non-Hazardous Waste Disposal - 2.6%

Allied Waste Industries, Inc.†	169,956	1,825,328
Republic Services, Inc.	35,487	851,688
Waste Management, Inc.	19,972	583,182

		3,260,198

Oil & Gas Drilling - 1.4%

Noble Corp.	65,533	1,755,629

Oil Companies-Exploration & Production - 4.1%

Continental Resources, Inc.†	61,523	1,202,775
Range Resources Corp.	37,781	1,566,778
Southwestern Energy Co.†	71,613	2,461,339

		5,230,892

Oil-Field Services - 1.0%

Baker Hughes, Inc.	37,917	1,320,649

Pharmacy Services - 1.3%

Express Scripts, Inc.†	28,491	1,638,517

Pipelines - 1.5%

Williams Cos., Inc.	120,239	1,950,277

Private Corrections - 2.0%

Corrections Corp. of America†	139,655	2,526,359

Research & Development - 1.3%

Pharmaceutical Product Development, Inc.	63,092	1,661,843

Retail-Apparel/Shoe - 3.1%

Aeropostale, Inc.†	67,510	1,020,751
Guess?, Inc.	35,294	466,940
Hanesbrands, Inc.†	127,588	1,648,437
Urban Outfitters, Inc.†	40,631	738,265

		3,874,393

Retail-Auto Parts - 1.2%

O’Reilly Automotive, Inc.†	56,928	1,484,113

Retail-Automobile - 0.9%

Copart, Inc.†	44,351	1,182,841

Retail-Computer Equipment - 0.9%

GameStop Corp., Class A†	52,387	1,144,656

Retail-Discount - 1.2%

Dollar Tree, Inc.†	36,992	1,566,981

Retail-Drug Store - 1.8%

Shoppers Drug Mart Corp.	63,116	2,254,592

Retail-Perfume & Cosmetics - 0.5%

Ulta Salon Cosmetics & Fragrance, Inc.†	91,075	653,919

Retail-Restaurants - 1.1%

Burger King Holdings, Inc.	66,782	1,436,481

Schools - 3.5%

Apollo Group, Inc., Class A†	30,015	2,306,352
ITT Educational Services, Inc.†	24,135	2,174,081

		4,480,433

Semiconductor Components-Integrated Circuits - 0.8%

Maxim Integrated Products, Inc.	82,374	1,018,966

Semiconductor Equipment - 2.9%

ASML Holding NV(2)	96,890	1,477,660
Lam Research Corp.†	106,059	2,142,392

		3,620,052

Telecom Services - 1.1%

Amdocs, Ltd.†	74,571	1,401,189

Transactional Software - 1.5%

Solera Holdings, Inc.†	94,770	1,854,649

Transport-Truck - 3.7%

Con-way, Inc.	50,261	1,405,800
J.B. Hunt Transport Services, Inc.	53,869	1,444,228
Landstar System, Inc.	59,383	1,908,570

		4,758,598

Wireless Equipment - 1.9%

American Tower Corp., Class A†	70,663	1,924,860
Crown Castle International Corp.†	32,410	456,009

		2,380,869

Total Long-Term Investment Securities
(cost $172,342,070)		120,907,745

REPURCHASE AGREEMENT - 5.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $6,580,005 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 05/21/13 and having an approximate value of $6,782,150

(cost $6,580,000)	$6,580,000	6,580,000

TOTAL INVESTMENTS
(cost $178,922,070)(1)	100.4%	127,487,745
Liabilities in excess of other assets	(0.4)	(487,209)

NET ASSETS	100.0%	$127,000,536

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Security was valued using fair value procedures at November 30, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

See Notes to Portfolio of Investments

AIG Retirement Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 98.6%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	56,317	$1,593,208

Aerospace/Defense-Equipment - 1.3%

Alliant Techsystems, Inc.†	58,700	4,825,140

Agricultural Chemicals - 0.4%

Agrium, Inc.	51,000	1,602,420

Agricultural Operations - 0.4%

Chaoda Modern Agriculture (6)	2,576,000	1,495,066

Airlines - 2.7%

Delta Air Lines, Inc.†	956,492	8,426,695
Southwest Airlines Co.	188,680	1,632,082

		10,058,777

Apparel Manufacturers - 1.3%

VF Corp.	93,371	4,882,370

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co.†	247,516	665,818

Auto/Truck Parts & Equipment-Original - 0.6%

Autoliv, Inc.	90,315	1,724,113
TRW Automotive Holdings Corp.†	171,200	609,472

		2,333,585

Banks-Commercial - 3.7%

City National Corp.	35,997	1,579,548
M&T Bank Corp.	72,808	4,677,914
Popular, Inc.	459,409	2,871,306
Regions Financial Corp.	92,232	939,844
Signature Bank†	2,100	62,580
TCF Financial Corp.	109,048	1,821,102
Zions Bancorp.	60,811	1,939,263

		13,891,557

Banks-Fiduciary - 0.3%

Northern Trust Corp.	27,328	1,254,082

Banks-Super Regional - 0.8%

Comerica, Inc.	93,819	2,115,619
Fifth Third Bancorp	67,825	648,407
Huntington Bancshares, Inc.	27,282	218,256

		2,982,282

Beverages-Non-alcoholic - 0.6%

Pepsi Bottling Group, Inc.	135,971	2,459,715

Building-Residential/Commercial - 2.8%

D.R. Horton, Inc.	183,925	1,263,565
M.D.C Holdings, Inc.	179,800	5,573,800
Toll Brothers, Inc.†	196,598	3,918,198

		10,755,563

Chemicals-Diversified - 2.1%

Celanese Corp., Class A	220,157	2,542,813
FMC Corp.	123,800	5,410,060

		7,952,873

Chemicals-Specialty - 0.8%

Albemarle Corp.	39,254	798,034
Eastman Chemical Co.	34,637	1,139,557
Rhodia SA (6)	128,871	925,894

		2,863,485

Coatings/Paint - 0.4%

The Sherwin-Williams Co.	27,344	1,611,382

Commercial Services - 0.8%

PHH Corp.†	406,900	3,100,578

Computer Graphics - 0.6%

Compagnie Generale de Geophysique-Veritas ADR†	127,400	2,103,374

Computer Services - 1.5%

CACI International, Inc., Class A†	126,200	5,604,542

Computers-Integrated Systems - 0.3%

NCR Corp.†	66,400	1,007,952

Computers-Memory Devices - 0.7%

NetApp, Inc.†	123,600	1,668,600
Seagate Technology	228,400	961,564

		2,630,164

Containers-Metal/Glass - 1.4%

Greif, Inc., Class A	81,400	2,698,410
Owens-Illinois, Inc.†	133,100	2,691,282

		5,389,692

Containers-Paper/Plastic - 3.2%

Packaging Corp. of America	63,957	954,878
Pactiv Corp.†	352,402	8,806,526
Sonoco Products Co.	97,235	2,440,599

		12,202,003

Distribution/Wholesale - 1.2%

Genuine Parts Co.	53,200	2,082,780
WW Grainger, Inc.	32,369	2,284,280

		4,367,060

Diversified Manufacturing Operations - 2.6%

Cooper Industries, Ltd., Class A	23,953	578,225
Dover Corp.	55,900	1,667,497
Eaton Corp.	20,113	932,037
Illinois Tool Works, Inc.	47,657	1,626,057
Pentair, Inc.	141,800	3,525,148
Teleflex, Inc.	29,600	1,402,448

		9,731,412

Diversified Operations - 0.5%

First Pacific Co. (6)	4,756,000	1,856,076

Electric-Integrated - 8.4%

American Electric Power Co., Inc.	68,905	2,156,038
CMS Energy Corp.	110,045	1,118,057
Northeast Utilities	246,500	5,743,450
NV Energy, Inc.	458,100	4,342,788
PG&E Corp.	93,078	3,540,687
SCANA Corp.	50,328	1,748,898
TECO Energy, Inc.	166,500	2,164,500
Wisconsin Energy Corp.	207,394	9,013,343
Xcel Energy, Inc.	104,231	1,960,585

		31,788,346

Electronic Components-Misc. - 0.8%

Flextronics International, Ltd.†	672,562	1,573,795
Kingboard Laminates Holdings, Ltd. (6)	6,192,000	1,341,885

		2,915,680

Electronic Components-Semiconductors - 0.4%

National Semiconductor Corp.	144,809	1,592,899

Electronic Connectors - 0.4%

Amphenol Corp., Class A	70,010	1,625,632

Electronic Parts Distribution - 1.3%

Arrow Electronics, Inc.†	275,692	3,804,550
Avnet, Inc.†	91,110	1,297,406

		5,101,956

Engineering/R&D Services - 1.0%

URS Corp.†	105,228	3,936,583

Enterprise Software/Service - 1.3%

BMC Software, Inc.†	88,875	2,218,320
CA, Inc.	153,855	2,590,918

		4,809,238

Finance-Commercial - 0.3%

CIT Group, Inc.	352,514	1,177,397

Finance-Credit Card - 0.2%

Discover Financial Services	87,738	897,560

Finance-Investment Banker/Broker - 1.0%

TD Ameritrade Holding Corp.†	281,281	3,741,037

Finance-Other Services - 0.4%

Solar Cayman Ltd.†*(1)(2)(4)(5)	120,200	1,565,004

Fisheries - 0.3%

Marine Harvest†(6)	6,854,000	984,683

Food-Confectionery - 0.2%

The Hershey Co.	22,876	823,536

Food-Dairy Products - 0.7%

Dean Foods Co.†	185,600	2,702,336

Food-Meat Products - 1.0%

Marfrig Frigorificos e Comercio de Alimentos SA†	257,400	961,010
Perdigao SA	71,600	1,105,962
Smithfield Foods, Inc.†	267,501	1,821,682

		3,888,654

Food-Misc. - 1.4%

ConAgra Foods, Inc.	130,182	1,920,185
Corn Products International, Inc.	26,232	718,757
H.J. Heinz Co.	69,767	2,709,750

		5,348,692

Food-Retail - 0.6%

The Kroger Co.	85,898	2,375,939

Gas-Distribution - 2.2%

Sempra Energy	71,448	3,334,478
UGI Corp.	209,316	4,889,622

		8,224,100

Home Decoration Products - 0.8%

Newell Rubbermaid, Inc.	221,439	2,958,425

Insurance Brokers - 1.2%

AON Corp.	99,707	4,516,727

Insurance-Life/Health - 3.3%

Principal Financial Group, Inc.	24,402	336,992
Reinsurance Group America, Inc.	140,259	5,694,516
StanCorp Financial Group, Inc.	59,969	1,997,567
Unum Group	308,877	4,543,496

		12,572,571

Insurance-Multi-line - 0.4%

ACE, Ltd.	30,212	1,578,577

Insurance-Property/Casualty - 2.1%

Arch Capital Group, Ltd.†	40,535	2,747,868
Fidelity National Financial, Inc., Class A	111,900	1,379,727
First American Corp.	60,600	1,455,612
W.R. Berkley Corp.	87,450	2,486,203

		8,069,410

Insurance-Reinsurance - 4.4%

Everest Re Group, Ltd.	104,782	8,221,196
PartnerRe, Ltd.	68,764	4,810,729
Platinum Underwriters Holdings, Ltd.	118,255	3,633,976

		16,665,901

Internet Security - 1.2%

McAfee, Inc.†	146,700	4,449,411

Investment Management/Advisor Services - 1.9%

Affiliated Managers Group, Inc.†	46,776	1,309,728
Ameriprise Financial, Inc.	178,574	3,296,476
Invesco, Ltd.	203,355	2,552,105

		7,158,309

Machinery-Farming - 0.4%

AGCO Corp.†	65,189	1,604,953

Medical Labs & Testing Services - 1.5%

Laboratory Corp. of America Holdings†	52,300	3,313,728
Quest Diagnostics, Inc.	50,318	2,343,309

		5,657,037

Medical Products - 1.2%

West Pharmaceutical Services, Inc.	129,200	4,586,600

Medical-Drugs - 0.9%

Endo Pharmaceuticals Holdings, Inc.†	88,612	1,948,578
Forest Laboratories, Inc.†	61,016	1,475,367

		3,423,945

Medical-Generic Drugs - 0.9%

Impax Laboratories, Inc.†(2)	424,915	3,399,745

Medical-HMO - 1.2%

CIGNA Corp.	71,100	861,021
Humana, Inc.†	125,300	3,787,819

		4,648,840

Medical-Hospitals - 0.1%

Community Health Systems, Inc.†	41,438	541,180

Medical-Wholesale Drug Distribution - 1.3%

AmerisourceBergen Corp.	159,668	5,005,592

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	26,584	637,750

Metal-Iron - 0.4%

Cliffs Natural Resources, Inc.	60,800	1,444,000

Non-Ferrous Metals - 0.2%

Uranium One, Inc.†	506,500	528,543
USEC, Inc.†	27,200	104,720

		633,263

Non-Hazardous Waste Disposal - 0.9%

Republic Services, Inc.†	134,867	3,236,808

Oil & Gas Drilling - 0.2%

Nabors Industries, Ltd.†	43,558	631,591

Oil Companies-Exploration & Production - 2.7%

EOG Resources, Inc.	24,758	2,104,925
Newfield Exploration Co.†	128,028	2,890,872
Noble Energy, Inc.	97,278	5,085,694

		10,081,491

Oil-Field Services - 0.4%

BJ Services Co.	62,082	744,363
SBM Offshore NV(6)	60,267	941,210

		1,685,573

Paper & Related Products - 0.1%

International Paper Co.	43,940	538,524

Pipelines - 0.4%

El Paso Corp.	198,056	1,463,634

Printing-Commercial - 0.4%

R.R. Donnelley & Sons Co.	131,637	1,679,688

Real Estate Investment Trusts - 4.2%

Annaly Capital Management, Inc.	326,800	4,696,116
Boston Properties, Inc.	30,584	1,633,186
Essex Property Trust, Inc.	24,952	2,157,599
Federal Realty Investment Trust	29,111	1,683,780
Kimco Realty Corp.	140,000	1,981,000
Liberty Property Trust	12,800	244,736
Public Storage	29,509	2,062,384
Vornado Realty Trust	24,722	1,321,391

		15,780,192

Retail-Apparel/Shoe - 1.2%

American Eagle Outfitters, Inc.	272,500	2,616,000
The Gap, Inc.	162,598	2,117,026

		4,733,026

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	44,759	1,358,883

Retail-Automobile - 0.3%

Copart, Inc.†	39,600	1,056,132

Retail-Discount - 0.5%

Family Dollar Stores, Inc.	71,363	1,982,464

Retail-Major Department Stores - 0.7%

TJX Cos., Inc.	121,735	2,777,993

Retail-Regional Department Stores - 0.5%

Kohl’s Corp.†	58,919	1,924,295

Retail-Restaurants - 0.9%

Burger King Holdings, Inc.	153,542	3,302,688

Rubber & Vinyl - 0.1%

JSR Corp.(6)	24,800	269,716

Savings & Loans/Thrifts - 1.2%

Astoria Financial Corp.	183,943	3,395,588
Beneficial Mut Bancorp Inc†	6,804	79,947
Sovereign Bancorp, Inc.†	507,300	1,253,031

		4,728,566

Semiconductor Equipment - 1.6%

Teradyne, Inc.†	319,300	1,210,147
Varian Semiconductor Equipment Associates, Inc.†	266,050	4,895,320

		6,105,467

Sugar - 0.0%

Cosan, Ltd. Class A†	47,190	144,873

Telecom Equipment-Fiber Optics - 0.2%

JDS Uniphase Corp.†	263,100	715,632

Telecom Services - 0.6%

Virgin Media, Inc.	471,200	2,228,776

Telecommunication Equipment - 0.4%

Harris Corp.	45,455	1,585,470

Telephone-Integrated - 0.9%

Windstream Corp.	406,093	3,597,984

Therapeutics - 0.4%

Theravance, Inc.†	213,871	1,428,658

Tobacco - 0.5%

Lorillard, Inc.	28,726	1,735,912

Tools-Hand Held - 0.4%

The Stanley Works	52,756	1,677,113

Transport-Truck - 1.4%

Con-way, Inc.	84,400	2,360,668
Werner Enterprises, Inc.	174,295	3,029,247

		5,389,915

Total Long-Term Investment Securities (cost $543,686,526)		374,112,748

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 12/01/08 (cost $1,453,000)	1,453,000	1,453,000

REPURCHASE AGREEMENT - 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $2,693,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 3.83%, due 05/14/12 and having an approximate value of $2,776,115 (Cost $2,693,000)	2,693,000	2,693,000

TOTAL INVESTMENTS (cost $547,832,526) (3)	99.7%	378,258,748
Other assets less liabilities	0.3	1,247,813

NET ASSETS	100.0%	$379,506,561

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $1,565,004 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	To the extent permitted by the Statement of Additional Information, the Mid Cap Value Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Solar Cayman Ltd.
Common Stock	03/09/07	120,200	$1,803,000	$1,565,004	$13.02	0.41%

(2)	Fair valued security; see Note 1
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Consists of more than one type of securities traded together as a unit.
(5)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $1,565,004 representing 0.4% of net assets.
(6)	Security was valued using fair value procedures at November 30, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR - American Depository Receipt

See	Notes to Portfolio of Investments

AIG Retirement Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 97.9%
Domestic Equity Investment Companies - 49.1%

AIG Retirement Co. I Blue Chip Growth Fund	1,394,670	$8,660,904
AIG Retirement Co. I Global Real Estate Fund†	669,028	3,987,410
AIG Retirement Co. I Mid Cap Index Fund	101,527	1,425,439
AIG Retirement Co. I Stock Index Fund	226,738	5,072,124
AIG Retirement Co. I Value Fund	952,545	6,267,748
AIG Retirement Co. II Capital Appreciation Fund	2,818,161	18,233,502
AIG Retirement Co. II Large Cap Value Fund	671,810	6,153,784
AIG Retirement Co. II Mid Cap Value Fund	456,291	4,558,345
AIG Retirement Co. II Small Cap Growth Fund†	210,735	1,481,469

Total Domestic Equity Investment Companies
(cost $70,878,643)		55,840,725

Fixed Income Investment Companies - 41.8%

AIG Retirement Co. I Government Securities Fund	2,260,693	25,071,088
AIG Retirement Co. II Core Bond Fund	2,078,580	19,372,367
AIG Retirement Co. II High Yield Bond Fund	527,771	3,076,906

Total Fixed Income Investment Companies
(cost $47,843,962)		47,520,361

International Equity Investment Companies - 7.0%

AIG Retirement Co. I International Equities Fund
(cost $10,464,323)	1,384,921	7,977,146

Total Long-Term Investment Securities
(cost $129,186,928)		111,338,232

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

AIG Retirement Co. I Money Market I Fund
(cost $2,621,071)	2,621,071	2,621,071

TOTAL INVESTMENTS
(cost $131,807,999)(2)	100.2%	113,959,303
Liabilities in excess of other assets	(0.2)	(270,578)

NET ASSETS	100.0%	$113,688,725

#	The Moderate Growth Lifestyle Fund invests in various AIG Retirement Company I or AIG Retirement Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds is available at our website, www.aigvalic.com
†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

AIG Retirement Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Principal Amount	Market Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 96.3%
Asset-Backed Commercial Paper - 4.7%

Cancara Asset Securitisation LLC 2.40% due 01/08/09	$4,100,000	$4,089,613
Kitty Hawk Funding Corp. 1.05% due 12/08/08	4,100,000	4,099,163
Ranger Funding Co. LLC 1.00% due 12/19/08	2,800,000	2,798,600
Ranger Funding Co. LLC 1.40% due 01/23/09	4,100,000	4,091,550

Total Asset-Backed Commercial Paper (amortized cost $15,078,926)		15,078,926

Certificates of Deposit - 14.4%

Bank Of America NA 2.25% due 05/11/09	4,150,000	4,150,000
Bank Of America NA 2.73% due 01/20/09	4,100,000	4,100,000
Bank of America NA 2.85% due 12/08/08	3,800,000	3,800,000
Barclays Bank PLC 1.84% due 02/11/09	1,600,000	1,598,031
J.P. Morgan Chase Bank 1.35% due 01/20/09	4,100,000	4,100,000
J.P. Morgan Chase Bank 1.40% due 02/20/09	4,100,000	4,100,000
Royal Bank Of Canada 2.50% due 12/22/08	4,100,000	4,100,000
Royal Bank Of Canada 2.66% due 12/08/08	4,100,000	4,101,318
Royal Bank Of Canada 4.61% due 04/16/09	4,100,000	4,101,571
Royal Bank of Scotland 2.89% due 12/29/08	4,000,000	4,000,120
Royal Bank Of Scotland 3.18% due 12/12/08	4,050,000	4,050,044
UBS AG 2.05% due 01/06/09	4,100,000	4,100,000

Total Certificates of Deposit (amortized cost $46,301,084)		46,301,084

Commercial Paper - 13.5%

Barclays U.S. Funding LLC 2.70% due 12/02/08	4,000,000	3,999,700
General Electric Capital Corp. 2.30% due 12/05/08	4,100,000	4,098,952
General Electric Co. 1.60% due 12/31/08	4,100,000	4,094,533
HSBC Bank USA 2.73% due 12/02/08	4,000,000	3,999,697
HSBC USA, Inc. 1.95% due 02/12/09	4,100,000	4,083,788
J.P. Morgan Chase & Co. 0.50% due 12/01/08	4,100,000	4,100,000
Lloyds Bank PLC 1.90% due 02/17/09	4,100,000	4,099,111
Proctor & Gamble Co. 1.20% due 02/19/09	4,100,000	4,089,067
Rabobank Nederland NV 2.12% due 01/05/09	4,100,000	4,100,079
Svenska Handelsbank, Inc. 2.70% due 12/03/08	4,000,000	3,999,400
UBS Finance Delaware LLC 0.75% due 12/01/08	3,000,000	3,000,000

Total Commercial Paper (amortized cost $43,664,327)		43,664,327

Corporate Notes - 0.0%

Cheyne Finance LLC 5.20% due 01/07/08†*(1)(2)(3)(4)(5)
(amortized cost $20,220)	782,262	20,220

Medium Term Notes - 0.9%

General Electric Capital Corp. 4.25% due 01/05/09
(amortized cost $3,005,776)	3,000,000	3,005,776

U.S. Government Agencies - 61.5%

Federal Home Loan Bank
1.20% due 04/23/09	2,000,000	1,990,467
1.30% due 12/09/08	4,100,000	4,098,816
1.32% due 05/11/09	4,100,000	4,075,796
1.45% due 05/01/09	4,100,000	4,075,064
1.50% due 07/17/09	3,200,000	3,169,600
1.70% due 05/18/09	4,200,000	4,166,680
1.80% due 05/13/09	4,100,000	4,066,585
1.80% due 11/16/09	4,100,000	4,028,250
1.90% due 12/12/08	4,100,000	4,097,620
2.00% due 01/05/09	4,100,000	4,092,028
2.03% due 04/23/09	4,100,000	4,110,760
2.12% due 03/03/09	4,100,000	4,077,787
2.15% due 01/20/09	4,100,000	4,087,757
2.19% due 12/10/08	4,000,000	3,997,810
2.20% due 04/01/09	3,200,000	3,199,075
2.30% due 01/15/09	4,200,000	4,199,351
2.30% due 04/30/09	4,100,000	4,060,708
2.35% due 12/17/08	4,100,000	4,095,718
2.35% due 12/19/08	4,100,000	4,095,183
2.35% due 12/26/08	4,100,000	4,093,309
2.40% due 01/09/09	4,100,000	4,089,340
2.40% due 01/14/09	4,100,000	4,087,973
2.40% due 01/26/09	3,200,000	3,188,053
2.46% due 12/04/08	4,000,000	3,999,180
2.47% due 12/02/08	3,200,000	3,199,780
2.51% due 05/07/09	4,000,000	3,997,699
2.54% due 02/04/09	4,100,000	4,081,197
2.60% due 02/27/09	4,100,000	4,073,942
2.61% due 12/01/08	3,417,000	3,417,000
2.65% due 03/16/09	4,100,000	4,068,310
2.70% due 12/31/08	3,300,000	3,292,575
2.70% due 01/05/09	3,100,000	3,091,863
2.70% due 01/06/09	4,000,000	3,989,200
2.70% due 01/16/09	4,000,000	3,986,200
2.70% due 02/11/09	3,200,000	3,182,720
2.75% due 12/02/08	3,100,000	3,099,763
2.80% due 12/17/08	3,100,000	3,096,142
2.80% due 12/26/08	3,100,000	3,093,972
2.90% due 05/18/09	4,100,000	4,044,513
3.00% due 01/07/09	4,100,000	4,087,358
3.00% due 04/20/09	4,100,000	4,052,167
3.00% due 04/21/09	4,100,000	4,051,825
3.00% due 04/22/09	4,100,000	4,051,483
3.00% due 04/23/09	4,100,000	4,051,142
3.00% due 04/24/09	4,100,000	4,050,800

3.00% due 04/29/09	4,100,000	4,049,092
3.10% due 04/15/09	4,100,000	4,052,338
Federal National Mtg. Assoc.
1.00% due 04/20/09	8,200,000	8,168,111
1.05% due 05/01/09	4,100,000	4,081,943
2.09% due 12/08/08	3,300,000	3,298,659
2.90% due 12/24/08	3,200,000	3,194,071

Total U.S. Government Agencies (amortized cost $198,146,775)		198,146,775

U.S. Government Treasuries - 1.3%
United States Treasury Bills 1.26% due 07/02/09 (amortized cost $4,069,434)	4,100,000	4,069,434

Total Short-Term Investment Securities - 96.3% (amortized cost $310,286,542)		310,286,542

REPURCHASE AGREEMENT - 4.0%
UBS Securities, LLC Joint Repurchase Agreement(6) (amortized cost $12,749,000)	12,749,000	12,749,000

TOTAL INVESTMENTS - (amortized cost $323,035,542) (7)	100.3%	323,035,542
Liabilities in excess of other assets	(0.3)	(837,917)

NET ASSETS	100.0%	$322,197,625

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $20,220 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security in default
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(3)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $20,220, representing 0.0% of net assets.
(4)	Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Fund, was made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of November 30, 2008, represents the Notes' residual value that may be distributed to the Fund.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 4 for cost of investments on a tax basis.

Allocation of investments as a percentage of net assets by industry category as of November 30, 2008:

U.S. Government Agencies	61.5%
Money Center Banks	8.8
Foreign Banks	6.8
Diversified Financial Services	4.9
Commercial Banks - Canadian	3.8
Super-Regional Banks - U.S.	3.7
Finance	3.5
Asset Backed CP/Receivables	3.4
U.S. Government Securities	1.3
Asset Backed/Multi-Asset	1.3
Cosmetics-Toiletries	1.3

100.3%

See Notes to Portfolio of Investments

AIG Retirement Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 97.0%
Aerospace/Defense-Equipment - 1.9%

HEICO Corp.	17,500	$562,275

Apparel Manufacturers - 0.6%

True Religion Apparel, Inc.†	2,750	34,623
Under Armour, Inc., Class A†	6,100	140,239

		174,862

Applications Software - 2.2%

NetSuite, Inc.†	20,350	176,434
Nuance Communications, Inc.†	52,900	485,622

		662,056

Batteries/Battery Systems - 0.4%

EnerSys†	14,500	123,685

Building & Construction Products-Misc. - 0.1%

Simpson Manufacturing Co., Inc.	600	15,600

Building Products-Cement - 1.1%

Eagle Materials, Inc.	15,000	315,000

Casino Services - 1.8%

Bally Technologies, Inc.†	20,050	370,323
Scientific Games Corp., Class A†	11,800	177,118

		547,441

Chemicals-Diversified - 0.4%

Innospec, Inc.	20,950	120,672

Commercial Services-Finance - 1.7%

Bankrate, Inc.†	11,100	304,917
Morningstar, Inc.†	5,900	189,980

		494,897

Computer Aided Design - 1.4%

Ansys, Inc.†	14,750	425,685

Computer Services - 1.5%

Syntel, Inc.	18,150	435,963

Computers-Memory Devices - 0.9%

Data Domain, Inc.†	16,050	260,813

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†	8,750	192,238

Consulting Services - 1.7%

FTI Consulting, Inc.†	9,250	507,270

Decision Support Software - 1.1%

MSCI, Inc., Class A†	20,900	322,487

Diagnostic Kits - 2.2%

Meridian Bioscience, Inc.	27,800	662,474

Distribution/Wholesale - 2.7%

Beacon Roofing Supply, Inc.†	18,600	219,852
LKQ Corp.†	31,800	331,356
Pool Corp.	14,100	242,943

		794,151

E-Marketing/Info - 0.5%

Digital River, Inc.†	7,600	160,588

Educational Software - 1.8%

Blackboard, Inc.†	21,150	520,925

Electronic Components-Semiconductors - 1.9%

Microsemi Corp.†	29,100	567,159

Electronic Measurement Instruments - 1.2%

FLIR Systems, Inc.†	11,400	353,628

Energy-Alternate Sources - 0.2%

GT Solar International, Inc.†	18,500	65,120

Enterprise Software/Service - 4.3%

MedAssets, Inc.†	48,100	610,870
Omnicell, Inc.†	47,350	536,949
Taleo Corp., Class A†	21,700	140,182

		1,288,001

Finance-Investment Banker/Broker - 0.6%

Investment Technology Group, Inc.†	11,439	191,374

Footwear & Related Apparel - 3.2%

Deckers Outdoor Corp.†	7,450	444,318
Iconix Brand Group, Inc.†	59,850	506,929

		951,247

Insurance-Multi-line - 0.7%

HCC Insurance Holdings, Inc.	8,550	199,301

Insurance-Property/Casualty - 2.6%

Castlepoint Holdings, Ltd.	28,118	288,491
ProAssurance Corp.†	8,750	477,662

		766,153

Internet Application Software - 1.6%

Art Technology Group, Inc.†	137,150	263,328
DealerTrack Holdings, Inc.†	17,000	201,450

		464,778

Internet Financial Services - 1.3%

Thinkorswim Group, Inc.†	58,000	374,680

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	4,450	124,600
Calamos Asset Management, Inc., Class A	27,300	111,111

		235,711

Machinery-Construction & Mining - 0.5%

Bucyrus International, Inc.	7,100	138,663

Machinery-General Industrial - 1.7%

Wabtec Corp.	13,350	515,177

Machinery-Pumps - 0.7%

Graco, Inc.	10,000	214,600

Medical Instruments - 3.2%

Bruker BioSciences Corp.†	15,850	74,495
Thoratec Corp.†	34,500	863,535

		938,030

Medical Labs & Testing Services - 2.1%

Genoptix, Inc.†	7,350	233,215
ICON PLC ADR†	18,800	398,372

		631,587

Medical-Biomedical/Gene - 5.8%

Alexion Pharmaceuticals, Inc.†	7,800	262,548
Enzo Biochem, Inc.†	71,050	361,644
Exelixis, Inc.†	30,400	93,936
Halozyme Therapeutics, Inc.†	45,850	170,104
Illumina, Inc.†	8,500	187,085
Myriad Genetics, Inc.†	10,900	646,152

		1,721,469

Medical-Drugs - 2.0%

Medivation, Inc.†	9,550	142,390
Sucampo Pharmaceuticals, Inc. Class A†	35,730	219,025
ViroPharma, Inc.†	19,650	222,045

		583,460

Medical-Outpatient/Home Medical - 2.6%

Gentiva Health Services, Inc.†	30,427	767,673

Networking Products - 0.8%

Switch & Data Facilities Co., Inc.†	47,850	249,299

Non-Hazardous Waste Disposal - 1.4%

Waste Connections, Inc.†	14,450	407,924

Oil Companies-Exploration & Production - 5.9%

Cabot Oil & Gas Corp.	16,100	482,517
Comstock Resources, Inc.†	9,900	415,107
Concho Resources, Inc.†	15,500	365,645
Penn Virginia Corp.	15,850	475,975

		1,739,244

Oil-Field Services - 1.3%

Exterran Holdings, Inc.†	6,100	107,055
Oceaneering International, Inc.†	11,250	290,475

		397,530

Patient Monitoring Equipment - 1.9%

Insulet Corp.†	36,550	178,729
Masimo Corp.†	14,400	392,976

		571,705

Physical Therapy/Rehabilitation Centers - 1.6%

Psychiatric Solutions, Inc.†	18,450	466,785

Physicians Practice Management - 0.3%

Healthways, Inc.†	12,550	101,530

Power Converter/Supply Equipment - 1.1%

Energy Conversion Devices, Inc.†	4,100	114,718
Powell Industries, Inc.†	8,850	211,161

		325,879

Private Corrections - 1.4%

Geo Group, Inc.†	21,650	417,845

Retail-Apparel/Shoe - 0.3%

The Finish Line, Inc., Class A	15,650	83,102

Retail-Convenience Store - 0.6%

Susser Holdings Corp.†	15,600	189,384

Retail-Perfume & Cosmetics - 1.1%

Ulta Salon Cosmetics & Fragrance, Inc.†	46,850	336,383

Retail-Restaurants - 0.9%

California Pizza Kitchen, Inc.†	33,100	256,525

Savings & Loans/Thrifts - 1.1%

WSFS Financial Corp.	7,200	315,072

Schools - 0.9%

Grand Canyon Education, Inc.†	3,100	46,004
K12 ,Inc.†	11,850	216,263

		262,267

Semiconductor Components-Integrated Circuits - 1.2%

Hitte Microwave Corp.†	11,800	344,796

Semiconductor Equipment - 1.3%

Tessera Technologies, Inc.†	10,450	192,071
Varian Semiconductor Equipment Associates, Inc.†	9,750	179,400

		371,471

Telecom Equipment-Fiber Optics - 0.7%

IPG Photonics Corp.†	15,800	214,722

Telecom Services - 2.9%

Cbeyond, Inc.†	23,800	361,998
Neutral Tandem, Inc.†	34,550	508,230

		870,228

Therapeutics - 1.8%

BioMarin Pharmaceuticals, Inc.†	21,250	361,887
Theravance, Inc.†	24,850	165,998

		527,885

Transactional Software - 0.4%

VeriFone Holdings, Inc.†	28,100	115,491

Transport-Services - 1.2%

Hub Group, Inc., Class A†	7,150	190,905
UTi Worldwide, Inc.	16,550	177,416

		368,321

Transport-Truck - 1.9%

Landstar System, Inc.	8,650	278,011
Old Dominion Freight Lines, Inc.†	12,300	292,740

		570,751

Wireless Equipment - 2.2%

ViaSat, Inc.†	30,550	654,686

X-Ray Equipment - 1.2%

Hologic, Inc.†	26,200	368,372

Total Long-Term Investment Securities
(cost $46,167,098)		28,794,090

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Time Deposits - 2.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 12/01/08 (cost $774,000)	$774,000	774,000

TOTAL INVESTMENTS
(cost $46,941,098) (1)	99.6%	29,568,090
Other assets less liabilities	0.4	121,410

NET ASSETS	100.0%	$29,689,500

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

AIG Retirement Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK - 94.9%
Aerospace/Defense - 0.3%

Cubic Corp.	23,400	$618,696

Aerospace/Defense-Equipment - 0.9%

Orbital Sciences Corp.†	113,400	1,950,480

Agricultural Chemicals - 0.4%

Terra Industries, Inc.	55,800	820,818

Airlines - 1.2%

Continental Airlines, Inc., Class B†	83,800	1,230,184
Hawaiian Holdings, Inc.†	30,800	137,984
Republic Airways Holdings, Inc.†	36,200	505,714
Skywest, Inc.	30,200	459,040
UAL Corp.	14,400	162,000

		2,494,922

Apparel Manufacturers - 0.2%

Jones Apparel Group, Inc.	37,100	190,323
Maidenform Brands, Inc.†	24,400	225,944

		416,267

Applications Software - 1.4%

Compuware Corp.†	14,700	93,345
EPIQ Systems, Inc.†	162,500	2,639,000
Progress Software Corp.†	13,600	289,408

		3,021,753

Auto Repair Centers - 0.3%

Midas, Inc.†	69,200	572,976

Auto-Truck Trailers - 0.1%

Wabash National Corp.	55,200	272,136

Auto/Truck Parts & Equipment-Original - 0.5%

ArvinMeritor, Inc.	111,500	440,425
Autoliv, Inc.	10,300	196,627
Modine Manufacturing Co.	43,200	207,792
Superior Industries International, Inc.	18,700	228,701
Visteon Corp.†	75,400	56,550

		1,130,095

Banks-Commercial - 14.6%

1st Source Corp.	28,530	633,651
AMCORE Financial, Inc.	17,961	65,558
Bancfirst Corp.	23,500	1,031,885
Bank of Hawaii Corp.	45,900	2,047,599
Cardinal Financial Corp.	13,700	72,747
Cathay General Bancorp	43,800	898,776
Central Pacific Financial Corp.	22,900	293,120
Chemical Financial Corp.	21,000	519,330
City Holding Co.	51,400	1,820,588
Commerce Bancshares, Inc.	50,243	2,201,146
Community Bank Systems, Inc.	63,700	1,468,922
Community Trust Bancorp, Inc.	34,100	1,113,365
Corus Bankshares, Inc.	21,800	25,942
Cullen/Frost Bankers, Inc.	30,800	1,669,668
Financial Institutions, Inc.	8,600	140,782
First BanCorp Puerto Rico	51,000	557,940
First Citizens BancShares, Inc., Class A	2,600	365,430
First Community Bancshares, Inc.	12,500	362,875
First Financial Bancorp	35,100	438,750
First Financial Bankshares, Inc.	2,900	151,525
First Merchants Corp.	7,500	151,275
First South Bancorp, Inc.	3,300	41,250
FirstMerit Corp.	116,300	2,558,600
Fulton Financial Corp.	2,899	32,237
Guaranty Bancorp†	27,100	53,658
Heartland Financial USA, Inc.	16,000	345,440
Heritage Commerce Corp.	7,300	90,739
Lakeland Bancorp, Inc.	31,362	305,779
Lakeland Financial Corp.	11,800	261,842
Old National Bancorp	13,300	228,494
Old Second Bancorp, Inc.	6,800	101,864
Pacific Capital Bancorp	30,900	488,220
Provident Bankshares Corp.	33,900	319,338
Santander Bancorp	3,300	32,604
SCBT Financial Corp.	2,860	97,097
Sierra Bancorp	5,200	104,988
Simmons First National Corp., Class A	27,100	796,198
Southwest Bancorp, Inc.	15,000	214,350
StellarOne Corp.	1,369	22,575
Suffolk Bancorp	1,000	33,100
TCF Financial Corp.	117,300	1,958,910
Tompkins Trustco, Inc.	10,380	570,381
UMB Financial Corp.	65,600	3,136,336
Umpqua Holding Corp.	32,200	426,328
W Holding Co., Inc.	120,500	37,355
Washington Trust Bancorp, Inc.	41,700	818,154
Westamerica Bancorp	16,600	882,456
Whitney Holding Corp.	59,950	1,050,923

		31,040,090

Building & Construction Products-Misc. - 0.3%

Gibraltar Industries, Inc.	26,400	340,560
NCI Building Systems, Inc.†	19,300	293,746

		634,306

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	22,300	616,372

Building Products-Doors & Windows - 0.1%

Quanex Building Products Corp.	26,950	249,557

Building Products-Light Fixtures - 0.2%

LSI Industries, Inc.	71,600	491,892

Building-Residential/Commercial - 0.1%

Amrep Corp.†	4,900	140,630

Cellular Telecom - 0.4%

Centennial Communications Corp.†	115,200	890,496

Chemicals-Diversified - 0.3%

Innophos Holdings, Inc.	33,700	555,376

Chemicals-Plastics - 0.4%

Spartech Corp.	136,400	791,120

Chemicals-Specialty - 1.2%

H.B. Fuller Co.	105,300	1,868,022
Sensient Technologies Corp.	11,400	274,056
Zep, Inc.	22,150	401,137

		2,543,215

Circuit Boards - 0.4%

Park Electrochemical Corp.	49,800	885,444

Coal - 0.0%

Westmoreland Coal Co.†	4,800	45,504

Commercial Services - 0.0%

Alliance Data Systems Corp.†	2,200	95,282

Commercial Services-Finance - 1.4%

Advance America Cash Advance Centers, Inc.	10,300	17,613
Coinstar, Inc.†	37,700	699,712
Deluxe Corp.	104,200	1,096,184
Dollar Financial Corp.†	66,748	505,950
Global Cash Access Holdings, Inc.†	10,800	33,372
Jackson Hewitt Tax Service, Inc.	43,500	559,845
Net 1 UEPS Technologies, Inc.†	6,200	63,240

		2,975,916

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	205,800	1,430,310

Computer Services - 0.1%

COMSYS IT Partners, Inc.†	15,000	47,850
Unisys Corp.†	214,400	143,648

		191,498

Computers-Memory Devices - 0.4%

Hutchinson Technology, Inc.†	24,100	67,480
Imation Corp.	26,100	346,608
Quantum Corp.†	1,100	132
Silicon Storage Technology, Inc.†	114,700	347,541

		761,761

Computers-Periphery Equipment - 0.6%

Electronics for Imaging, Inc.†	122,400	1,195,848

Consumer Products-Misc. - 3.4%

American Greetings Corp., Class A	148,400	1,709,568
Blyth, Inc.	85,000	704,650
Helen of Troy, Ltd.†	117,700	1,843,182
Jarden Corp.†	44,800	559,104
Prestige Brands Holdings, Inc.†	128,300	1,003,306
Tupperware Brands Corp.	75,200	1,479,184

		7,298,994

Containers-Metal/Glass - 0.4%

Silgan Holdings, Inc.	17,100	773,604

Containers-Paper/Plastic - 0.7%

Rock-Tenn Co., Class A	45,700	1,543,289

Data Processing/Management - 1.7%

Acxiom Corp.	102,400	769,024
CSG Systems International, Inc.†	145,500	2,450,220
Fair Isaac Corp.	19,800	279,972

		3,499,216

Decision Support Software - 0.1%

SPSS, Inc.†	5,000	122,200

Distribution/Wholesale - 1.0%

Tech Data Corp.†	30,700	535,408
United Stationers, Inc.†	20,800	661,648
WESCO International, Inc.†	68,600	1,014,594

		2,211,650

Diversified Manufacturing Operations - 2.6%

Acuity Brands, Inc.	44,000	1,186,240
GenTek, Inc.†	7,300	134,466
Leggett & Platt, Inc.	105,800	1,544,680
Teleflex, Inc.	26,100	1,236,618
Tredegar Corp.	86,600	1,361,352

		5,463,356

Electric-Integrated - 3.4%

Alliant Energy Corp.	3,700	117,919
Avista Corp.	132,400	2,339,508
El Paso Electric Co.†	113,700	2,048,874
Great Plains Energy, Inc.	9,200	172,868
Northwestern Corp.	26,600	549,556
Puget Energy, Inc.	85,200	2,085,696

		7,314,421

Electronic Components-Misc. - 0.4%

Bel Fuse, Inc., Class B	9,542	185,974
Benchmark Electronics, Inc.†	40,400	512,272
CTS Corp.	32,000	176,960
Sanmina-SCI Corp.†	97,600	62,464

		937,670

Electronic Components-Semiconductors - 0.5%

Fairchild Semiconductor International, Inc.†	57,600	229,824
Lattice Semiconductor Corp.†	113,700	172,824
OmniVision Technologies, Inc.†	61,800	370,800
Semtech Corp.†	20,000	226,400
Zoran Corp.†	5,000	37,600

		1,037,448

Electronic Design Automation - 0.0%

Magma Design Automation, Inc.†	50,300	89,534

Energy-Alternate Sources - 0.1%

Headwaters, Inc.†	19,600	111,328

Engineering/R&D Services - 0.9%

EMCOR Group, Inc.†	120,700	1,903,439

Enterprise Software/Service - 0.9%

JDA Software Group, Inc.†	26,700	351,906
MedAssets, Inc.†	13,400	170,180
MicroStrategy, Inc., Class A†	13,600	485,248
Sybase, Inc.†	33,600	827,904

		1,835,238

Finance-Auto Loans - 0.3%

AmeriCredit Corp.†	66,400	488,040
Credit Acceptance Corp.†	8,626	113,001

		601,041

Finance-Consumer Loans - 0.7%

World Acceptance Corp.†	73,500	1,438,395

Finance-Investment Banker/Broker - 0.2%

Investment Technology Group, Inc.†	28,300	473,459

Finance-Leasing Companies - 0.2%

Financial Federal Corp.	25,500	490,110

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	55,300	244,979

Financial Guarantee Insurance - 0.1%

Ambac Financial Group, Inc.	97,900	137,060

PMI Group, Inc.	65,700	109,719

		246,779

Food-Canned - 0.2%

Del Monte Foods Co.	76,900	455,248

Food-Wholesale/Distribution - 1.2%

Nash Finch Co.	56,200	2,521,132

Footwear & Related Apparel - 0.2%

Timberland Co., Class A†	18,600	188,790
Wolverine World Wide, Inc.	12,200	235,094

		423,884

Funeral Services & Related Items - 0.2%

Stewart Enterprises, Inc., Class A	129,300	412,467

Gas-Distribution - 3.8%

CenterPoint Energy, Inc.	185,700	2,401,101
National Fuel Gas Co.	3,200	104,096
Nicor, Inc.	74,600	3,042,188
Piedmont Natural Gas, Inc.	16,300	547,680
South Jersey Industries, Inc.	15,400	600,600
Vectren Corp.	50,000	1,408,000

		8,103,665

Home Furnishings - 0.1%

Furniture Brands International, Inc.	53,500	174,410

Hotel/Motels - 0.1%

Wyndham Worldwide Corp.	44,200	211,276

Industrial Automated/Robotic - 0.4%

Cognex Corp.	58,400	795,992

Insurance Brokers - 0.2%

Crawford & Co., Class B†	42,700	479,948

Insurance-Life/Health - 1.5%

American Equity Investment Life Holding Co.	46,000	286,120
Conseco, Inc.†	155,900	525,383
Delphi Financial Group, Inc., Class A	85,650	1,036,365
FBL Financial Group, Inc., Class A	10,900	123,933
Protective Life Corp.	38,600	359,752
StanCorp Financial Group, Inc.	24,600	819,426

		3,150,979

Insurance-Multi-line - 0.5%

Horace Mann Educators Corp.	132,000	1,124,640

Insurance-Property/Casualty - 2.5%

Arch Capital Group, Ltd.†	10,000	677,900
Harleysville Group, Inc.	85,500	3,221,640
LandAmerica Financial Group, Inc.	33,100	3,310
Meadowbrook Insurance Group, Inc.	39,000	218,790
PMA Capital Corp., Class A†	12,500	63,125
ProAssurance Corp.†	22,000	1,200,980

		5,385,745

Insurance-Reinsurance - 2.1%

Aspen Insurance Holdings, Ltd.	66,700	1,229,281
Axis Capital Holdings, Ltd.	24,600	622,626
Platinum Underwriters Holdings, Ltd.	63,400	1,948,282
RenaissanceRe Holdings, Ltd.	12,400	584,412

		4,384,601

Internet Application Software - 0.1%

S1 Corp.†	12,400	92,752
Vignette Corp.†	20,400	177,480

		270,232

Internet Infrastructure Equipment - 0.3%

Avocent Corp.†	33,000	620,730

Internet Infrastructure Software - 0.2%

TIBCO Software, Inc.†	89,600	433,664

Internet Security - 0.3%

SonicWALL, Inc.†	157,300	616,616

Investment Management/Advisor Services - 0.5%

Affiliated Managers Group, Inc.†	16,600	464,800
Federated Investors, Inc., Class B	16,300	323,555
Janus Capital Group, Inc.	26,400	215,160

		1,003,515

Lasers-System/Components - 0.9%

Coherent, Inc.†	73,500	1,829,415

Machinery-Farming - 0.6%

AGCO Corp.†	48,600	1,196,532

Machinery-General Industrial - 1.2%

Applied Industrial Technologies, Inc.	66,600	1,269,396
Wabtec Corp.	30,300	1,169,277

		2,438,673

Machinery-Material Handling - 0.1%

NACCO, Industries, Inc., Class A	7,300	266,450

Machinery-Pumps - 0.2%

Flowserve Corp.	5,100	256,683
Tecumseh Products Co., Class A†	14,900	176,118

		432,801

Medical Products - 0.8%

Invacare Corp.	110,300	1,630,234

Medical-Biomedical/Gene - 0.4%

Arena Pharmaceuticals, Inc.†	17,300	66,778
Enzo Biochem, Inc.†	61,583	313,457
Protalix BioTherapeutics, Inc.†	27,400	32,880
Seattle Genetics, Inc.†	15,700	135,962
United Therapeutics Corp.†	6,900	378,327

		927,404

Medical-Drugs - 0.2%

Auxilium Pharmaceuticals, Inc.†	7,450	162,261
Bionovo, Inc.†	45,800	13,282
Rigel Pharmaceuticals, Inc.†	4,900	36,358
Uluru, Inc.†	27,700	11,080
ViroPharma, Inc.†	26,700	301,710

		524,691

Medical-Generic Drugs - 0.6%

Alpharma, Inc., Class A†	14,900	537,890
Perrigo Co.	21,600	743,256

		1,281,146

Medical-HMO - 0.9%

Magellan Health Services, Inc.†	59,200	1,944,720

Medical-Outpatient/Home Medical - 0.6%

Gentiva Health Services, Inc.†	54,300	1,369,989

Metal Processors & Fabrication - 1.1%

CIRCOR International, Inc.	6,900	150,627
Worthington Industries, Inc.	161,500	2,144,720

		2,295,347

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	12,800	137,728

Networking Products - 0.8%

3Com Corp.†	277,900	558,579
Black Box Corp.	46,800	1,145,664

		1,704,243

Office Furnishings-Original - 0.6%

HNI Corp.	45,200	603,420
Steelcase, Inc., Class A	97,200	626,940

		1,230,360

Office Supplies & Forms - 0.3%

The Standard Register Co.	100,400	563,244

Oil & Gas Drilling - 0.5%

Grey Wolf, Inc.†	158,900	870,772
Patterson-UTI Energy, Inc.	10,200	127,398

		998,170

Oil Companies-Exploration & Production - 1.5%

Brigham Exploration Co.†	4,800	14,544
Energy Partners, Ltd.†	36,800	124,384
Mariner Energy, Inc.†	27,491	302,126
Meridian Resource Corp.†	65,600	61,664
Stone Energy Corp.†	62,600	1,040,412
Swift Energy Co.†	18,900	403,893
Vaalco Energy, Inc.†	175,000	1,102,500
W&T Offshore, Inc.	9,000	126,000

		3,175,523

Oil Field Machinery & Equipment - 0.2%

Dresser-Rand Group, Inc.†	19,200	320,832

Oil Refining & Marketing - 0.3%

Holly Corp.	30,400	552,976

Oil-Field Services - 0.3%

Helix Energy Solutions Group, Inc.†	61,500	395,445
Trico Marine Services, Inc.†	84,800	323,936

		719,381

Paper & Related Products - 0.4%

Buckeye Technologies, Inc.†	124,300	560,593
Neenah Paper, Inc.	32,400	265,032

		825,625

Pharmacy Services - 1.0%

Omnicare, Inc.	87,800	2,116,858

Pipelines - 0.1%

ONEOK, Inc.	10,400	305,136

Publishing-Books - 0.5%

John Wiley & Sons, Inc., Class A	30,800	1,107,568

Radio - 0.0%

Cumulus Media, Inc., Class A†	80,800	71,104

Real Estate Investment Trusts - 8.1%

Anworth Mortgage Asset Corp.	186,900	1,183,077
Apartment Investment & Management Co., Class A	56,626	649,500
Ashford Hospitality Trust, Inc.	113,700	177,372
Brandywine Realty Trust	13,646	67,139
DCT Industrial Trust, Inc.	193,600	867,328
DiamondRock Hospitality Co.	92,500	344,100
Dupont Fabros Technology, Inc.	20,600	44,084
Extra Space Storage, Inc.	37,500	331,875
Home Properties, Inc.	33,400	1,302,600
Hospitality Properties Trust	19,100	218,886
LaSalle Hotel Properties	30,800	271,656
Lexington Corporate Properties Trust	238,800	1,158,180
LTC Properties, Inc.	76,600	1,492,168
MFA Mtg. Investments, Inc.	277,800	1,719,582
Mission West Properties, Inc.	70,200	529,308
Pennsylvania Real Estate Investment Trust	900	4,050
PS Business Parks, Inc.	54,000	2,573,640
Ramco-Gershenson Properties Trust	76,600	377,638
Senior Housing Properties Trust	90,700	1,263,451
Strategic Hotels & Resorts, Inc.	42,800	42,800
Sunstone Hotel Investors, Inc.	146,600	699,282
Taubman Centers, Inc.	38,000	905,920
Universal Health Realty Income Trust	33,100	1,038,347

		17,261,983

Retail-Apparel/Shoe - 1.1%

Cache, Inc.†	49,200	100,860
Cato Corp., Class A	21,900	305,724
Charlotte Russe Holding, Inc.†	88,900	444,500
Collective Brands, Inc.†	15,300	117,045
The Finish Line, Inc., Class A	243,400	1,292,454

		2,260,583

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	36,500	1,108,140

Retail-Bookstores - 0.3%

Barnes & Noble, Inc.	45,600	719,568

Retail-Consumer Electronics - 0.2%

RadioShack Corp.	46,600	459,010

Retail-Convenience Store - 0.2%

The Pantry, Inc.†	17,200	332,648

Retail-Discount - 0.9%

Big Lots, Inc.†	111,800	1,958,736

Retail-Restaurants - 0.7%

Denny’s Corp.†	194,200	361,212
Jack in the Box, Inc.†	50,300	880,250
O’Charley’s, Inc.	88,800	188,256

		1,429,718

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	83,200	505,856

Savings & Loans/Thrifts - 1.9%

Astoria Financial Corp.	111,500	2,058,290
First Financial Holdings, Inc.	11,400	252,966
First Niagara Financial Group, Inc.	89,500	1,388,145
FirstFed Financial Corp.†	18,500	69,745
United Community Financial Corp.	17,681	33,240
WSFS Financial Corp.	5,400	236,304

		4,038,690

Semiconductor Components-Integrated Circuits - 0.9%

Cirrus Logic, Inc.†	286,000	1,206,920
Emulex Corp.†	53,300	380,029
Integrated Device Technology, Inc.†	55,500	286,935

		1,873,884

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	57,900	34,161
Brooks Automation, Inc.†	52,100	201,106
Cohu, Inc.	33,000	369,600
Novellus Systems, Inc.†	45,000	557,550
Ultratech, Inc.†	32,800	411,640

		1,574,057

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	15,200	313,424

Telecom Services - 0.3%

Consolidated Communications Holdings, Inc.	31,285	318,481
RCN Corp.†	46,500	324,570

		643,051

Telecommunication Equipment - 0.3%

CommScope, Inc.†	43,800	494,502
Tellabs, Inc.†	37,200	155,124
UTStarcom, Inc.†	6,300	11,970

		661,596

Telephone-Integrated - 0.8%

CenturyTel, Inc.	25,500	677,280
Frontier Communications Corp.	127,856	1,114,904

		1,792,184

Television - 0.2%

Belo Corp., Class A	74,900	144,557
Sinclair Broadcast Group, Inc., Class A	70,100	221,516

		366,073

Therapeutics - 0.0%

Cypress Bioscience, Inc.†	15,400	82,544

Tobacco - 0.5%

Alliance One International, Inc.†	327,700	1,015,870

Toys - 1.5%

Hasbro, Inc.	76,700	2,055,560
JAKKS Pacific, Inc.†	61,700	1,104,430

		3,159,990

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	11,200	171,360

Transport-Marine - 0.7%

Arlington Tankers, Ltd.	13,200	126,324
Frontline, Ltd.	9,200	271,768
General Maritime Corp.	13,500	174,960
Horizon Lines, Inc. Class A	122,800	491,200
Overseas Shipholding Group, Inc.	9,800	363,188

		1,427,440

Transport-Services - 0.6%

Pacer International, Inc.	124,700	1,208,343

Transport-Truck - 0.3%

Arkansas Best Corp.	22,800	605,340
Saia, Inc.†	13,100	116,721

		722,061

Vitamins & Nutrition Products - 0.3%

NBTY, Inc.†	38,700	563,859

Water - 0.1%

American Water Works Co.	5,200	105,456
Aqua America, Inc.	6,100	132,309

		237,765

Web Portals/ISP - 0.2%

United Online, Inc.	68,300	452,829

Wire & Cable Products - 0.0%

Insteel Industries, Inc.	9,000	87,840

Wireless Equipment - 0.1%

InterDigital, Inc.†	6,000	159,120

Total Common Stock
(cost $320,299,834)		201,592,026

U.S. GOVERNMENT TREASURIES - 1.1%
United States Treasury Notes - 1.1%

3.13% due 11/30/09(1)	$1,140,000	1,165,472
4.63% due 11/30/08(1)	1,140,000	1,140,000

Total U.S. Government Treasuries
(cost $2,321,542)		2,305,472

Total Long-Term Investment Securities
(cost $322,621,376)		203,897,498

REPURCHASE AGREEMENT - 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.1%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $1,975,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $2,039,277 (Cost $1,975,000)	1,975,000	1,975,000

TOTAL INVESTMENTS
(cost $324,596,376)(2)	96.9%	205,872,498
Other assets less liabilities	3.1	6,502,673

NET ASSETS	100.0%	$212,375,171

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
206 Long	Russell 2000 Index	December 2008	$8,939,795	$9,737,620	$797,825

See Notes to Portfolio of Investments

AIG Retirement Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Shares/Principal Amount	Market Value (Note 1)
COMMON STOCK - 96.7%

Advertising Agencies - 0.2%

Omnicom Group, Inc.	37,336	$1,056,235

Agricultural Chemicals - 0.1%

The Mosaic Co.	20,299	616,075

Agricultural Operations - 0.4%

Archer-Daniels-Midland Co.	75,428	2,065,219

Airlines - 0.2%

Southwest Airlines Co.	134,984	1,167,612

Applications Software - 3.3%

Microsoft Corp.	961,035	19,432,128

Athletic Footwear - 0.9%

NIKE, Inc., Class B	94,910	5,053,957

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	83,661	2,331,632

Banks-Commercial - 0.3%

BB&T Corp.	66,825	2,002,745

Banks-Fiduciary - 1.2%

Northern Trust Corp.	19,181	880,216
State Street Corp.	43,055	1,813,046
The Bank of New York Mellon Corp.	151,314	4,571,196

		7,264,458

Banks-Super Regional - 2.6%

Capital One Financial Corp.	48,997	1,685,987
PNC Financial Services Group, Inc.	50,111	2,644,358
SunTrust Banks, Inc.	26,595	843,859
US Bancorp	348,206	9,394,598
Wachovia Corp.	151,584	851,902

		15,420,704

Beverages-Non-alcoholic - 2.6%

The Coca-Cola Co.	318,294	14,918,440

Cable TV - 0.6%

The DIRECTV Group, Inc.†	101,623	2,236,722
Time Warner Cable, Inc.† Class A	61,902	1,256,611

		3,493,333

Chemicals-Specialty - 0.3%

Ecolab, Inc.	51,545	1,978,813

Coatings/Paint - 0.2%

The Sherwin-Williams Co.	20,397	1,201,995

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	139,664	5,734,604
Mastercard, Inc., Class A	6,382	927,305
Paychex, Inc.	29,940	846,104
The Western Union Co.	47,467	629,887
Visa, Inc., Class A	34,206	1,797,867

		9,935,767

Computer Services - 0.4%

Accenture, Ltd., Class A	79,828	2,473,071

Computers - 4.1%

Apple, Inc.†	84,120	7,795,400
Dell, Inc.†	152,221	1,700,309
Hewlett-Packard Co.	406,294	14,334,052

		23,829,761

Computers-Memory Devices - 0.4%

EMC Corp.†	215,858	2,281,619
Seagate Technology(2)(3)(4)	510	0

		2,281,619

Consumer Products-Misc. - 1.7%

Clorox Co.	13,503	798,838
Kimberly-Clark Corp.	153,913	8,894,632

		9,693,470

Containers-Metal/Glass - 0.2%

Ball Corp.	26,332	959,801
Crown Holdings, Inc.†	19,594	314,484

		1,274,285

Cosmetics & Toiletries - 1.9%

Colgate-Palmolive Co.	162,301	10,560,926
The Estee Lauder Cos., Inc., Class A	10,660	297,414

		10,858,340

Distribution/Wholesale - 0.5%

Genuine Parts Co.	10,438	408,648
WW Grainger, Inc.	33,685	2,377,150

		2,785,798

Diversified Banking Institutions - 5.0%

Bank of America Corp.	560,989	9,116,071
Citigroup, Inc.	666,319	5,523,784
JP Morgan Chase & Co.	465,342	14,732,728

		29,372,583

Diversified Manufacturing Operations - 1.4%

Cooper Industries, Ltd., Class A	67,349	1,625,805
Danaher Corp.	121,770	6,775,283

		8,401,088

E-Commerce/Products - 0.1%

Amazon.com, Inc.†	10,558	450,827

E-Commerce/Services - 0.2%

eBay, Inc.†	88,306	1,159,458

Electric-Generation - 0.2%

The AES Corp.†	161,789	1,244,157

Electric-Integrated - 1.8%

Allegheny Energy, Inc.	58,912	2,076,648
DPL, Inc.	77,705	1,617,818
OGE Energy Corp.	50,344	1,333,613
Pepco Holdings, Inc.	218,250	3,926,317
Puget Energy, Inc.	52,768	1,291,761

		10,246,157

Electronic Components-Misc. - 0.1%

Tyco Electronics, Ltd.	33,413	550,646

Electronic Components-Semiconductors - 0.1%

Broadcom Corp., Class A†	18,918	289,635

Engineering/R&D Services - 0.1%

Fluor Corp.	18,279	832,426

Engines-Internal Combustion - 0.1%

Cummins, Inc.	34,026	870,385

Enterprise Software/Service - 1.7%

Oracle Corp.†	610,283	9,819,453

Finance-Credit Card - 0.7%

American Express Co.	187,321	4,366,452

Finance-Investment Banker/Broker - 0.5%

Merrill Lynch & Co., Inc.	108,666	1,436,564

The Charles Schwab Corp.	87,142	1,597,313

		3,033,877

Finance-Other Services - 0.1%

CME Group, Inc.	4,098	868,571

Food-Confectionery - 0.1%

The Hershey Co.	10,462	376,632

Food-Misc. - 4.0%

ConAgra Foods, Inc.	61,497	907,081
General Mills, Inc.	77,569	4,900,034
H.J. Heinz Co.	72,705	2,823,862
Kellogg Co.	93,262	4,050,368
Kraft Foods, Inc., Class A	356,880	9,710,705
Sara Lee Corp.	97,766	897,492

		23,289,542

Food-Retail - 0.4%

Safeway, Inc.	113,500	2,474,300

Food-Wholesale/Distribution - 0.5%

Sysco Corp.	116,047	2,721,302

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†	18,244	1,045,381

Independent Power Producers - 0.4%

Calpine Corp.†	137,817	1,234,840
Mirant Corp.†	27,596	475,203
NRG Energy, Inc.†	30,456	721,503

		2,431,546

Industrial Gases - 1.7%

Air Products & Chemicals, Inc.	79,044	3,775,141
Praxair, Inc.	101,774	6,009,755

		9,784,896

Insurance Brokers - 0.3%

Marsh & McLennan Cos., Inc.	73,642	1,877,871

Insurance-Life/Health - 0.9%

AFLAC, Inc.	97,941	4,534,669
Prudential Financial, Inc.	38,719	840,202

		5,374,871

Insurance-Multi-line - 1.1%

ACE, Ltd.	30,171	1,576,435
Allstate Corp.	86,736	2,206,564
MetLife, Inc.	101,014	2,905,162

		6,688,161

Insurance-Property/Casualty - 1.3%

Chubb Corp.	54,129	2,780,065
The Travelers Cos., Inc.	107,313	4,684,213

		7,464,278

Investment Management/Advisor Services - 0.2%

Franklin Resources, Inc.	19,570	1,188,877

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	116,424	4,772,220

Machinery-Farming - 0.5%

Deere & Co.	76,714	2,670,414

Medical Instruments - 1.8%

Boston Scientific Corp.†	159,990	987,138
Medtronic, Inc.	260,001	7,935,231
St. Jude Medical, Inc.†	51,194	1,434,968

		10,357,337

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	12,895	600,520

Medical Products - 1.0%

Cardinal Health, Inc.	25,975	844,707
Stryker Corp.	91,301	3,553,435
Zimmer Holdings, Inc.†	33,500	1,250,220

		5,648,362

Medical-Biomedical/Gene - 3.4%

Amgen, Inc.†	139,291	7,736,222
Biogen Idec, Inc.†	7,005	296,382
Celgene Corp.†	35,453	1,847,101
Genentech, Inc.†	65,098	4,986,507
Gilead Sciences, Inc.†	104,294	4,671,328

		19,537,540

Medical-Drugs - 7.4%

Allergan, Inc.	72,421	2,728,823
Bristol-Myers Squibb Co.	556,395	11,517,376
Eli Lilly & Co.	315,397	10,770,808
Forest Laboratories, Inc.†	88,782	2,146,749
Merck & Co., Inc.	423,219	11,308,412
Schering-Plough Corp.	279,826	4,703,875

		43,176,043

Medical-Generic Drugs - 0.3%

Barr Pharmaceuticals, Inc.†	22,672	1,482,522
Watson Pharmaceuticals, Inc.†	20,227	480,391

		1,962,913

Medical-HMO - 1.1%

Aetna, Inc.	35,929	783,971
UnitedHealth Group, Inc.	142,871	3,001,719
WellPoint, Inc.†	80,155	2,853,518

		6,639,208

Metal Processors & Fabrication - 0.6%

Precision Castparts Corp.	51,710	3,242,217

Metal-Copper - 0.3%

Southern Copper Corp.	129,902	1,787,451

Multimedia - 3.3%

News Corp., Class A	467,408	3,692,523
The Walt Disney Co.	430,303	9,690,424
Time Warner, Inc.	516,949	4,678,388
Viacom, Inc., Class B†	83,504	1,329,384

		19,390,719

Networking Products - 2.1%

Cisco Systems, Inc.†	745,959	12,338,162

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	17,360	416,640

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	52,570	1,299,005

Oil & Gas Drilling - 0.8%

Diamond Offshore Drilling, Inc.	9,389	692,908

Noble Corp.	27,272	730,617
Transocean, Inc.†	44,281	2,961,513

		4,385,038

Oil Companies-Exploration & Production - 5.0%

Apache Corp.	94,157	7,278,336
Chesapeake Energy Corp.	73,389	1,260,823
Devon Energy Corp.	131,287	9,497,302
EOG Resources, Inc.	63,416	5,391,628
Noble Energy, Inc.	40,991	2,143,009
Questar Corp.	66,477	2,139,895
Southwestern Energy Co.†	45,294	1,556,755

		29,267,748

Oil Companies-Integrated - 1.3%

Hess Corp.	64,179	3,468,233
Murphy Oil Corp.	91,755	4,041,808

		7,510,041

Oil Field Machinery & Equipment - 0.1%

National-Oilwell Varco, Inc.†	24,183	684,137

Oil-Field Services - 2.0%

Halliburton Co.	128,281	2,257,745
Schlumberger, Ltd.	181,186	9,193,378

		11,451,123

Pharmacy Services - 0.6%

Express Scripts, Inc.†	25,997	1,495,087
Medco Health Solutions, Inc.†	48,339	2,030,238

		3,525,325

Pipelines - 1.7%

El Paso Corp.	204,304	1,509,807
Spectra Energy Corp.	277,282	4,508,605
Williams Cos., Inc.	222,613	3,610,783

		9,629,195

Printing-Commercial - 0.1%

R.R. Donnelley & Sons Co.	32,681	417,010

Real Estate Investment Trusts - 0.4%

Equity Residential	9,557	290,820
Public Storage	11,570	808,627
Simon Property Group, Inc.	23,606	1,121,285

		2,220,732

Retail-Apparel/Shoe - 0.2%

The Gap, Inc.	71,829	935,214

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	212,442	4,389,052

Retail-Discount - 1.5%

Costco Wholesale Corp.	97,259	5,005,921
Target Corp.	111,870	3,776,731

		8,782,652

Retail-Drug Store - 1.7%

CVS Caremark Corp.	201,493	5,829,193
Walgreen Co.	157,515	3,896,921

		9,726,114

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	59,291	1,353,021

Retail-Office Supplies - 0.1%

Staples, Inc.	39,233	681,085

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.†	21,370	697,944

Retail-Restaurants - 2.1%

McDonald’s Corp.	210,869	12,388,554

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	418,372	4,008,004

Telecom Services - 0.5%

Embarq Corp.	82,859	2,704,518

Telephone-Integrated - 0.8%

CenturyTel, Inc.	59,408	1,577,877
Frontier Communications Corp.	42,027	366,475
Qwest Communications International, Inc.	233,214	746,285
Sprint Nextel Corp.†	243,679	679,864
Windstream Corp.	151,728	1,344,310

		4,714,811

Transport-Rail - 2.1%

CSX Corp.	162,523	6,052,357
Norfolk Southern Corp.	130,020	6,432,089

		12,484,446

Transport-Services - 0.3%

C.H. Robinson Worldwide, Inc.	19,283	984,976
Expeditors International of Washington, Inc.	21,651	723,793

		1,708,769

Web Portals/ISP - 1.2%

Google, Inc., Class A†	21,542	6,310,944
Yahoo!, Inc.†	72,274	831,874

		7,142,818

Wireless Equipment - 2.0%

American Tower Corp., Class A†	93,076	2,535,390
QUALCOMM, Inc.	270,671	9,086,426

		11,621,816

Total Long-Term Investment Securities (cost $765,935,311)		563,626,747

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Commercial Paper - 2.4%

UBS Finance Delaware LLC 0.50% due 12/01/08	14,000,000	14,000,000

U.S. Government Treasuries - 0.5%

United States Treasury Bills
0.02% due 12/18/08(1)	1,600,000	1,599,985
0.12% due 12/26/08(1)	895,000	894,925

		2,494,910

Total Short-Term Investment Securities (cost $16,494,910)		16,494,910

REPURCHASE AGREEMENT - 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 0.1%, dated 11/30/08, to be repurchased 12/01/08 in the amount of $1,899,002 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 3.75%, due 11/19/12 and having an approximate value of $1,961,000 (Cost $1,899,000)	1,899,000	1,899,000

TOTAL INVESTMENTS (cost $784,329,221)(5)	99.9%	582,020,657
Other assets less liabilities	0.1	760,071

NET ASSETS	100.0%	$582,780,728

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $0.00, representing 0.0% of net assets.
(4)	To the extent permitted by the Statement of Additional Information, the Socially Responsible Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Socially Responsible Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
Seagate Technology Common Stock	11/22/2000	510	$0.00	$0.00	$0.00	0.00%

(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of November 30, 2008	Unrealized Appreciation (Depreciation)
86 Long	S & P 500 Index	December 2008	$20,422,492	$19,248,950	$(1,173,542)

See Notes to Portfolio of Investments

AIG RETIREMENT COMPANY II STRATEGIC BOND FUND

PORTFOLIO OF INVESTMENTS - November 30, 2008 (Unaudited)

Security Description	Principal Amount/ Shares(20)	Market Value (Note 1)
ASSET BACKED SECURITIES - 2.8%
Diversified Financial Services - 2.8%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(1)	$108,000	$49,367
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36(2)	1,271,314	906,763
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(2)	484,819	256,875
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.01% due 07/25/37(2)(3)	629,054	585,896
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(1)	180,000	81,059
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)	270,000	238,698
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 2.58% due 02/05/19*(1)(4)	550,000	442,516
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)	800,000	715,073
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45	2,900,000	1,797,637
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	310,000	139,525
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)	155,000	138,972
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.36% due 11/24/15*(5)	250,000	187,500
Swift Master Auto Receivables Trust Series 2007-2, Class A 2.07% due 10/15/12(4)	975,707	844,889
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(2)(3)	988,182	603,958
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)	185,415	117,389

Total Asset Backed Securities
(cost $10,042,876)		7,106,117

CONVERTIBLE BONDS & NOTES - 0.1%
Drug Delivery Systems - 0.0%

Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	50,000	27,500

Electronic Components-Semiconductors - 0.0%

Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*(23)	315,000	44,888

Optical Supplies - 0.1%

Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	140,000	112,000

Telecom Services - 0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(5)(6)(7)(19)	135,000	60,750

Total Convertible Bonds & Notes
(cost $559,014)		245,138

CORPORATE BONDS & NOTES - 38.5%
Aerospace/Defense-Equipment - 0.0%

United Technologies Corp. Notes 6.13% due 07/15/38	120,000	112,661

Agricultural Chemicals - 0.2%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	125,000	95,000
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	410,000	296,225

		391,225

Airlines - 0.4%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	595,000	425,425
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	105,000	85,575
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	260,738	209,894
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	32,739	26,846
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	85,000	71,400

Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	77,224	61,972
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	15,712	15,084

		896,196

Applications Software - 0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	210,000	185,850

Auto-Cars/Light Trucks - 0.2%

Ford Motor Co. Senior Bonds 6.38% due 02/01/29	870,000	165,300
General Motors Corp. Senior Notes 7.13% due 07/15/13	1,400,000	343,000

		508,300

Auto/Truck Parts & Equipment-Original - 0.0%

Lear Corp. Series B Company Guar. Notes 5.75% due 08/01/14	55,000	15,675
Lear Corp. Senior Notes 8.75% due 12/01/16	270,000	58,050

		73,725

Auto/Truck Parts & Equipment-Replacement - 0.0%

Exide Corp. Notes 10.00% due 04/15/05†(5)(7)	150,000	0

Banks-Commercial - 0.3%

CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	45,000	43,143
KeyBank NA Sub. Notes 5.45% due 03/03/16	132,000	107,075
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	43,060
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	83,000	76,371
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	164,000	140,415
Sovereign Bank Sub. Notes 8.75% due 05/30/18	195,000	184,199
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	100,000	75,745
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	140,000	120,060

		790,068

Banks-Fiduciary - 0.1%

State Street Capital Trust IV Company Guar. Notes 3.82% due 06/15/37(4)	230,000	129,168

Banks-Super Regional - 0.5%

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	270,000	219,180
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	85,000	56,503
JP Morgan Chase Bank NA Sub. Notes 6.00% due 07/05/17	515,000	477,122
Nationsbank Capital Trust III Bank Guar. Notes 5.30% due 01/15/27(4)	172,000	80,594
Wachovia Corp. Senior Notes 3.63% due 02/17/09	79,000	78,436
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	47,000	38,800
Wachovia Corp. Notes 5.50% due 05/01/13	74,000	70,128
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	133,000	131,123

		1,151,886

Beverages-Non-alcoholic - 0.1%

Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	135,000	140,415
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	105,000	61,950

		202,365

Broadcast Services/Program - 0.3%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	512,000	424,960
Liberty Media LLC Senior Notes 5.70% due 05/15/13	400,000	268,378
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	325,000	159,250

		852,588

Building & Construction Products-Misc. - 0.3%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	360,000	307,800

Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	510,000	382,500

		690,300

Building Products-Wood - 0.0%

Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(8)	415,000	49,800

Cable TV - 1.4%

CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15	1,369,000	290,913
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	494,000	234,650
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,621,000	822,657
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	290,000	165,300
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	230,000	165,025
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	405,000	354,062
Comcast Corp. Notes 6.95% due 08/15/37	210,000	176,093
Cox Communications, Inc. Bonds 6.95% due 06/01/38*	83,000	66,422
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	395,000	349,575
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	275,000	264,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	645,000	549,862
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	234,000	231,036

		3,669,595

Casino Hotels - 0.7%

Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	335,000	216,075
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(9)	362,426	318,935
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	250,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	910,000	464,100
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	7,912
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	765,000	581,400

		1,838,422

Casino Services - 0.2%

Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	805,000	382,375

Cellular Telecom - 0.5%

Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(4)	291,000	272,085
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	457,000	462,721
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	112,000	44,800
Verizon Wireless Senior Notes 7.38% due 11/15/13*	257,000	254,615
Verizon Wireless Senior Notes 8.50% due 11/15/18*	135,000	136,213

		1,170,434

Chemicals-Diversified - 0.1%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	150,000	144,161
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	232,000	220,237

		364,398

Chemicals-Specialty - 0.8%

Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	480,000	316,800
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,235,000	815,100
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	285,000	232,987

Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	1,805,000	478,325
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12(22)	1,000,000	70,000

		1,913,212

Commercial Services-Finance - 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	224,000	213,309

Computer Services - 0.5%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	484,075
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	300,000	299,369
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	606,000	469,650

		1,253,094

Computers - 0.1%

International Business Machines Corp. Senior Notes 5.70% due 09/14/17	291,000	278,197

Computers-Integrated Systems - 0.0%

Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	100,000	58,000

Consumer Products-Misc. - 0.3%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	343,000	336,140
Kimberly-Clark Corp. Senior Notes 7.50% due 11/01/18	111,000	120,787
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	75,000	68,438
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	40,000	28,800
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(10)	378,000	276,885

		831,050

Containers-Metal/Glass - 0.4%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	140,000	101,850
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	455,000	335,562
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	745,000	700,300

		1,137,712

Containers-Paper/Plastic - 0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	370,000	103,600
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	820,000	217,300

		320,900

Cosmetics & Toiletries - 0.0%

Avon Products, Inc. Senior Notes 5.75% due 03/01/18	54,000	48,739

Decision Support Software - 0.2%

Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	795,000	461,100

Direct Marketing - 0.3%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	601,000	378,630
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	470,000	376,000

		754,630

Diversified Banking Institutions - 0.8%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	278,000	246,438
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	525,000	430,434
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	180,000	164,294
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	135,000	122,860
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	500,000	456,937
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	429,000	320,019
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	122,000	122,175

The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	135,000	121,274

		1,984,431

Diversified Financial Services - 0.3%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	253,000	230,327
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(4)	161,000	97,119
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	300,000	288,491
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	318,000	260,338

		876,275

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 5.25% due 12/06/17	300,000	274,905
Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(4)	125,000	51,250
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	445,000	195,800
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	80,000	60,400
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	35,000	20,300

		602,655

Diversified Operations - 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	53,000	15,643

Electric-Generation - 0.9%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	220,000	172,376
Edison Mission Energy Senior Notes 7.20% due 05/15/19	265,000	193,450
Edison Mission Energy Senior Notes 7.63% due 05/15/27	370,000	251,600
Edison Mission Energy Senior Notes 7.75% due 06/15/16	235,000	183,888
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	53,050	46,551
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	300,000	273,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	201,882	178,072
The AES Corp. Senior Notes 8.00% due 10/15/17	715,000	493,350
The AES Corp. Senior Notes 8.00% due 06/01/20*	225,000	144,000
The AES Corp. Sec. Notes 8.75% due 05/15/13*	382,000	336,160

		2,272,447

Electric-Integrated - 2.9%

Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	241,000	224,794
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	63,000	50,519
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	174,000	129,088
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	177,000	161,352
Delmarva Power & Light Co. 1st. Mtg. Notes 6.40% due 12/01/13	270,000	269,976
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(4)	115,000	56,350
Dominion Resources, Inc. Series D Senior Notes 8.88% due 01/15/19	115,000	117,206
DTE Energy Co. Senior Notes 6.38% due 04/15/33	280,000	202,482
DTE Energy Co. Senior Notes 7.05% due 06/01/11	130,000	128,829
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	225,000	145,125
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	210,000	194,834

Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	340,000	279,460
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	135,000	133,574
Exelon Corp. Senior Notes 6.75% due 05/01/11	204,000	195,695
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	191,214	159,376
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	775,000	716,875
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	380,000	266,000
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	161,000	109,938
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	100,000	86,896
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	285,000	237,590
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	345,000	326,511
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	331,000	281,961
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	40,000	40,594
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	280,000	247,863
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	210,000	195,010
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	457,000	377,717
Southern Energy, Inc. Notes 7.90% due 07/15/09†(5)(6)(7)	725,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	210,000	179,535
Texas Competitive Electric Holdings Co. LLC Series A Senior Notes 10.25% due 11/01/15*	1,555,000	995,200
Texas Competitive Electric Holdings Co. LLC Series B Senior Notes 10.25% due 11/01/15*	515,000	329,600
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	540,000	291,600
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	240,000	214,492

		7,346,042

Electronic Components-Misc. - 0.0%

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	75,000	37,500

Electronic Components-Semiconductors - 0.5%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	760,000	471,200
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	510,000	306,000
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	335,000	68,675
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	180,000	143,994
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(4)(23)	1,465,000	307,650
Spansion LLC Senior Notes 11.25% due 01/15/16*(23)	120,000	14,400

		1,311,919

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	570,000	484,500
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	150,000	124,500

		609,000

Energy-Alternate Sources - 0.1%

VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(8)(13)	600,000	345,000

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	145,000	73,912
GMAC LLC Senior Notes 3.40% due 05/15/09(4)	305,000	198,250
GMAC LLC Senior Notes 6.00% due 12/15/11	1,125,000	400,759

GMAC LLC Senior Bonds 6.88% due 09/15/11	1,350,000	518,748

		1,191,669

Finance-Commercial - 0.2%

Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	300,000	282,565
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	212,241

		494,806

Finance-Credit Card - 0.0%

MBNA America Bank NA Senior Notes 7.13% due 11/15/12*	114,000	115,879

Finance-Investment Banker/Broker - 1.3%

Credit Suisse First Boston USA, Inc. Notes 5.13% due 08/15/15	194,000	170,786
Credit Suisse USA, Inc. Company Guar. Notes 5.25% due 03/02/11	144,000	139,272
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	162,000	161,862
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	180,000	174,305
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	160,000	160,892
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(4)(8)(11)(13)	101,000	10
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(8)(13)	97,000	9,700
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(13)	111,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(13)	143,000	14
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(8)(13)	112,000	11,200
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	160,000	129,193
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	138,000	129,946
Morgan Stanley Senior Notes 5.38% due 10/15/15	153,000	125,367
Morgan Stanley Notes 5.45% due 01/09/17	126,000	99,481
Morgan Stanley Senior Notes 6.00% due 04/28/15	650,000	536,238
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37(4)	44,000	20,372
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	163,000	160,369
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	257,000	235,809
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	334,000	336,270
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	155,000	126,718
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	165,000	123,341
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	122,000	89,320
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	356,000	228,225

		3,168,701

Finance-Mortgage Loan/Banker - 0.1%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	304,000	288,582

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	155,000	125,796

Food-Meat Products - 0.0%

Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	30,000	18,000
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	150,000	82,500

		100,500

Food-Misc. - 0.2%

Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	221,000	193,904
McCormick & Co., Inc. Notes 5.25% due 09/01/13	280,000	285,105

		479,009

Food-Retail - 0.1%

Kroger Co. Company Guar. Notes 7.50% due 01/15/14	270,000	273,943

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 6.75% due 04/01/16	90,000	67,950
Service Corp. International Senior Notes 7.00% due 06/15/17	270,000	194,400
Service Corp. International Senior Notes 7.38% due 10/01/14	260,000	210,600
Service Corp. International Debentures 7.88% due 02/01/13	250,000	230,000

		702,950

Gambling (Non-Hotel) - 0.3%

Downstream Development Authority Senior Notes 12.00% due 10/15/15*	710,000	413,575
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(8)(13)	410,000	84,050
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	217,000	205,065

		702,690

Home Furnishings - 0.1%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	420,000	174,300
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(10)	400,000	80,000

		254,300

Hotels/Motels - 0.2%

Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	715,000	386,100
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	265,000	157,344
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	115,000	81,078

		624,522

Human Resources - 0.1%

Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	355,000	292,875

Independent Power Producers - 0.6%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,190,000	966,875
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	255,000	247,350
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	310,000	225,525

		1,439,750

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	65,000	62,922
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	34,730
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(4)	130,000	53,463
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	690,000	276,862

		427,977

Insurance-Life/Health - 0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13*	28,000	27,592
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	141,000	123,302
Monumental Global Funding II Notes 5.65% due 07/14/11*	60,000	60,628
Pricoa Global Funding I Notes 5.30% due 09/27/13*	100,000	86,489

		298,011

Insurance-Mutual - 0.0%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	150,000	79,244

Insurance-Property/Casualty - 0.3%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	216,000	185,427
Chubb Corp. Senior Notes 5.20% due 04/01/13	186,000	175,090
Chubb Corp. Senior Notes 6.50% due 05/15/38	403,000	339,648

		700,165

Insurance-Reinsurance - 0.1%

PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	270,000	215,314

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	184,000	157,156

Medical Information Systems - 0.1%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	615,000	301,350

Medical Products - 0.9%

Baxter International, Inc. Senior Notes 5.90% due 09/01/16	400,000	405,067
Johnson & Johnson Notes 5.95% due 08/15/37	321,000	336,920
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	1,050,000	777,000
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(4)	515,000	334,750
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	615,000	467,400

		2,321,137

Medical-Drugs - 0.3%

GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	140,000	132,465
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	75,000	66,208
Wyeth Bonds 5.50% due 02/01/14	478,000	459,725
Wyeth Notes 6.95% due 03/15/11	131,000	135,494

		793,892

Medical-HMO - 0.6%

Aetna, Inc. Senior Notes. 6.75% due 12/15/37	102,000	78,463
Humana, Inc. Bonds 8.15% due 06/15/38	290,000	227,809
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,070,000	888,100
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	133,618
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	88,000	68,068
WellPoint, Inc. Notes 5.00% due 01/15/11	87,000	80,460
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	240,000	170,151

		1,646,669

Medical-Hospitals - 1.7%

Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	920,000	738,300
HCA, Inc. Senior Notes 6.25% due 02/15/13	490,000	313,600
HCA, Inc. Senior Notes 8.75% due 09/01/10	80,000	74,000
HCA, Inc. Senior Notes 9.13% due 11/15/14	260,000	211,250
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,770,000	1,438,125
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,230,000	885,600
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	300,000	179,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	655,000	497,800

		4,337,925

Medical-Nursing Homes - 0.1%

Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	245,000	203,350

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	189,000	175,032

Metal-Aluminum - 0.2%

Alcoa, Inc. Notes 6.00% due 01/15/12	146,000	136,001
Alcoa, Inc. Bonds 6.50% due 06/15/18	386,000	293,214
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(4)	150,000	18,000

		447,215

Metal-Diversified - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	790,000	572,750

Mining - 0.1%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(4)	1,055,000	342,875

Multimedia - 0.3%

Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	100,000	83,500
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	383,000	320,693
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	165,000	142,931
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	128,000	110,056

		657,180

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	131,000	128,173

Non-Ferrous Metals - 0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(12)(15)	75,000	0

Non-Hazardous Waste Disposal - 0.1%

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	232,000	218,270
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	40,000	30,400

		248,670

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37	219,000	190,724
Xerox Corp. Senior Notes 6.35% due 05/15/18	115,000	82,474

		273,198

Oil Companies-Exploration & Production - 2.1%

Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	325,000	203,125
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	105,000	73,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	565,000	288,150
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	260,000	96,200
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	925,000	605,875
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	385,000	268,537
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	192,500
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	315,000	135,450
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	295,000	194,700
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	135,000	93,150
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	490,000	225,400
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	505,000	388,850
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	495,000	353,925
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	143,000
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	400,000	248,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	160,000	92,000
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	525,000	338,625
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	185,000	132,275
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,655,000	1,141,950
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	195,000	56,550
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	125,000	102,750

		5,374,512

Oil Companies-Integrated - 0.2%

Hess Corp. Notes 7.13% due 03/15/33	145,000	119,914
Hess Corp. Bonds 7.88% due 10/01/29	160,000	142,892
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	290,000	268,710

		531,516

Oil Field Machinery & Equipment - 0.0%

Cameron International Corp. Senior Notes 7.00% due 07/15/38	143,000	114,149

Oil Refining & Marketing - 0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	180,000	167,121

Oil-Field Services - 0.4%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	440,000	257,400
Baker Hughes, Inc. Senior Notes 7.50% due 11/15/18	155,000	161,111
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	525,000	275,625
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	290,000	202,275
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	84,913	87,550

		983,961

Paper & Related Products - 0.5%

Bowater, Inc. Notes 6.50% due 06/15/13	410,000	78,925
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	310,000	186,000
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	125,000	95,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	130,000	95,550
International Paper Co. Notes 7.95% due 06/15/18	525,000	412,090
NewPage Corp. Senior Notes 9.44% due 05/01/12(4)	115,000	60,375
NewPage Corp. Sec. Notes 10.00% due 05/01/12	285,000	153,900
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	360,000	124,200

		1,206,040

Physicians Practice Management - 0.4%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,370,000	1,027,500

Pipelines - 1.8%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	240,000	156,000
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	500,000	320,000
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	460,000	424,416
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	175,000	114,625
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,035,000	734,850
DCP Midstream LLC Notes 9.70% due 12/01/13*	139,000	139,692
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	300,000	293,366
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,375,000	980,787
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	300,000	222,392
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	220,000	145,200
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	196,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	200,000	126,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	475,000	190,000
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	296,000	199,258
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	198,000	153,161

Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	215,000	163,400

		4,559,647

Printing-Commercial - 0.1%

Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	405,000	129,600

Publishing-Newspapers - 0.0%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29	146,000	21,900

Publishing-Periodicals - 0.2%

Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	40,000	24,800
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	825,000	68,063
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	7,000	910
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	426,000	112,890
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	955,000	236,362

		443,025

Real Estate Investment Trusts - 0.3%

Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	291,000	173,857
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	540,000	450,900
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	80,000	67,820

		692,577

Recycling - 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,450,000	87,000

Rental Auto/Equipment - 0.1%

Rental Service Corp. Notes 9.50% due 12/01/14	420,000	205,800

Research & Development - 0.1%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	625,000	343,750

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	210,000	200,975

Retail-Drug Store - 0.1%

CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	102,000	91,873
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	810,000	238,950

		330,823

Retail-Major Department Stores - 0.0%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	150,000	117,000

Retail-Music Store - 0.0%

MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(8)(9)(13)	16,572	829

Retail-Petroleum Products - 0.2%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	225,000	157,500
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	250,000	175,000
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	183,750

		516,250

Retail-Restaurants - 0.1%

NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	370,000	251,600

Rubber-Tires - 0.1%

Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	480,000	129,600

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(12)(15)	25,000	3

Satellite Telecom - 0.2%

Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	695,000	465,650

Savings & Loans/Thrifts - 0.1%

Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(4)	48,000	38,597

Western Financial Bank Sub. Debentures 9.63% due 05/15/12	151,000	147,232

		185,829

Seismic Data Collection - 0.2%

Seitel, Inc. Senior Notes 9.75% due 02/15/14	895,000	519,100

Soap & Cleaning Preparation - 0.0%

Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(10)	25,000	17,750

Special Purpose Entities - 1.8%

AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(10)	175,000	157,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	100,000	93,000
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	425,000	357,000
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	225,000	239,987
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	255,000	229,022
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	640,000	204,800
CCM Merger, Inc. Notes 8.00% due 08/01/13*	595,000	333,200
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	890,000	409,400
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	420,000	273,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	195,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	505,000	164,125
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	505,000	262,600
ING USA Global Funding Trust Notes 4.25% due 10/01/10	80,000	81,885
John Hancock Global Funding II Notes 7.90% due 07/02/10*	123,000	126,728
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(4)	175,000	73,500
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	485,000	206,125
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	350,000	140,438
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	95,910
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(4)	245,000	122,500
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	58,000	33,060
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	163,000	152,983
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(4)	185,000	109,150
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	620,000	359,600
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	121,500
The Goldman Sachs Capital III Company Guar. Notes 3.58% due 09/01/12(4)(11)	341,000	117,290

		4,659,303

Specified Purpose Acquisitions - 0.1%

ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	181,000	166,068

Steel-Producers - 0.5%

ArcelorMittal USA Senior Notes 6.50% due 04/15/14	210,000	171,243
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	380,000	400,060
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(4)	390,000	257,400
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	450,000	279,000

Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	325,000	199,875
United States Steel Corp. Senior Notes 7.00% due 02/01/18	78,000	49,166

		1,356,744

Steel-Specialty - 0.0%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	50,000	52,812

Storage/Warehousing - 0.2%

Mobile Mini, Inc. Notes 6.88% due 05/01/15	290,000	205,900
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	245,000	181,300

		387,200

Telecom Services - 0.7%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	154,000	104,433
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	15,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	78,750
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	460,000	234,600
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	735,000	409,763
Qwest Corp. Senior Notes 6.50% due 06/01/17	190,000	133,000
Qwest Corp. Senior Notes 7.88% due 09/01/11	225,000	185,625
Qwest Corp. Notes 8.88% due 03/15/12	600,000	495,000
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	200,000	197,374

		1,854,295

Telephone-Integrated - 2.1%

AT&T Corp. Senior Notes 7.30% due 11/15/11	344,000	349,406
BellSouth Corp. Senior Notes 6.00% due 10/15/11	600,000	588,358
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	175,000	124,687
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	17,000
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	165,000	121,894
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	200,000	180,232
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	78,000
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	730,000	474,500
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	910,000	882,700
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	510,000	290,700
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	810,000	550,800
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	1,360,000	707,200
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	65,000	36,075
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	293,000	244,678
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	135,000	135,035
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	300,000	288,142
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	425,000	331,500

		5,400,907

Television - 0.3%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	360,000	208,800
Belo Corp. Senior Notes 6.75% due 05/30/13	45,000	28,066
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	55,000	19,250

LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	350,000	162,750
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(4)(9)	1,255,018	235,316
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14(23)	230,000	3,450
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(23)	510,000	7,650

		665,282

Theaters - 0.4%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	580,000	359,600
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	170,000	120,700
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(10)	610,000	500,200

		980,500

Transactional Software - 0.1%

Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	780,000	237,900

Transport-Air Freight - 0.6%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	144,144	115,315
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	440,819	352,655
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	530,477	424,382
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	574,808	482,839
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	37,457	32,588
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	197,175	181,401

		1,589,180

Transport-Equipment & Leasing - 0.0%

GATX Corp. Pass Through Certs. 9.00% due 11/15/13	56,000	58,287

Transport-Rail - 0.2%

CSX Corp. Senior Notes 6.25% due 04/01/15	400,000	373,059
CSX Corp. Senior Notes 6.25% due 03/15/18	135,000	118,419

		491,478

Transport-Services - 0.1%

Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	80,000	55,200
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	250,000	152,500

		207,700

Travel Services - 0.0%

Travelport LLC Company Guar. Notes 11.88% due 09/01/16	100,000	24,000

Vitamins & Nutrition Products - 0.1%

General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(4)	435,000	250,125

Total Corporate Bonds & Notes
(cost $142,933,723)		97,718,754

FOREIGN CORPORATE BONDS & NOTES - 5.4%
Banks-Commercial - 0.3%

Banco Continental de Panama SA Notes 6.63% due 12/01/10*	15,000	15,000
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(11)	260,000	148,153
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	252,000	214,956
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.15% due 12/30/09(4)(11)	78,000	47,580
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(11)	175,000	88,786
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(11)	130,000	65,426
Kazkommerts International BV Company Guar. Notes 8.00% due 11/03/15	250,000	118,938

		698,839

Banks-Money Center - 0.0%

Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(11)	100,000	90,134

Beverages-Wine/Spirits - 0.1%

Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	365,000	349,464

Brewery - 0.2%

FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	229,000	181,383
SABMiller PLC Senior Notes 6.50% due 07/15/18*	322,000	285,833

		467,216

Broadcast Services/Program - 0.0%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	149,000	116,141

Building Products-Doors & Windows - 0.0%

Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(8)	40,000	4,800

Cellular Telecom - 0.1%

VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*	493,000	216,920
VIP Finance Ireland, Ltd. Notes 9.13% due 04/30/18	50,000	22,131
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	145,000	144,627

		383,678

Computers-Memory Devices - 0.1%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	585,000	365,625

Containers-Metal/Glass - 0.2%

Rexam PLC Bonds 6.75% due 06/01/13*	173,000	165,069
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,030,000	272,950
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	270,000	75,600

		513,619

Diversified Financial Services - 0.1%

TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	380,000	159,600

Diversified Manufacturing Operations - 0.3%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	860,000	722,400
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	100,000	86,593

		808,993

Diversified Operations - 0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	200,000	167,230

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	163,000	129,967

Electric-Integrated - 0.0%

TransAlta Corp. Senior Notes 6.65% due 05/15/18	87,000	74,144

Finance-Other Services - 0.1%

BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	140,000	140,440

Food-Meat Products - 0.2%

JBS SA Company Guar. Notes 9.38% due 02/07/11	580,000	462,550
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	42,937

		505,487

Import/Export - 0.1%

Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16	414,000	210,105

Independent Power Producers - 0.0%

AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(8)(14)	175,000	175

Insurance-Multi-line - 0.1%

Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(4)(11)	112,000	30,296
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	125,000	88,494
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	137,983

		256,773

Investment Companies - 0.0%

Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	91,000	60,352

Medical Products - 0.2%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(4)	560,000	319,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	790,000	260,700

		579,900

Medical-Drugs - 0.3%

Elan Finance PLC Company Guar. Notes 6.15% due 11/15/11(4)	820,000	463,300
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	420,000	252,000

		715,300

Metal-Diversified - 0.1%

Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	260,000	145,600
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	160,000	85,600

		231,200

Multimedia - 0.1%

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	83,750
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	165,000	156,682

		240,432

Oil Companies-Exploration & Production - 0.3%

Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	84,000	62,126
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	95,000	38,950
Nexen, Inc. Bonds 5.88% due 03/10/35	247,000	170,550
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,175,000	446,500
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	91,650

		809,776

Oil-Field Services - 0.2%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	540,000	405,000

Paper & Related Products - 0.2%

Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	530,000	400,150
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	153,000	49,725

		449,875

Pipelines - 0.0%

Enbridge, Inc. Senior Notes 5.80% due 06/15/14	74,000	61,737
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	78,000	54,600

		116,337

Printing-Commercial - 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(8)(13)	800,000	52,000

Property Trust - 0.0%

Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	150,000	120,438

Real Estate Operations & Development - 0.1%

Agile Property Holdings, Ltd. Company Guar. Notes 9.00% due 09/22/13	550,000	270,502

Satellite Telecom - 0.6%

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	1,450,000	1,239,750
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	325,000	271,375

		1,511,125

Special Purpose Entities - 0.2%

Hellas Telecommunications Luxembourg II Sub. Notes 10.50% due 01/15/15*(4)	560,000	123,200
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(11)	286,000	121,319

Independencia International, Ltd. Company Guar. Notes 9.88% due 05/15/15*		400,000	161,049
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(11)		121,000	83,791

			489,359

Steel-Producers - 0.1%

Severstal SA Notes 9.75% due 07/29/13*		320,000	137,600

Telecom Services - 0.1%

Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		420,000	294,000
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		50,000	41,000

			335,000

Telecommunication Equipment - 0.1%

Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(22)		860,000	249,400

Telephone-Integrated - 0.3%

British Telecommunications PLC Bonds 9.13% due 12/15/30		170,000	159,658
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		300,000	219,000
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		350,000	308,000

			686,658

Transport-Marine - 0.1%

Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		245,000	159,250

Transport-Rail - 0.2%

Canadian National Railway Co. Notes 6.38% due 10/15/11		315,000	316,545
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		300,000	260,764

			577,309

Water - 0.1%

Veolia Environnement Notes 6.75% due 06/01/38		230,000	181,632

Total Foreign Corporate Bonds & Notes
(cost $22,667,672)			13,820,875

FOREIGN GOVERNMENT AGENCIES - 18.1%
Sovereign - 18.0%

Canadian Government Bond Bonds 3.75% due 06/01/12	CAD	773,000	656,731
Canadian Government Bond Notes 4.25% due 06/01/18	CAD	695,000	604,260
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		570,000	203,091
Federal Republic of Brazil Bonds 6.00% due 01/17/17		860,000	782,600
Federal Republic of Brazil Bonds 7.13% due 01/20/37		500,000	465,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		730,000	737,300
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,020,000	1,040,400
Federal Republic of Brazil Notes 8.75% due 02/04/25		915,000	969,900
Federal Republic of Brazil Bonds 8.88% due 10/14/19		550,000	574,750
Federal Republic of Brazil Notes 11.00% due 08/17/40		1,815,000	2,105,400
Federal Republic of Germany Bonds 4.00% due 01/04/18	EUR	1,410,000	1,895,762
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	230,000	313,935
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	125,000	166,043
Government of Japan Bonds 1.40% due 06/20/12	JPY	68,000,000	727,274
Government of Japan Bonds 1.40% due 12/20/15	JPY	101,600,000	1,095,288
Government of Japan Bonds 1.90% due 12/20/10	JPY	97,000,000	1,041,443
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,530,000	1,935,694
Government of Switzerland Bonds 4.00% due 06/10/11	CHF	1,100,000	964,648
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	4,470,000	806,495
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	1,290,000	235,775

Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	16,160,000	2,471,314
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	4,980,000	711,760
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	3,000,000	480,484
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	15,200,000	1,911,333
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	4,195,000	573,790
Republic of Argentina Notes 1.33% due 12/31/38(16)		77,637	13,586
Republic of Austria Bonds 4.35% due 03/15/19*	EUR	460,000	603,701
Republic of Colombia Notes 7.38% due 01/27/17		300,000	276,750
Republic of Colombia Bonds 7.38% due 09/18/37		1,245,000	1,033,350
Republic of Colombia Bonds 12.00% due 10/22/15	COP	1,178,000,000	496,350
Republic of Columbia Bonds 8.13% due 05/21/24		250,000	233,750
Republic of Georgia Notes 7.50% due 04/15/13		1,300,000	773,500
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	440,000	483,465
Republic of Indonesia Bonds 6.63% due 02/17/37		1,125,000	625,123
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		210,000	136,900
Republic of Indonesia Bonds 7.50% due 01/15/16		540,000	395,114
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		430,000	275,800
Republic of Panama Bonds 6.70% due 01/26/36		340,000	265,200
Republic of Panama Notes 7.25% due 03/15/15		92,000	86,940
Republic of Peru Bonds 6.55% due 03/14/37		370,000	290,450
Republic of Peru Notes 7.35% due 07/21/25		585,000	527,962
Republic of Peru Bonds 8.75% due 11/21/33		380,000	380,000
Republic of Philippines Bonds 7.75% due 01/14/31		480,000	432,000
Republic of Philippines Notes 8.00% due 01/15/16		300,000	279,000
Republic of Philippines Notes 8.88% due 03/17/15		530,000	530,000
Republic of Philippines Senior Notes 9.50% due 02/02/30		500,000	505,000
Republic of Philippines Notes 10.63% due 03/16/25		415,000	444,050
Republic of South Africa Bonds 5.88% due 05/30/22		450,000	328,500
Republic of Turkey Notes 6.88% due 03/17/36		705,000	493,500
Republic of Turkey Notes 7.00% due 06/05/20		840,000	638,400
Republic of Turkey Notes 7.25% due 03/15/15		905,000	796,400
Republic of Turkey Notes 7.25% due 03/05/38		270,000	203,850
Republic of Turkey Notes 7.38% due 02/05/25		550,000	445,500
Republic of Turkey Notes 8.00% due 02/14/34		467,000	382,940
Republic of Turkey Notes 9.50% due 01/15/14		880,000	880,000
Republic of Ukraine Bonds 6.75% due 11/14/17		195,000	81,900
Republic of Uruguay Notes 7.63% due 03/21/36		850,000	607,750
Republic of Uruguay Bonds 8.00% due 11/18/22		980,000	783,020

Republic of Venezuela Bonds 7.65% due 04/21/25		135,000	61,425
Republic of Venezuela Notes 8.50% due 10/08/14		390,000	224,250
Republic of Venezuela Bonds 9.00% due 05/07/23		520,000	257,400
Republic of Venezuela Bonds 9.25% due 05/07/28		680,000	336,600
Republic of Venezuela Bonds 9.38% due 01/13/34		540,000	278,100
Russian Federation Senior Bonds 7.50% due 03/31/30(16)		3,040,050	2,523,241
Switzerland Government Bond Bonds 3.00% due 01/08/18	CHF	1,125,000	988,441
United Mexican States Notes 5.63% due 01/15/17		974,000	866,860
United Mexican States Notes 6.05% due 01/11/40		250,000	192,500
United Mexican States Notes 6.75% due 09/27/34		605,000	541,475
United Mexican States Bonds 7.50% due 04/08/33		340,000	320,892
United Mexican States Notes 8.13% due 12/30/19		570,000	602,091
United Mexican States Bonds 8.30% due 08/15/31		510,000	522,138

Total Foreign Government Agencies
(cost $53,861,280)			45,915,634

FOREIGN GOVERNMENT TREASURIES - 0.5%
Sovereign - 0.5%

New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12 (cost $1,623,689)		1,790,000	1,223,131

LOANS - 0.5%
Diversified Financial Services - 0.3%

Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(6)(7)(17)(18)		1,145,643	716,027

Energy-Alternate Sources - 0.2%

Verasun Energy Corp. 16.50% due 11/03/09(5)(6)(7)(13)(17)(18)		392,550	392,550

Leisure Products - 0.0%

AMC Entertainment Holdings, Inc. 7.82% due 06/15/12(6)(7)(17)(18)		224,964	115,294

Total Loans
(cost $1,761,645)			1,223,871

U.S. GOVERNMENT AGENCIES - 18.5%
Federal Home Loan Bank - 0.2%
3.13% due 06/10/11		400,000	404,123

Federal Home Loan Mtg. Corp. - 9.6%

4.13% due 07/12/10		200,000	206,459
4.50% due 02/01/20		336,146	335,860
4.50% due 08/01/20		139,161	139,043
4.50% due 03/01/23		944,198	941,627
5.00% due 09/01/18		430,654	438,095
5.00% due 07/01/20		312,227	315,767
5.00% due 11/15/28		280,000	283,983
5.00% due 09/15/31		360,000	363,788
5.00% due 05/01/34		535,354	538,963
5.00% due 10/15/34		1,310,000	1,287,521
5.00% due 02/01/35		88,145	88,739
5.00% due 07/01/35		357,671	359,970
5.00% due 10/01/35		228,792	230,263
5.00% due 11/01/35		825,002	830,305
5.00% due 11/01/37		377,563	379,755
5.33% due 12/01/35(4)		348,978	353,489
5.50% due 06/01/22		747,304	759,414
5.50% due 06/15/31		642,000	656,069
5.50% due 07/01/35		283,088	287,508
5.50% due 05/01/37		630,475	640,122
5.50% due 06/01/37		26,202	26,603
5.50% due 10/01/37		3,946,464	4,006,850
5.50% due 12/01/37		489,600	497,092
5.50% due 01/01/38		666,854	677,162
5.50% due 02/01/38		793,403	805,543
5.75% due 01/01/37(4)		279,523	279,935
5.97% due 10/01/36(4)		2,289,405	2,319,003
6.00% due 01/01/30		26,154	26,873
6.00% due 02/01/32		155,207	159,328
6.00% due 07/01/35		209,660	214,375
6.00% due 05/01/37		23,223	23,738
6.00% due 10/01/37		443,802	453,644
6.00% due 12/01/37		3,768,165	3,851,729
6.19% due 09/01/36(4)		92,691	94,460
6.50% due 07/01/29		4,321	4,489
6.50% due 12/01/35		1,559	1,607
6.50% due 02/01/36		136,973	141,144
6.50% due 11/01/37		492,106	506,858
6.88% due 09/15/10		772,000	832,634
7.00% due 06/01/29		13,294	13,866

			24,373,673

Federal National Mtg. Assoc. - 7.5%

4.50% due 06/01/19		293,605	295,191
4.75% due 12/15/10		251,000	262,253
5.00% due 01/01/23		855,079	865,310
5.00% due 04/01/23		621,106	628,537
5.00% due 11/25/30		350,000	347,718

5.00% due 10/01/35	954,344	961,672
5.00% due 01/01/37	123,457	124,341
5.00% due 03/01/37	128,164	129,081
5.00% due 05/01/37	26,232	26,420
5.00% due 06/01/37	643,426	648,029
5.00% due 07/01/37	857,670	863,805
5.00% due 09/01/37	859,968	866,120
5.00% due 05/01/38	3,390,308	3,414,221
5.48% due 01/01/37(4)	1,012,497	1,013,448
5.50% due 03/01/18	18,290	18,735
5.50% due 11/01/22	310,763	316,413
5.50% due 01/01/29	50,539	51,830
5.50% due 05/01/29	17,106	17,515
5.50% due 06/01/34	335,475	341,552
5.50% due 02/01/36(4)	181,823	184,695
5.50% due 09/01/36	2,268,602	2,308,277
5.50% due 11/01/36	59,918	60,966
5.50% due 04/01/37	665,768	677,270
5.50% due 03/01/38	621,229	631,900
6.00% due 02/01/32	68,200	70,011
6.00% due 10/01/34	5,901	6,044
6.00% due 07/01/37	276,972	283,315
6.00% due 08/01/37	844,776	864,123
6.00% due 10/01/37	768,646	786,249
6.50% due 12/01/31	67,379	69,833
6.50% due 02/01/35	97,291	100,134
6.50% due 07/01/36	259,652	267,242
6.50% due 11/01/37	1,568,173	1,613,678
7.50% due 03/01/32	8,734	9,197
8.50% due 08/01/31	10,273	11,074

		19,136,199

Government National Mtg. Assoc. - 1.2%
6.00% due 09/15/38	2,874,358	2,939,341

Total U.S. Government Agencies
(cost $46,249,072)		46,853,336

U.S. GOVERNMENT TREASURIES - 6.5%
United States Treasury Bonds - 1.1%

3.63% due 04/15/28	595,210	631,946
4.38% due 02/15/38	484,000	560,721
4.50% due 05/15/38	174,000	205,850
4.75% due 02/15/37	1,250,000	1,517,969

		2,916,486

United States Treasury Notes - 5.4%

2.13% due 01/31/10	500,000	507,969
2.75% due 02/28/13	105,000	110,627
3.38% due 07/31/13	449,000	481,342
3.50% due 02/15/18	234,000	244,695
3.63% due 01/15/10	538,000	555,990
3.63% due 12/31/12	2,400,000	2,623,500
3.88% due 05/15/18	57,000	61,529
4.00% due 06/15/09	1,310,000	1,333,232
4.00% due 02/15/15	500,000	553,242
4.00% due 08/15/18	617,000	672,626
4.25% due 01/15/11	1,000,000	1,071,719
4.25% due 08/15/15	90,000	100,955
4.25% due 11/15/17	1,292,000	1,426,953
4.50% due 11/15/15	536,000	612,631
4.63% due 11/15/16	130,000	147,113
4.63% due 02/15/17	875,000	989,365
4.88% due 04/30/11	1,700,000	1,856,188
6.50% due 02/15/10	300,000	320,414

		13,670,090

Total U.S. Government Treasuries
(cost $15,672,038)		16,586,576

COMMON STOCK - 0.3%
Casino Services - 0.0%

Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	24,717

Cellular Telecom - 0.1%

iPCS, Inc.†(6)(7)	15,239	113,530

Food-Misc. - 0.0%

Wornick Co.†(5)(6)(7)	1,722	86,100

Independent Power Producers - 0.0%

Calpine Corp.†	1,763	15,797
Mirant Corp.†	902	15,532

		31,329

Medical-Hospitals - 0.1%

MedCath Corp.†	12,915	95,313

Medical-Outpatient/Home Medical - 0.0%

Critical Care Systems International, Inc.(5)(6)(7)	5,372	54

Oil Companies-Exploration & Production - 0.1%

EXCO Resources, Inc.†	41,578	318,903
Transmeridian Exploration, Inc.†	1,852	84

		318,987

Oil-Field Services - 0.0%

Trico Marine Services, Inc.†	8,393	32,061

Retail-Music Store - 0.0%

MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $1,834,418)		702,091

PREFERRED STOCK - 0.4%
Banks-Commercial - 0.1%

CoBank ACB 11.00%*	5,396	281,812

Banks-Money Center - 0.1%

Santander Finance Preferred SA 4.00%(4)	11,600	98,600

Banks-Super Regional - 0.0%

Wachovia Capital Trust IX 6.38%	4,350	70,470

Diversified Financial Services - 0.1%

General Electric Capital Corp. 8.00%(16)	12,000	226,680

Finance-Mortgage Loan/Banker - 0.0%

Freddie Mac 8.38%(4)	5,100	3,825

Medical-Generic Drugs - 0.1%

Mylan, Inc. 6.50%	332	195,880

Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. 15.00%(5)(9)	1,303	10,424

Special Purpose Entity - 0.0%

Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	9,200	97,704

Total Preferred Stock
(cost $1,709,015)		985,395

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(5) (cost $18,990)	6,905	69

Total Long-Term Investment Securities
(cost $298,933,432)		232,380,987

REPURCHASE AGREEMENT - 6.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/28/08, to be repurchased 12/01/08 in the amount of $15,272,013 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.00%, due 05/21/13 and having an approximate value of $15,730,750

(cost $15,272,000)	15,272,000	15,272,000

TOTAL INVESTMENTS
(cost $314,205,432)(21)	97.6%	247,652,987
Other assets less liabilities	2.4	6,007,040

NET ASSETS	100.0%	$253,660,027

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2008, the aggregate value of these securities was $22,594,292 representing 8.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgaged Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Variable Rate Security—the rate reflected is as of November 30, 2008, maturity date reflects the stated maturity date.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of November 30, 2008.
(5)	Fair valued security; see Note 1
(6)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2008, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
AMC Entertainment Holdings Inc.
Loan Agreement	06/08/07	$200,000	$195,000
7.82% due 06/15/12	09/17/07	5,525	5,525
	12/20/07	5,507	5,507
	03/26/08	5,330	6,262
	06/23/08	4,266	4,513
	09/15/08	4,336	4,580

		224,964	221,387	$115,294	$51.25	0.05%

Critical Care Systems International, Inc.
Common Stock	06/17/04	635	5,490
	11/09/04	4,737	35,231

		5,372	40,721	54	0.01	0.00

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000

		135,000	135,000	60,750	45.00	0.02

iPCS, Inc.
Common Stock	08/12/04	15,239	231,171	113,530	7.45	0.04

MTS, Inc.
Senior Notes
10.00% due 03/15/09	03/16/04	13,636	49,087
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		16,572	50,311	829	5.00	0.00

MTS, Inc.
Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc.	07/21/05	257	5,919
Common Stock	07/29/05	1,023	23,550

		1,280	29,469	24,717	19.31	0.01

Southern Energy, Inc.
Notes
7.90% due 07/15/09	01/10/06	725,000	0	0	0.00	0.00

Verasun Energy Corp.
Loan Agreement
16.50% due 11/03/09	11/03/08	392,550	392,550	392,550	100.00	0.15

Wind Acquisitions Holdings Finance SA Loan Agreement 11.75% due to 12/21/11	03/15/07	103,153	107,628
	03/19/07	103,153	103,150
	06/21/07	103,187	104,446
	07/18/07	3,287	3,443
	07/18/07	3,288	3,288
	10/31/07	10,185	10,185
	10/31/07	200,000	201,908
	10/31/07	500,000	501,159
	01/31/08	32,674	32,674
	04/30/08	29,983	23,393
	08/08/08	27,481	27,331
	10/21/08	29,252	29,102

		1,145,643	1,147,707	716,027	62.50	0.30

Wornick Co. Common Stock	08/08/08	1,722	225,265	86,100	50.00	0.03

				$1,509,851		0.60%

(7)	Illiquid security. At November 30, 2008, the aggregate value of these securities was $2,078,964, representing 0.8% of net assets.
(8)	Bond in default
(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	Bond is in default and did not pay principal at maturity.
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Company has filed bankruptcy in country of issuance.
(15)	Company has filed Chapter 7 bankruptcy.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(18)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.
(19)	Income may be received in cash or additional shares at the discretion of the issuer.
(20)	Denominated in United States dollars unless otherwise indicated.
(21)	See Note 4 for cost of investments on a tax basis.
(22)	Subsequent to November 30, 2008, the company has filed for Chapter 11 bankruptcy protection and is in default of interest.
(23)	Subsequent to November 30, 2008, the company is in default of interest.

Country Allocation*
United States	74.3%
Brazil	3.0
Canada	1.7
Turkey	1.6
Norway	1.5
Russia	1.3
Mexico	1.2
Japan	1.1
Sweden	1.0
Netherlands	1.0
Germany	1.0
United Kingdom	1.0
Philippines	0.9
Colombia	0.8
Switzerland	0.8
Australia	0.6
Bermuda	0.6
Indonesia	0.6
Uruguay	0.5
Peru	0.5
Cayman Islands	0.4
Denmark	0.4
Ireland	0.3
Venezuela	0.3
Luxembourg	0.3
Greece	0.3
Austria	0.2
Panama	0.1
South Africa	0.1
United Arab Emirates	0.1
Spain	0.1

97.6%

*	Calculated as a percentage of net assets

Currency Legend

CAD	Canadian Dollar
CHF	Swiss Frank
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See Notes to Portfolio of Investments

AIG Retirement Company II

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008, for shadow pricing purposes the Money Market II Fund valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the marketbased value through January 12, 2009.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements ” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of November 30, 2008:

	Aggressive Growth Lifestyle Fund		Capital Appreciation Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$68,531,287	—	$61,801,680	—
Level 2 — Other Significant Observable Inputs	—	—	$292,000	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$68,531,287	$—	$62,093,680	$—

	Conservative Growth Lifestyle Fund		Core Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$47,954,102	—	$3,451,980	—
Level 2 — Other Significant Observable Inputs	—	—	$147,499,717	—
Level 3 — Significant Unobservable Inputs	—	—	$973,530	—

Total	$47,954,102	$—	$151,925,227	$—

	High Yield Bond Fund		International Small Cap Equity Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$1,490,837	—	$4,609,239	—
Level 2 — Other Significant Observable Inputs	$118,570,316	—	$460,306,608	—
Level 3 — Significant Unobservable Inputs	$12,037,614	—	$381,711	—

Total	$132,098,767	$—	$465,297,558	$—

	Large Cap Value Fund		Mid Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$167,775,547	—	$119,430,085	—
Level 2 — Other Significant Observable Inputs	$4,072	—	$8,057,660	—
Level 3 — Significant Unobservable Inputs	$—	—	—	—

Total	$167,779,619	$—	$127,487,745	$—

	Mid Cap Value Fund		Moderate Growth Lifestyle Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$361,333,469	—	$113,959,303	—
Level 2 — Other Significant Observable Inputs	$11,960,530	—	—	—
Level 3 — Significant Unobservable Inputs	$4,964,749	—	$—	—

Total	$378,258,748	$—	$113,959,303	$—

	Money Market II Fund		Small Cap Growth Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	—	—	$28,794,090	—
Level 2 — Other Significant Observable Inputs	$323,035,542	—	$774,000	—
Level 3 — Significant Unobservable Inputs	—	—	$—	—

Total	$323,035,542	$—	$29,568,090	$—

	Small Cap Value Fund		Socially Responsible Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$202,757,498	$797,825	$563,626,747	$(1,173,542)
Level 2 — Other Significant Observable Inputs	$3,115,000	—	$18,393,910	—
Level 3 — Significant Unobservable Inputs	$0	—	$0	—

Total	$205,872,498	$797,825	$582,020,657	$(1,173,542)

	Strategic Bond Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$18,152,766	—
Level 2 — Other Significant Observable Inputs	$225,717,361	—
Level 3 — Significant Unobservable Inputs	$3,782,860	—

Total	$247,652,987	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Core Bond Fund		High Yield Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$460,800	—	$10,098,268	—
Accrued discounts/premiums	$139	—	$26,388	—
Realized gain(loss)	$(356)	—	$2,325	—
Change in unrealized appreciation(depreciation)	$(154,503)	—	$(3,251,356)	—
Net purchases(sales)	$(4,938)	—	$1,856,463	—
Transfers in and/or out of Level 3	$672,388	—	$3,305,526	—

Balance as of 11/30/2008	$973,530	—	$12,037,614	—

	International Small Cap Equity Fund		Mid Cap Value Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$131,845	—	$8,253,189	—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	—	—
Change in unrealized appreciation(depreciation)	$(530,425)	—	$(288,440)	—
Net purchases(sales)	—	—	$(3,000,000)	—
Transfers in and/or out of Level 3	$780,291	—	$—	—

Balance as of 11/30/2008	$381,711	—	$4,964,749	$—

	Socially Responsible Fund		Strategic Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 8/31/2008	$0	—	$1,994,650	—
Accrued discounts/premiums	—	—	$2,513	—
Realized gain(loss)	—	—	$1,379	—
Change in unrealized appreciation(depreciation)	—	—	$(865,783)	—
Net purchases(sales)	—	—	$769,385	—
Transfers in and/or out of Level 3	—	—	$1,880,716	—

Balance as of 11/30/2008	$0	—	$3,782,860	—

Note 2 — Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	6.37%	$12,749,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated November 28, 2008, bearing interest at a rate of 0.20% per annum, with a principal amount of $200,000,000, a repurchase price of $200,003,333 and maturity date of December 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	4.25%	1/15/10	$157,618,200	$204,000,053

Note 3 — Transactions with Affiliates

As disclosed in the schedule of investments, certain Funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended November 30, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various ARC II Funds*	$7,196	$—
Conservative Growth Lifestyle	Various ARC II Funds*	6,340	—
Moderate Growth Lifestyle	Various ARC II Funds*	14,755	—

Fund	Security	Market Value at 08/31/08	Cost of Purchases†	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/08
Aggressive Growth Lifestyle	Various ARC II Funds*	$91,616,795	$48,396,565	$47,079,931	$(10,662,866)	$(13,739,276)	$68,531,287
Conservative Growth Lifestyle	Various ARC II Funds*	58,567,566	35,432,745	37,027,542	(7,168,708)	(1,849,959)	47,954,102
Moderate Growth Lifestyle	Various ARC II Funds*	145,945,620	91,311,427	92,140,549	(19,025,185)	(12,132,010)	113,959,303

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

Note 4 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2008.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$104,186,900	$336,467	$35,992,080	$(35,655,613)
Capital Appreciation	84,175,045	2,845,408	24,926,773	(22,081,365)
Conservative Growth Lifestyle	52,882,519	532,248	5,460,665	(4,928,417)
Core Bond	173,275,187	1,836,568	23,186,528	(21,349,960)
High Yield Bond	212,515,416	480,903	80,267,552	(79,786,649)
International Small Cap Equity	678,141,767	14,280,271	227,124,480	(212,844,209)
Large Cap Value	211,537,920	1,143,028	44,901,329	(43,758,301)
Mid Cap Growth	180,100,524	2,326,252	54,939,031	(52,612,779)
Mid Cap Value	552,329,359	2,881,948	176,952,559	(174,070,611)
Moderate Growth Lifestyle	136,152,525	879,376	23,072,598	(22,193,222)
Money Market	323,035,542	—	—	—
Small Cap Growth	47,227,255	688,162	18,347,327	(17,659,165)
Small Cap Value	325,846,162	4,991,916	115,972,794	(110,980,878)
Socially Responsible	809,805,579	4,528,811	232,313,734	(227,784,923)
Strategic Bond	314,625,755	2,618,272	69,591,040	(66,972,768)

Note 5 — Unfunded Loan Commitments

On November 30, 2008, the High Yield Bond and Strategic Bond Funds had the following unfunded loan commitment which could be extended at the option of the borrower.

Fund	Name	Type	Maturity Date	Amount
High Yield Bond	Greektown Holdings LLC	Delayed Term Loan	11/11/2009	$319,552
High Yield Bond	Idearc, Inc.	Term B Bank Loan	11/17/2014	500,000
High Yield Bond	Verasun Energy Corp.	Super Priority Secured Debtor	11/03/2009	335,000
Strategic Bond	Verasun Energy Corp.	Super Priority Secured Debtor	11/03/2009	460,000

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company II

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Evelyn M. Curran
Evelyn M. Curran
President

Date:	January 29, 2009

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	January 29, 2009